SEMI-ANNUAL REPORT 1999
--------------------------------------------------------------------------------
Financial statements (unaudited)
including statements of investments

June 30, 1999


TIAA-CREF Mutual Funds




Money Market Fund
Bond PLUS Fund
Growth & Income Fund
Growth Equity Fund
International Equity Fund
Managed Allocation Fund





[LOGO]

TIAA-CREF MUTUAL FUNDS
1999 SEMI-ANNUAL REPORT CONTENTS

      FUND PERFORMANCE
  6   MONEY MARKET FUND
  7   BOND PLUS FUND
  8   GROWTH & INCOME FUND
  9   GROWTH EQUITY FUND
 10   INTERNATIONAL EQUITY FUND
 11   MANAGED ALLOCATION FUND

      FINANCIAL STATEMENTS
 12   STATEMENTS OF ASSETS AND LIABILITIES
 13   STATEMENTS OF OPERATIONS
 14   STATEMENTS OF CHANGES IS NET ASSETS
 16   FINANCIAL HIGHLIGHTS
 20   NOTES TO FINANCIAL STATEMENTS

      STATEMENTS OF INVESTMENTS
 24   MONEY MARKET FUND
 27   BOND PLUS FUND
 31   GROWTH & INCOME FUND
 41   GROWTH EQUITY FUND
 57   INTERNATIONAL EQUITY FUND
 65   MANAGED ALLOCATION FUND

 67   TIAA-CREF PRODUCTS AND SERVICES


The Fund Managers
--------------------------------------------------------------------------------

Money Market Fund
STEVEN TRAUM, MANAGING DIRECTOR, TEACHERS ADVISORS
Mr. Traum joined TIAA-CREF in 1983. He has been responsible for managing the CREF Money Market Account since its inception in 1988, and he has also been responsible for managing the CREF Inflation-Linked Bond Account since its inception in 1997. In addition, he manages the cash components of the other TIAA-CREF Mutual Funds and the CREF Accounts.

Bond PLUS Fund
ELIZABETH BLACK, MANAGING DIRECTOR, PORTFOLIO MANAGEMENT, TEACHERS ADVISORS
Ms. Black has been with TIAA-CREF for twelve years and is also responsible for managing the investments in CREF's Bond Market Account ($3.1 billion in assets) and the fixed-income portion of CREF's Social Choice Account ($1.3 billion in assets).

Growth & Income Fund
CARLTON N. MARTIN, MANAGING DIRECTOR, GLOBAL RESEARCH, TEACHERS ADVISORS
Mr. Martin joined TIAA-CREF in 1980. He is also responsible for managing the actively managed domestic component of the CREF Global Equities Account.

Growth Equity Fund
GROWTH PORTFOLIO MANAGEMENT GROUP, TEACHERS ADVISORS
The Growth Equity Fund is managed by the Growth Portfolio Management Group of Teachers Advisors. Nancy Wadelton and Willard T. Wolff are responsible for the day-to-day management of the fund's stock selection portfolio. A team of individuals from the Teachers Advisors quantitative investment unit manages the "Enhanced Index" subportfolio.

International Equity Fund
CHRIS SEMENUK, DIRECTOR, GLOBAL PORTFOLIO MANAGEMENT, TEACHERS ADVISORS
Mr. Semenuk joined TIAA-CREF in 1993. He is also responsible for managing the international component of the CREF Global Equities Account.

Managed Allocation Fund
JAMES G. FLEISHMANN, SENIOR MANAGING DIRECTOR, GLOBAL RESEARCH,
TEACHERS ADVISORS
Mr. Fleischmann joined TIAA-CREF in 1994 and is also responsible for global equity research for the CREF accounts.

EDWARD J. GRZYBOWSKI, MANAGING DIRECTOR, TEACHERS ADVISORS
Mr. Grzybowski joined TIAA-CREF in 1987; he also has supervisory responsibility over investments in CREF's Bond Market, Money Market, and Inflation-Linked Bond Accounts.

DEAR TIAA-CREF MUTUAL FUND PARTICIPANT:

Since the TIAA-CREF Mutual Funds were launched in 1997, they have attracted over $1.5 billion in assets, and over 90,000 individuals have invested in the funds.

We are fortunate to have received praise from the financial press for our commitment to service, our nonprofit operations, and our continuing efforts to maintain low expenses and achieve excellent investment performance. Of course, past performance does not guarantee future returns.

One  of the  hallmarks  of  TIAA-CREF's  equity  funds  is  the  TIAA-CREF  Dual
Investment Management Strategy.SM Our Growth & Income, Growth Equity, and International Equity Funds each employ this innovative investment strategy, the same fundamental approach that CREF has used over the years to manage more than $160 billion in pension assets.

Using the Dual Investment Management Strategy,SM each equity fund is comprised of two subportfolios: an actively managed "Stock Selection" component and an "Enhanced Index" segment. The Stock Selection subportfolio holds a relatively small number of stocks that the fund's management believes offer superior returns. Money that is not invested in the fund's Stock Selection subportfolio is invested in the Enhanced Index component, which seeks to outperform the fund's benchmark index while also limiting the possibility of underperforming that benchmark. This dual investment approach enables the funds to remain fully invested even during periods when a fund's management cannot find attractive, undervalued investment opportunities for the Stock Selection subportfolio.

In this semi-annual report, you will see that all of TIAA-CREF's equity funds and our Money Market Fund performed extremely well during the first half of 1999, posting strong returns against their peer groups and respective benchmark indices. As our domestic and global economic reports suggest, overall performance of our funds has benefited from a strong domestic stock market, a healthy U.S. economy, and favorable global conditions.

We believe that our innovative and traditional investment strategies, combined with our commitment to low expenses, have contributed to the ongoing success of the TIAA-CREFMutual Funds.

                                                    /s/ Martin L. Leibowitz
                                                      --Martin L. Leibowitz
                                                          VICE CHAIRMAN AND
                                                   CHIEF INVESTMENT OFFICER

THE ECONOMIC ENVIRONMENT IN 1999


THE U.S. ECONOMY


For the first half of 1999, the U.S. economy has defied expectations and produced amazingly strong growth. After a roaring 6 percent growth rate in the fourth quarter of 1998, the first half of 1999 is running at close to a 4 percent pace. Inflation remains in check; full- year 1998 Consumer Price Index
(CPI) growth was only 1.6 percent, and this year's monthly increases are not seriously higher.

Economic forecasters expected a much weaker economy in the first half of 1999 as a follow-up to difficulties in the financial markets last fall. The Federal Reserve responded promptly to offset market turbulence with three interest rate cuts and vigorous money supply growth.

The lower interest rates were a boon to consumers, encouraging home mortgage refinancing, home purchases, and overall consumer spending. Consumers got another boost this year from fiscal policy in the form of new household tax credits and education credits. On top of this, strong stock market performance early this year increased the value of individual investment assets. The combined stimulus of lower interest rates and tax credits fueled an explosive
6.7 percent rate of increase in consumer spending in the first quarter, the strongest in ten years.

The U.S. manufacturing sector also perked up during the first half of 1999, after many months of languor related to poor international trade conditions. Improved manufacturing conditions strengthened corporate profits growth and business investment spending as well.

Looking ahead, most forecasters expect the U.S. economy to slow down to the 3 percent growth range for the remainder of 1999. This is likely to result in part from higher interest rates, which have curtailed the incentive for home mortgage refinancing and home purchases that until now have been such powerful sources of growth. Slower growth


FIGURE 1
REAL GROWTH AND INFLATION IN THE U.S. ECONOMY IN THE 1990S
(Seasonally adjusted annualized rates, quarterly)


[The following table represents a chart in the printed material]



                  GDP              CPI
3/90             3.90%            7.10%
                 1.20%            4.10%
                -1.90%            7.10%
                -4.10%            7.00%
3/91            -2.10%            3.00%
                 1.80%            2.40%
                 1.00%            3.10%
                 1.00%            3.40%
3/92             4.70%            2.70%
                 2.50%            3.10%
                 3.00%            3.10%
                 4.30%            3.50%
3/93             0.10%            2.80%
                 2.00%            3.00%
                 2.10%            1.90%
                 5.30%            3.30%
3/94             3.00%            1.90%
                 4.70%            2.60%
                 1.80%            3.80%
                 3.60%            2.40%
3/95             0.90%            2.60%
                 0.30%            3.40%
                 3.00%            2.10%
                 2.20%            2.50%
3/96             1.80%            3.20%
                 6.00%            3.70%
                 1.00%            2.40%
                 4.30%            3.30%
3/97             4.90%            2.20%
                 3.30%            1.30%
                 3.10%            1.90%
                 3.70%            1.80%
3/98             4.80%            1.00%
                 7.40%            1.80%
                 3.90%            1.60%
                 6.00%            1.70%
3/99             4.30%            1.50%

                                   QUARTERLY
               SOURCE: FEDERAL RESERVE ECONOMIC DATABASE (FRED(R)

--------------------------------------------------------------------------------

will also come from the increasingly tight labor market--without available labor, the economy must slow. The unemployment rate has been holding at 4.5 percent or less for more than a year and businesses are struggling to fill jobs.

The actions of the Federal Reserve will continue to play an important role in shaping the economy in the near future. The Fed has already raised interest rates once in 1999. Such tightening validates the Fed's commitment to keep inflation in check and at the same time influences the path of growth through next year.

                                                             /s/Martha S. Peyton
                                                              --Martha S. Peyton
                                                               MANAGING DIRECTOR


--------------------------------------------------------------------------------
4   TIAA-CREF Mutual Funds   1999 SEMI-ANNUAL REPORT

THE GLOBAL ECONOMIC OUTLOOK

Global equity markets, destabilized by the Russian market crisis of last August, have demonstrated remarkable resilience and achieved a solid recovery (see Figure 1). Contributing to this recovery were the decisive and timely actions of the U.S. Federal Reserve. The Fed helped to limit and ultimately reduce the extensive risks to interdependent financial markets and companies in those markets by reducing short-term interest rates--its first adjustment of policy rates in eighteen months. Short-term interest rates in the Euro area and Japan continued to trend lower to extraordinary levels (see Figure 2).

Leading indicators of economic activity for the Organization for Economic Cooper-ation and Development (OECD) improved steadily from a low in October `98, signaling a potentially stronger global economy (see Figure 3). Investors tended to respond positively to the improved outlook. World equity markets in the first half of 1999 grew by 12.3 percent, when valued in the currencies of individual countries, and by 7.9 percent, when valued in the strong U.S. dollar. A benign global inflation picture (notwith-standing the rebound in oil prices to late-1997 levels) has provided support for global equities markets.

The Japanese economy, an important key to global economic growth, shows signs of progress after its protracted decline. Short-term interest rates have stayed very close to zero percent, with long-term interest rates around 1.5 percenta result of unprecedented ease in monetary policy. In the longer term, the massive budget deficits could pose difficulties. Required to finance ongoing fiscal stimulus, they are expected to push the gross general government debt to about 120 percent of GDP--one of the highest ratios in the OECD. Nevertheless, the nearly 30 percent year-to-date rise in Japan's equity market can be attributed to continuing positive policy initiatives, signs of improved private sector demand, and corporate restructuring.

In Euro-area markets, consumer confidence remains high. European business confidence, shaken by the Asian crisis and turbulence in Russia and Brazil, is picking up as the reverberations of those problems fade, and monetary policy remains highly accommodative. Implementation of the single currency (Euro) from January 1, 1999, will result in increased transparency of pricing and massive rationalization of business enterprises, including ongoing privatization, leading to more effective, globally competitive enterprises.

In contrast to most of Europe, the United Kingdom is experiencing tight labor markets, with unemployment at a very low 4.5 percent. Domestic demand remains strong, on the back of solid income generation.

On balance, stimulative macroeconomic policies on a global basis (despite a modest tightening of monetary policy in the U.S.) will support improved growth prospects ahead, with continued relatively benign inflation consequences--a combination of factors that is resulting in a more favorable outlook for corporate profitability.

                                                                --Harvey Kerrich
                                                             TIAA-CREF ECONOMIST



--------------------------------------------------------------------------------
FIGURE 1
MSCI WORLD INDEX (in U.S. dollars)

[The following table represents a chart in the printed material]

12/97          936.59
                  962
              1013.37
 3/98         1073.26
               1059.3
              1064.55
 6/98         1072.12
              1083.38
              1016.31
 9/98          952.39
              1012.67
              1109.53
12/98          1148.2
              1154.44
              1151.82
3/99          1187.55
              1244.93
              1191.73
 6/99         1240.75
Source: Morgan Stanley Capital International, Inc.

FIGURE 2
SHORT-TERM INTEREST RATES

[The following table represents a chart in the printed material]

                 Short-Term      Short-Term     Short-Term     Short-Term
              Interest Rates  Interest Rates Interest Rates Interest Rates
                    U.S.          Euro Area       Japan           U.K.
12/97               5.91            4.34           0.74           7.72
                    5.66            4.23           0.75           7.59
                    5.63             4.2           0.84           7.54
 3/98               5.69            4.08           0.73           7.57
                    5.69            4.07           0.66           7.54
                    5.69            4.04           0.57           7.49
 6/98               5.69               4           0.57           7.71
                    5.69            3.94           0.64           7.81
                    5.68            3.92           0,65           7.73
 9/98                5.5            3.91           0.48           7.47
                    5.27             3.8            0.4           7.22
                    5.32            3.69            0.4           6.97
12/98               5.23            3.36            0.5           6.46
                    5.01            3.13           0.51           5.92
                       5            3.09           0.38           5.53
 3/99               5.01            3.05            0.2            5.4
                       5             2.7           0.15           5.32
                    5.02            2.58           0.11           5.35
 6/99               5.18            2.63            0.1           5.22
SOURCE: OECD

FIGURE 3
OECD COMPOSITE LEADING INDICATORS

[The following table represents a chart in the printed material]

12/97              116.2
                   116.4
                   116.5
 3/98                117
                   116.9
                   116.8
 6/98              116.7
                   116.7
                   116.2
 9/98              115.5
                   115.4
                   115.9
12/98              116.7
                   117.4
                     118
 3/99              118.2
                   118.6
 6/99

SOURCE: OECD


--------------------------------------------------------------------------------
                               TIAA-CREF Mutual Funds 1999 SEMI-ANNUAL REPORT  5

MONEY MARKET FUND
--------------------------------------------------------------------------------

RISK FACTOR  Very low

INVESTMENT OBJECTIVE
The TIAA-CREF Money Market Fund seeks high current income, to the extent consistent with maintaining liquidity and preserving capital.

PORTFOLIO PROFILE
o Invests in money market securities classified as "first-tier securities," which are ranked in the highest category by nationally recognized statistical rating organizations.
o Average weighted maturity of 90 days or less.
o Longest maturity will be 397 days.

PERFORMANCE IN 1999
The TIAA-CREF Money Market Fund's total rate of return for the first six months of 1999 was 2.36 percent. The Money Market Fund achieved a one-year average annual compound rate of total return of 5.09 percent, exceeding the 4.68 percent of IBC's Money Fund Report AverageTM--All Taxable.

During the second quarter of 1999, the weighted average maturity of Money Market Fund investments varied from a low of 56 days to a high of 65 days, compared with a range of 57 to 61 days for IBC's Money Fund Report Average. Asset-allocation changes in the second quarter included an increase in holdings of floating/variable-rate securities and bank liabilities and a decrease in our holdings of commercial paper and U.S. government agency securities.

ASSET ALLOCATION  AS OF 6/30/99

[PIE CHART DATA]

Commercial Paper        66%
Medium term &
  variable rate notes   17%
Bankers' acceptances &
  bank notes             8%
Certificates of
  deposit                7%
U.S. government
  agency discount
  notes                  2%

--------------------------------------------------------------------------------
$10,000 OVER LIFE OF FUND

[The following table represents a chart in the printed material]

                       Lipper        IBC Money
                    Money Market    Fund Report        Money
                       Funds         Average--         Market
                      Average       All Taxable         Fund

                       10000           10000           10000
     Sep-97            10040           10041           10044
                       10081           10084           10090
                       10121           10126           10132
     Dec-97            10164           10170           10179
                       10207           10214           10226
                       10244           10253           10269
     Mar-98            10286           10297           10317
                       10328           10340           10363
                       10370           10384           10407
     Jun-98            10411           10426           10456
                       10454           10471           10504
                       10497           10515           10552
     Sep-98            10538           10558           10598
                       10579           10601           10643
                       10618           10641           10689
     Dec-98            10658           10683           10734
                       10697           10724           10780
                       10732           10759           10819
     Mar-99            10769           10799           10862
                       10806           10838           10904
                       10844           10877           10947
     Jun-99            10881           10915           10989
--------------------------------------------------------------------------------

PERFORMANCE AT A GLANCE
                                                                                                               Net Annualized Yield
AS OF 6/30/99           Average Annual Compound    Cumulative Rates                Average                     FOR THE 7 DAYS ENDING
                        Rates of Total Return(1)   of Total Return(1)               Maturity                         6/29/99
                                    SINCE                  SINCE       Expense    (days)          Net Assets    CURRENT    EFFECTIVE
                           1 YEAR  INCEPTION(2)  1 YEAR  INCEPTION(2)    Ratio   AS OF 6/29/99    IN MILLIONS    YIELD       YIELD
MONEY MARKET FUND           5.09%    5.30%        5.09%    9.89%        0.29%(3)      56            $287.54      4.73%      4.84%
------------------------------------------------------------------------------------------------------------------------------------

IBC's Money Fund Report     4.68     4.90         4.68     9.15         0.49          57               --        4.35       4.44
  AverageTM--All Taxable
------------------------------------------------------------------------------------------------------------------------------------

Lipper Money Market
  Funds Average             4.51     4.71         4.51     8.78          --           --               --         --         --
------------------------------------------------------------------------------------------------------------------------------------

1 PAST PERFORMANCE SHOULDN'T BE TAKEN AS A GUARANTEE OF THE SAME FUTURE RATES OF
  RETURN FROM THE MONEY MARKET FUND. FUTURE RETURNS WILL FLUCTUATE, AS WILL THE VALUE OF INVESTMENT PRINCIPAL. THE SHARES YOU OWN MAY BE WORTH MORE OR LESS
  THAN THEIR ORIGINAL VALUE UPON REDEMPTION. WE WILL ATTEMPT TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE FOR THIS FUND, BUT IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

2 INCEPTION DATE OF THE MONEY MARKET FUND WAS 9/2/97.

3 THIS ANNUAL RATE REFLECTS A WAIVER OF A PORTION OF THE FUND'S  MANAGEMENT FEE.
  THE WAIVER IS CONTRACTUAL AND IS GUARANTEED THROUGH AT LEAST JULY 1, 2000.

THE TIAA-CREF MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER U.S. GOVERNMENT AGENCY.

--------------------------------------------------------------------------------
6   TIAA-CREF Mutual Funds   1999 SEMI-ANNUAL REPORT

BOND PLUS FUND
--------------------------------------------------------------------------------

RISK FACTOR  Low to moderate

INVESTMENT OBJECTIVE
The TIAA-CREF Bond PLUS Fund seeks a favorable long-term rate of return, primarily through high current income consistent with preserving capital.

PORTFOLIO PROFILE
o Aims to match the risk characteristics of the benchmark, so returns should be similar to those of the benchmark index.

o Overweights  investments  in   undervalued  securities  as  compared  with the
  benchmark, and underweights investments in overvalued securities as compared with the benchmark.

o Utilizes sector allocation strategies to maintain optimum portfolio structure.

PERFORMANCE IN 1999
In the second quarter of 1999, the Bond PLUS Fund posted a return of -1.18 percent. The fund trailed its benchmark, the Lehman Brothers Aggregate Bond Index, which showed a return of -0.88 percent.

As compared with its benchmark, the fund's performance resulted primarily from security selection and expenses. The PLUS component of the fund made up only 4 percent of the fund's holdings at the end of the second quarter.

As of June 30, 1999, the Bond PLUS Fund's holdings were overweight in asset-backed, mortgage-backed, and U.S. agency securities, versus the holdings in the Lehman Brothers Aggregate Bond Index, and were neutral in corporate holdings.

BOND PLUS VS. BENCHMARK: RISK CHARACTERISTICS
Measure*                Average Life               Option-Adjusted Duration
                    (IN YEARS) 6/30/99               (IN YEARS) 6/30/99
Bond PLUS                   8.56                             4.88
--------------------------------------------------------------------------------
Lehman Brothers
  Aggregate Bond Index      8.54                             4.88

*AS CALCULATED USING AN ANALYTICAL MODEL DEVELOPED BY BARRA, A WIDELY RECOGNIZED
 INVESTMENT  RESEARCH  FIRM THAT  CREATED  THE FIRST  MULTIPLE-FACTOR  BOND RISK
 MODEL.
--------------------------------------------------------------------------------
TOP FIVE MARKET SECTORS      12/31/98       6/30/99
Mortgage-backed securities*     30%           43%
--------------------------------------------------------------------------------
Corporate bonds                 23            27
U.S. government securities      43            26
Yankees**                        1             2
Money market instruments         3             2
--------------------------------------------------------------------------------
 * INCLUDES GOVERNMENT-BACKED AND PRIVATE-LABEL SECURITIES AND ASSET-BACKED SECURITIES

** FOREIGN GOVERNMENT AND CORPORATE BONDS DENOMINATED IN U.S. DOLLARS
--------------------------------------------------------------------------------
$10,000 OVER LIFE OF FUND

[The following table represents a chart in the printed material]

                      LIPPER INTERMEDIATE    LEHMAN BROTHERS          BOND
                        INVESTMENT GRADE     AGGREGATE BOND           PLUS
                           DEBT INDEX             INDEX               FUND
                             10000                10000              10000
          Sep-97             10144                10147              10143
                             10266                10295              10286
                             10295                10342              10345
          Dec-97             10389                10446              10451
                             10527                10580              10591
                             10513                10571              10575
          Mar-98             10552                10607              10627
                             10601                10662              10687
                             10697                10764              10781
          Jun-98             10782                10855              10883
                             10804                10878              10914
                             10950                11055              11114
          Sep-98             11195                11314              11369
                             11104                11247              11301
                             11160                11311              11328
          Dec-98             11208                11345              11385
                             11277                11435              11446
                             11077                11235              11250
          Mar-99             11164                11297              11324
                             11202                11333              11365
                             11088                11234              11250
          Jun-99             11050                11198              11191
--------------------------------------------------------------------------------

PERFORMANCE AT A GLANCE

AS OF 6/30/99                 Average Annual Compound          Cumulative Rates
                              Rates of Total Return(1)          of Total Return1           Expense        Net Assets
                             1 YEAR   SINCE INCEPTION(2)    1 YEAR   SINCE INCEPTION2       Ratio         IN MILLIONS
BOND PLUS FUND                2.82%       6.35%              2.82%       11.91%            0.30%(3)       $193.22
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers               3.15        6.39               3.15        11.98               --               --
Aggregate Bond Index
------------------------------------------------------------------------------------------------------------------------------------
Lipper Intermediate
  Investment                  2.48        5.60               2.48        10.49               --               --
  Grade Debt Index
------------------------------------------------------------------------------------------------------------------------------------

1 PAST PERFORMANCE SHOULDN'T BE TAKEN AS A GUARANTEE OF THE SAME FUTURE RATES OF
  RETURN FROM THE BOND Plus FUND. FUTURE RETURNS WILL FLUCTUATE, AS WILL THE VALUE OF INVESTMENT PRINCIPAL. THE SHARES YOU OWN MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL VALUE UPON REDEMPTION.

2 INCEPTION DATE OF THE BOND Plus FUND WAS 9/2/97.

3 THIS ANNUAL RATE REFLECTS A WAIVER OF A PORTION OF THE FUND'S  MANAGEMENT FEE.
  THE WAIVER IS CONTRACTUAL AND IS GUARANTEED THROUGH AT LEAST JULY 1, 2000.

--------------------------------------------------------------------------------
                                TIAA-CREF Mutual Funds 1999 SEMI-ANNUAL REPORT 7

GROWTH & INCOME FUND
--------------------------------------------------------------------------------

RISK FACTOR  Moderate

INVESTMENT OBJECTIVE
The TIAA-CREF Growth & Income Fund seeks favorable long-term returns through capital appreciation and investment income, primarily from a broadly diversified portfolio of common stocks.

PORTFOLIO PROFILE
o Employs TIAA-CREF's Dual Investment Management Strategy.SM Indexed portion aims to slightly exceed the fund's benchmark, the S&P 500, with low volatility.

o Active portion (40 percent as of 6/30/99) buys stocks when priced fairly or at a discount to growth potential and asset values.

o Occasionally acquires stocks of foreign-based companies not in the benchmark.

PERFORMANCE IN 1999
For the first half of 1999, the Growth and Income Fund posted a 14.89 percent return, versus 12.38 percent for the S&P 500 and 11.59 percent for the Lipper Growth and Income Fund Index.

The fund's positive performance in the first half of 1999 was partly the result of stock selection in telecommunication companies. The fund also achieved good returns in the energy sector and in basic industries.

The fund reflected some weakness in pharmaceutical stocks in which we remain confident for the long run. Returns in the financial sector lagged because of weaker performance by insurance company stocks.

TEN LARGEST HOLDINGS AS OF 6/30/99
Company                       Shares   Market Value (000)
Microsoft Corp               153,096        $13,807
--------------------------------------------------------------------------------
General Electric Co          106,453         12,029
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc         181,509          8,758
--------------------------------------------------------------------------------
IBM Corp                      61,306          7,924
--------------------------------------------------------------------------------
Lucent Technologies, Inc     110,845          7,475
--------------------------------------------------------------------------------
AT&T Corp                    128,870          7,193
--------------------------------------------------------------------------------
Cisco Systems, Inc           105,761          6,815
--------------------------------------------------------------------------------
Intel Corp                   111,577          6,639
--------------------------------------------------------------------------------
Exxon Corp                    82,541          6,366
--------------------------------------------------------------------------------
MCI WorldCom, Inc             70,378          6,057
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
$10,000 OVER LIFE OF FUND

[The following table represents a chart in the printed material]

                          Lipper
                         Growth &               S&P              Growth &
                          Income                500               Income
                           Fund                Index               Fund

                           10000               10000               10000
        Sep-97             10505               10548               10542
                           10156               10195               10207
                           10440               10667               10667
        Dec-97             10616               10851               10837
                           10636               10971               10952
                           11303               11762               11708
        Mar-98             11826               12365               12430
                           11890               12490               12651
                           11708               12275               12451
        Jun-98             11849               12773               12917
                           11559               12636               12854
                            9926               10809               10934
        Sep-98             10372               11502               11499
                           11125               12437               12482
                           11661               13191               13296
        Dec-98             12058               13951               14143
                           12171               14535               14823
                           11902               14083               14314
        Mar-99             12313               14646               15017
                           13111               15214               15687
                           12921               14854               15273
        Jun-99             13456               15679               16249
--------------------------------------------------------------------------------

PERFORMANCE AT A GLANCE

AS OF 6/30/99                 Average Annual Compound           Cumulative Rates
                               Rates of Total Return(1)          of Total Return(1)           Expense     Net Assets
                             1 YEAR   SINCE INCEPTION(2)     1 YEAR   SINCE INCEPTION(2)       Ratio     IN MILLIONS
GROWTH & INCOME FUND         25.79%       30.43%             25.79%       62.49%              0.43%(3)       $389.71
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                22.76        27.90              22.76        56.79                  --           --
------------------------------------------------------------------------------------------------------------------------------------
Lipper Growth &
  Income Fund Index          13.56        17.56              13.56        34.45                  --           --
------------------------------------------------------------------------------------------------------------------------------------

1 PAST PERFORMANCE SHOULDN'T BE TAKEN AS A GUARANTEE OF THE SAME FUTURE RATES OF
  RETURN FROM THE GROWTH & INCOME FUND. FUTURE RETURNS WILL FLUCTUATE, AS WILL THE VALUE OF INVESTMENT PRINCIPAL. THE SHARES YOU OWN MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL VALUE UPON REDEMPTION.

2 INCEPTION DATE OF THE GROWTH & INCOME FUND WAS 9/2/97.

3 THIS ANNUAL RATE REFLECTS A WAIVER OF A PORTION OF THE FUND'S  MANAGEMENT FEE.
  THE WAIVER IS CONTRACTUAL AND IS GUARANTEED THROUGH AT LEAST JULY 1, 2000.

--------------------------------------------------------------------------------
8   TIAA-CREF Mutual Funds   1999 SEMI-ANNUAL REPORT

GROWTH EQUITY FUND

RISK FACTOR  Moderate to high

INVESTMENT OBJECTIVE
The TIAA-CREF Growth Equity Fund seeks a favorable rate of return, mainly through the capital appreciation of a diversified portfolio of common stocks that have the potential for strong growth.

PORTFOLIO PROFILE
o Employs TIAA-CREF's Dual Investment Management Strategy.SM Indexed portion aims to exceed the fund's benchmark, the Russell 3000(R) Growth Index, with low volatility.

o Actively managed part of the fund (62 percent as of 6/30/99) is concentrated in stocks of rapidly growing companies dominant in products and/or services.

o  Actively   selects   international   stocks   outside  of  the  benchmark  as
   opportunities arise.

PERFORMANCE IN 1999

During the first half of 1999, the Growth Equity Fund returned 12.3 percent, topping its benchmark, the Russell 3000(R) Growth Index, by roughly 1.7 percent. The Growth Equity Fund also exceeded the Lipper Growth Fund Index by nearly half a percentage point.

The Growth Equity Fund took advantage of weakness in health care and technology stocks to increase its exposure to those sectors.

Toward the end of the second quarter, the fund increased its holdings in software and semi-conductor stocks. However, the fund remained conservative toward acquiring internet stocks because of their high valuations.


TEN LARGEST HOLDINGS AS OF 6/30/99
Company                            Shares        Market Value (000)
Microsoft Corp                    269,580          $24,313
--------------------------------------------------------------------------------
Tyco International Ltd            231,903           21,973
--------------------------------------------------------------------------------
General Electric Co               182,935           20,672
--------------------------------------------------------------------------------
MCI WorldCom, Inc                 236,048           20,315
--------------------------------------------------------------------------------
Intel Corp                        273,841           16,294
--------------------------------------------------------------------------------
Cisco Systems, Inc                232,454           14,979
--------------------------------------------------------------------------------
Merck & Co, Inc                   175,918           13,018
--------------------------------------------------------------------------------
Waste Management, Inc             189,547           10,188
--------------------------------------------------------------------------------
AT&T Corp                         169,419            9,456
--------------------------------------------------------------------------------
Chancellor Media Corp (Class A)   163,690            9,023
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
$10,000 OVER LIFE OF FUND

[The following table represents a chart in the printed material]

                               Lipper             Russell            Growth
                               Growth             3000(R)            Equity
                             Fund Index        Growth Index           Fund
                               10000              10000              10000
            Sep-97             10572              10524              10535
                               10231              10109              10189
                               10466              10469              10640
            Dec-97             10643              10575              10819
                               10714              10847              11097
                               11469              11675              11899
            Mar-98             11960              12144              12434
                               12088              12303              12658
                               11791              11903              12327
            Jun-98             12300              12578              13064
                               12170              12409              12883
                               10215              10465              10638
            Sep-98             10897              11288              11461
                               11651              12171              12402
                               12345              13098              13300
            Dec-98             13377              14280              14711
                               13948              15102              15606
                               13473              14362              14905
            Mar-99             14057              15101              15520
                               14414              15211              15649
                               14133              14780              15390
            Jun-99             14967              15796              16522
--------------------------------------------------------------------------------

PERFORMANCE AT A GLANCE
AS OF 6/30/99               Average Annual Compound         Cumulative Rates
                            Rates of Total Return(1)          of Total Return(1)         Expense     Net Assets
                             1 YEAR SINCE INCEPTION2      1 YEAR  SINCE INCEPTION(2)      Ratio      IN MILLIONS
GROWTH EQUITY FUND            26.47%      31.62%           26.47%       65.22%           0.45%(3)       $465.78
------------------------------------------------------------------------------------------------------------------------------------
Russell 3000(R)Growth Index   25.58       28.42            25.58        57.96              --           --
------------------------------------------------------------------------------------------------------------------------------------
Lipper Growth Fund Index      21.69       24.65            21.69        49.67              --           --
------------------------------------------------------------------------------------------------------------------------------------

1 PAST PERFORMANCE SHOULDN'T BE TAKEN AS A GUARANTEE OF THE SAME FUTURE RATES OF
  RETURN FROM THE GROWTH EQUITY FUND. FUTURE RETURNS WILL FLUCTUATE, AS WILL THE VALUE OF INVESTMENT PRINCIPAL. THE SHARES YOU OWN MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL VALUE UPON REDEMPTION.

2 INCEPTION DATE OF THE GROWTH EQUITY FUND WAS 9/2/97.

3 THIS ANNUAL RATE REFLECTS A WAIVER OF A PORTION OF THE FUND'S  MANAGEMENT FEE.
  THE WAIVER IS CONTRACTUAL AND IS GUARANTEED THROUGH AT LEAST JULY 1, 2000.

--------------------------------------------------------------------------------
                                TIAA-CREF Mutual Funds 1999 SEMI-ANNUAL REPORT 9

INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

RISK FACTOR  Moderate to high

INVESTMENT OBJECTIVE
The TIAA-CREF International Equity Fund seeks a favorable long-term return, mainly through capital appreciation from a broadly diversified portfolio consisting primarily of foreign equity investments.

PORTFOLIO PROFILE
o Employs TIAA-CREF's Dual Investment Management StrategySM to achieve returns on international equities.

o Indexed portion of the fund aims to slightly exceed the fund's benchmark, the Morgan Stanley Europe, Australasia, Far East (EAFE) Index.

o Actively  managed  (50   percent  as  of  6/30/99)   part   is   comprised  of
  international stocks of companies we believe have strong management and excellent prospects for growth.

PERFORMANCE IN 1999
For the first half of 1999,  the  International  Equity  Fund posted a return of
5.60  percent,  leading  its  benchmark,  the Morgan  Stanley  EAFE Index  (3.97 percent).

As overall performance in the Asia-Pacific region improved since last year, the fund invested in Asian companies it viewed as being significantly undervalued, based on future expected growth rates. Most of the fund's investments in Asia are in the telecommunications, technology and consumer cyclical sectors.

The fund's European investments emphasized mobile communications companies, such as the British company Vodafone and the German company Mannesman.

TEN LARGEST HOLDINGS AS OF 6/30/99
                                                                     Market
Company                         Country               Shares        Value (000)
Mannesmann AG.                  Germany               27,800          $4,157
--------------------------------------------------------------------------------
Invensys PLC                    United Kingdom       872,038           4,127
--------------------------------------------------------------------------------
Vodafone Group PLC              United Kingdom       192,367           3,790
--------------------------------------------------------------------------------
Pearson PLC                     United Kingdom       149,800           3,044
--------------------------------------------------------------------------------
Ericsson Telefon (LM)
  AB Series B                   Sweden                94,300           3,023
--------------------------------------------------------------------------------
Airtours PLC                    United Kingdom       362,100           2,888
--------------------------------------------------------------------------------
Hays PLC                        United Kingdom       259,400           2,733
--------------------------------------------------------------------------------
Koninklijke Ahold NV            Netherlands           73,554           2,534
--------------------------------------------------------------------------------
Ryohin Keikaku Co Ltd           Japan                  8,500           2,138
--------------------------------------------------------------------------------
Bank of Tokyo Mitsubishi Ltd    Japan                146,000           2,078
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
$10,000 OVER LIFE OF FUND

[The following table represents a chart in the printed material]

                             Lipper
                          International      Morgan Stanley      International
                           Fund Index          EAFE Index         Equity Fund
                              10000              10000              10000
          Sep-97              10642              10560              10570
                               9834               9748               9759
                               9753               9649               9682
          Dec-97               9830               9733               9770
                              10068              10178              10186
                              10712              10831              10767
          Mar-98              11294              11165              11194
                              11467              11253              11292
                              11490              11253              11303
          Jun-98              11390              11339              11391
                              11565              11453              11479
                               9901              10034               9967
          Sep-98               9593               9726               9562
                              10298              10739              10094
                              10814              11289              11095
          Dec-98              11080              11680              11652
                              11148              11645              11973
                              10861              11368              11741
          Mar-99              11223              11842              12017
                              11746              12322              12349
                              11309              11687              11741
          Jun-99              11845              12143              12305
--------------------------------------------------------------------------------

PERFORMANCE AT A GLANCE

AS OF 6/30/99                Average Annual Compound           Cumulative Rates
                             Rates of Total Return(1)          of Total Return(1)             Expense     Net Assets
                            1 YEAR   SINCE INCEPTION(2)     1 YEAR   SINCE INCEPTION(2)        Ratio     IN MILLIONS
INTERNATIONAL EQUITY FUND     8.02%       12.02%             8.02%       23.05%               0.49%(3)      $146.14
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley EAFE Index     7.62        11.21              7.62        21.43                  --           --
------------------------------------------------------------------------------------------------------------------------------------
Lipper International
  Fund Index                  4.00         9.65              4.00        18.37                  --           --
------------------------------------------------------------------------------------------------------------------------------------

1 PAST PERFORMANCE SHOULDN'T BE TAKEN AS A GUARANTEE OF THE SAME FUTURE RATES OF
  RETURN FROM THE INTERNATIONAL EQUITY FUND. FUTURE RETURNS WILL FLUCTUATE, AS WILL THE VALUE OF INVESTMENT PRINCIPAL. THE SHARES YOU OWN MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL VALUE UPON REDEMPTION.

2 INCEPTION DATE OF THE INTERNATIONAL EQUITY FUND WAS 9/2/97.

3 THIS ANNUAL RATE REFLECTS A WAIVER OF A PORTION OF THE FUND'S  MANAGEMENT FEE.
  THE WAIVER IS CONTRACTUAL AND IS GUARANTEED THROUGH AT LEAST JULY 1, 2000.

--------------------------------------------------------------------------------
10   TIAA-CREF Mutual Funds   1999 SEMI-ANNUAL REPORT

MANAGED ALLOCATION FUND
--------------------------------------------------------------------------------
RISK FACTOR  Moderate

INVESTMENT OBJECTIVE
The TIAA-CREF Managed Allocation Fund seeks a favorable total rate of return primarily through investments in several of the other TIAA-CREF Mutual Funds that pursue capital appreciation and current income.

PORTFOLIO PROFILE
o Allocation mixture of 60 percent equities and 40 percent fixed income may shift up or down by up to 15 percentage points, based on the relative values of each sector.

o Equity portion consists of a changing mixture of three equity funds, the TIAA-CREF International, Growth Equity, and Growth & Income Funds.

o Fixed-income portion is invested mostly in the Bond PLUS Fund, with occasional investments in the Money Market Fund.

PERFORMANCE IN 1999
For the first half of 1999, the Managed Allocation Fund returned 6.33 percent, surpassing the 5.87 percent return of its benchmark, the Managed Allocation Composite Index. The fund exceeded the 6.17 percent return of the Lipper Balanced Fund Index.

Relative stability in interest rates and positive signs in both the domestic and global economy contributed to the fund's performance, requiring no allocation changes in either the first or second quarters.

ASSET ALLOCATION  AS OF 6/30/99

[The following table represents a pie chart in the printed material]

Bond Plus Fund                39%
Money Market Fund              1%
Growth Equity Fund            24%
International Equity Fund     12%
Growth & Income Fund          24%
--------------------------------------------------------------------------------
$10,000 OVER LIFE OF FUND

[The following table represents a chart in the printed material]

                                             Composite
                                               Index
                                            (48% S&P 500;
                                         40% Lehman Brothers
                                             Aggregate
                          Lipper            Bond Index;            Managed
                         Balanced        12% Morgan Stanley       Allocation
                        Fund Index          EAFE Index)             Fund
                           10000               10000                10000
       Sep-97              10399               10389                10375
                           10210               10182                10178
                           10397               10415                10396
       Dec-97              10550               10555                10539
                           10624               10719                10728
                           11046               11174                11139
       Mar-98              11384               11518                11499
                           11463               11611                11637
                           11347               11541                11563
       Jun-98              11552               11827                11882
                           11417               11785                11861
                           10433               10809                10839
       Sep-98              10884               11209                11207
                           11291               11755                11721
                           11704               12208                12203
       Dec-98              12136               12640                12777
                           12136               12948                13178
                           12330               12618                12799
       Mar-99              12034               12970                13164
                           12331               13314                13382
                           12736               13026                13120
       Jun-99              12886               13462                13585
--------------------------------------------------------------------------------

PERFORMANCE AT A GLANCE
AS OF 6/30/99               Average Annual     Compound         Cumulative Rates
                            Rates of Total     Return1          of Total Return1           Expense     Net Assets
                             1 YEAR        SINCE INCEPTION2   1 YEAR  SINCE INCEPTION2       Ratio     IN MILLIONS
MANAGED ALLOCATION FUND      14.33%          18.25%           14.33%       35.85%             0%(3)       $210.18
------------------------------------------------------------------------------------------------------------------------------------
Composite Index4             13.10           17.67            13.10        34.62              --            --
------------------------------------------------------------------------------------------------------------------------------------
Lipper Balanced Fund Index   11.54           14.95            11.54        29.04              --            --
------------------------------------------------------------------------------------------------------------------------------------

1 PAST PERFORMANCE SHOULDN'T BE TAKEN AS A GUARANTEE OF THE SAME FUTURE RATES OF
  RETURN FROM THE MANAGED ALLOCATION FUND. FUTURE RETURNS WILL FLUCTUATE, AS WILL THE VALUE OF INVESTMENT PRINCIPAL. THE SHARES YOU OWN MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL VALUE UPON REDEMPTION.

2 INCEPTION DATE OF THE MANAGED ALLOCATION FUND WAS 9/2/97.

3 THE MANAGED  ALLOCATION FUND OPERATES AT A ZERO EXPENSE RATIO BECAUSE THE FUND
  ADVISOR DOESN'T RECEIVE A MANAGEMENT FEE FOR ITS SERVICES TO THE FUND AND HAS AGREED TO BE RESPONSIBLE FOR PROVIDING THE SERVICES RESONABLY NECESSARY FOR THE ORDINARY OPERATIONS OF THE FUND. SHAREHOLDERS INDIRECTLY BEAR THEIR PRO RATA SHARE OF THE FEES AND EXPENSES OF THE FUNDS IN WHICH THE MANAGED ALLOCATION FUND INVESTS. WITH A TYPICAL ASSET MIX FOR THE MANAGED ALLOCATION
  FUND: 24% GROWTH EQUITY FUND, 24%GROWTH & INCOME FUND, 12% INTERNATIONAL EQUITY FUND, AND 40% BOND Plus FUND, THE EXPENSE RATIO WOULD BE 0.39%.

4 COMPOSITE  INDEX:  48%, S&P 500 INDEX;  40%,  LEHMAN  BROTHERS  AGGREGATE BOND
  INDEX; 12%, MORGAN STANLEY EAFE INDEX.


                               TIAA-CREF Mutual Funds 1999 SEMI-ANNUAL REPORT 11


TIAA-CREF MUTUAL FUNDS                                                                      STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------------------------------------------------------
June 30, 1999                                                                                                         (Unaudited)
--------------------------------------------------------------------------------------------------------------------------------
                                      MONEY        BOND         GROWTH &        GROWTH      INTERNATIONAL      MANAGED
                                     MARKET        PLUS          INCOME         EQUITY         EQUITY        ALLOCATION
                                      FUND         FUND           FUND           FUND           FUND            FUND
--------------------------------------------------------------------------------------------------------------------------------
ASSETS
  Portfolio investments, at cost  $288,131,643  $229,984,298  $323,206,206   $396,035,491   $129,522,443   $183,684,676
  Net unrealized appreciation
    (depreciation) of
    portfolio investments                   --    (3,155,444)   69,798,855     71,380,028     15,157,750     26,788,448
--------------------------------------------------------------------------------------------------------------------------------

  Portfolio investments, at value  288,131,643   226,828,854   393,005,061    467,415,519    144,680,193    210,473,124
  Cash                                  42,263        22,647       255,554      1,797,627        646,238        523,301
  Receivable from securities
    transactions                            --    58,236,378       898,186      2,721,122      2,408,241             --
  Receivable for Fund shares sold    1,062,272       991,874     1,185,327        992,454        190,049        598,315
  Dividends receivable                      --            --       278,925        293,453        348,651             --
  Interest receivable                1,537,520     2,363,504        34,078             --             --             --
--------------------------------------------------------------------------------------------------------------------------------
    TOTAL ASSETS                   290,773,698   288,443,257   395,657,131    473,220,175    148,273,372    211,594,740
--------------------------------------------------------------------------------------------------------------------------------

LIABILITIES

  Accrued management fee                69,183        46,829       127,542        161,573         58,157             --
  Payable for securities
    transactions                     1,980,544    95,039,090     5,610,491      6,779,365      2,067,271      1,148,429
  Payable for Fund shares redeemed   1,140,129        80,142       161,433        499,565          5,934        213,235
  Income distribution payable           38,926        54,020        45,878             --             --         53,801
  Other payables and accrued
     expenses                            1,881         1,262         2,175          1,646            848             --
--------------------------------------------------------------------------------------------------------------------------------
    TOTAL LIABILITIES                3,230,663    95,221,343     5,947,519      7,442,149      2,132,210      1,415,465
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                        $287,543,035  $193,221,914  $389,709,612   $465,778,026   $146,141,162   $210,179,275
================================================================================================================================

NET ASSETS CONSIST OF:

  Paid in capital                 $287,542,696  $199,580,662  $307,619,823   $362,144,604   $131,328,832   $183,168,458
  Accumulated undistributed
    (overdistributed)
    net investment income                   --            95       103,206        431,986      1,094,728         (1,802)
  Accumulated undistributed
    net realized gain (loss)
    on total investments                   339    (3,203,399)   12,187,728     31,821,408    (1,440,148)        224,171
  Accumulated net unrealized
    appreciation (depreciation)
    on investments                          --    (3,155,444)   69,798,855     71,380,028     15,157,750     26,788,448
--------------------------------------------------------------------------------------------------------------------------------

NET ASSETS                        $287,543,035  $193,221,914  $389,709,612   $465,778,026   $146,141,162   $210,179,275
================================================================================================================================

Outstanding shares of
  beneficial interest,
  unlimited shares authorized
  ($.0001 par value)               287,542,696    19,613,937    25,544,812     30,376,786     13,130,909     16,962,483
NET ASSET VALUE PER SHARE                $1.00         $9.85        $15.26         $15.33         $11.13         $12.39
================================================================================================================================
12  1999 SEMI-ANNUAL REPORT                                                                    SEE NOTES TO FINANCIAL STATEMENTS

TIAA-CREF MUTUAL FUNDS                                                                    STATEMENTS OF OPERATIONS
------------------------------------------------------------------------------------------------------------------
For the Six Months Ended June 30, 1999                                                                 (Unaudited)
------------------------------------------------------------------------------------------------------------------
                                      MONEY        BOND        GROWTH &       GROWTH     INTERNATIONAL    MANAGED
                                     MARKET        PLUS         INCOME        EQUITY        EQUITY      ALLOCATION
                                      FUND         FUND          FUND          FUND          FUND          FUND
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Interest                          $6,942,141    $5,325,314   $  175,566    $  154,222    $   29,843   $   15,093
  Dividends                                 --            --    1,934,103     1,175,766     1,576,886    2,354,563
  Foreign taxes withheld                    --            --      (31,458)      (12,046)     (177,428)          --
------------------------------------------------------------------------------------------------------------------
     Total income                    6,942,141     5,325,314    2,078,211     1,317,942     1,429,301    2,369,656

EXPENSES:
  Management fees                    1,095,441       721,428    1,483,275     1,888,562       654,093           --
  Trustee fees and expenses              1,664         1,082        1,919         2,385         1,634           --
------------------------------------------------------------------------------------------------------------------
  Total expenses before waiver       1,097,105       722,510    1,485,194     1,890,947       655,727           --
    Less expenses waived by the
    advisor                           (693,317)     (450,892)    (797,459)     (993,980)     (330,350)          --
------------------------------------------------------------------------------------------------------------------
    Net expenses                       403,788       271,618      687,735       896,967        325,377          --
------------------------------------------------------------------------------------------------------------------
  Net investment income              6,538,353     5,053,696    1,390,476       420,975      1,103,924   2,369,656
------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON TOTAL INVESTMENTS

  Realized gain (loss) on:
    Portfolio investments                  745    (3,030,409)   7,374,723   31,499,014      2,369,600           --
    Foreign currency transactions           --            --       17,179      (2,146)        (59,001)          --
------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) on total
    investments                            745    (3,030,409)   7,391,902   31,496,868      2,310,599           --
------------------------------------------------------------------------------------------------------------------
  Change in unrealized appreciation
    (depreciation) on:
    Portfolio investments                   --    (5,171,391)  36,866,376   15,191,247       3,700,181   9,316,571
    Translations of assets (other than
      portfolio investments) and
      liabilities denominated in
      foreign currencies                    --            --       (2,595)       1,155         59,675           --
------------------------------------------------------------------------------------------------------------------
  Net change in unrealized
    appreciation (depreciation)
    on total investments                    --    (5,171,391)  36,863,781   15,192,402      3,759,856    9,316,571
------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
    gain (loss) on total investments       745    (8,201,800)  44,255,683   46,689,270      6,070,455    9,316,571
------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS         $6,539,098   ($3,148,104) $45,646,159  $47,110,245     $7,174,379  $11,686,227
==================================================================================================================
SEE NOTES TO FINANCIAL STATEMENTS                                                       1999 SEMI-ANNUAL REPORT 13

TIAA-CREF MUTUAL FUNDS                                                                  STATEMENTS OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------------------------------
                                                      MONEY MARKET FUND                       BOND PLUS FUND
                                                 ---------------------------             ---------------------------
                                                   FOR THE        FOR THE                  FOR THE       FOR THE
                                                 SIX MONTHS        YEAR                  SIX MONTHS       YEAR
                                                    ENDED          ENDED                    ENDED         ENDED
                                                  JUNE 30,     DECEMBER 31,               JUNE 30,    DECEMBER 31,
                                                    1999           1998                     1999          1998
---------------------------------------------------------------------------------------------------------------------------
                                                 (Unaudited)                             (Unaudited)
INCREASE IN NET ASSETS
OPERATIONS:
  Net investment income                        $ 6,538,353    $ 6,976,294              $ 5,053,696      $ 5,921,526
  Net realized gain (loss) on total investment         745           (406)              (3,030,409)       1,380,932
  Net change in unrealized appreciation
    (depreciation) on total investments                 --             --               (5,171,391)       1,588,693
---------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) from operations      6,539,098      6,975,888               (3,148,104)       8,891,151
---------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                    (6,538,353)    (6,976,294)              (5,075,232)      (5,899,894)
  In excess of net investment income                    --             --                       --               --
  From net realized gain on total Investments           --             --                       --       (1,547,852)
---------------------------------------------------------------------------------------------------------------------------
    Total distributions                         (6,538,353)    (6,976,294)              (5,075,232)      (7,447,746)
---------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
  Seed money redemptions by TIAA               (52,851,933)            --               (9,103,000)              --
  Subscriptions                                218,179,727    231,893,540               61,708,500       85,689,920
  Reinvestment of distributions                  6,298,070      6,807,830                4,840,231        7,241,764
  Exchanges among the Funds, net               (17,956,788)   (13,203,378)              (6,993,029)       4,219,339
  Redemptions                                  (91,314,084)   (63,915,543)              (4,041,167)      (1,963,519)
---------------------------------------------------------------------------------------------------------------------------
    Net increase from share transactions        62,354,992    161,582,449               46,411,535       95,187,504
---------------------------------------------------------------------------------------------------------------------------
  Total increase in net assets                  62,355,737    161,582,043               38,188,199       96,630,909
NET ASSETS
  Beginning of year                            225,187,298     63,605,255              155,033,715       58,402,806
---------------------------------------------------------------------------------------------------------------------------
  End of period                               $287,543,035   $225,187,298             $193,221,914     $155,033,715
===========================================================================================================================
CHANGE IN FUND SHARES:
  Shares outstanding at beginning of year      225,187,704     63,605,255               15,052,690        5,788,193
---------------------------------------------------------------------------------------------------------------------------
  Seed money shares redeemed byTIAA            (52,851,933)            --                 (905,583)              --
  Shares sold                                  218,179,727    231,893,540                6,080,901        8,343,128
  Shares issued in reinvestment of
     distributions                               6,298,070      6,807,830                  481,314          705,275
  Shares exchanged among the Funds, net        (17,956,788)   (13,203,378)                (686,319)         406,449
  Shares redeemed                              (91,314,084)   (63,915,543)                (409,066)        (190,355)
---------------------------------------------------------------------------------------------------------------------------
    Net increase in shares outstanding          62,354,992    161,582,449                4,561,247        9,264,497
---------------------------------------------------------------------------------------------------------------------------
  Shares outstanding at end of period          287,542,696    225,187,704               19,613,937       15,052,690
===========================================================================================================================

14  1999 SEMI-ANNUAL REPORT

TIAA-CREF MUTUAL FUNDS                                                     STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------------------------
                                                      GROWTH & INCOME FUND           GROWTH EQUITY FUND
                                                   -------------------------      --------------------------
                                                      FOR THE       FOR THE          FOR THE       FOR THE
                                                    SIX MONTHS       YEAR          SIX MONTHS       YEAR
                                                       ENDED         ENDED            ENDED         ENDED
                                                     JUNE 30,    DECEMBER 31,       JUNE 30,    DECEMBER 31,
                                                       1999          1998             1999          1998
------------------------------------------------------------------------------------------------------------
                                                   (Unaudited)                       (Unaudited)
INCREASE IN NET ASSETS
OPERATIONS:
  Net investment income                            $ 1,390,476   $ 1,351,717     $  420,975    $  577,489
  Net realized gain (loss) on total investment       7,391,902     5,262,170     31,496,868     1,993,400
  Net change in unrealized appreciation
    (depreciation) on total investments             36,863,781    31,134,980     15,192,402    55,669,056
--------------------------------------------------------------------------------------------------------------
    Net increase (decrease) from operations         45,646,159    37,748,867     47,110,245    58,239,945
--------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                        (1,292,787)   (1,337,813)            --      (530,447)
  In excess of net investment income                        --            --             --            --
  From net realized gain on total Investments               --      (434,363)            --    (1,784,085)
--------------------------------------------------------------------------------------------------------------
    Total distributions                             (1,292,787)   (1,772,176)            --    (2,314,532)
--------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
  Seed money redemptions by TIAA                   (56,727,011)           --    (57,185,880)           --
  Subscriptions                                    164,732,302   134,533,838    177,468,738   174,729,292
  Reinvestment of distributions                      1,223,869     1,709,177             --     2,276,443
  Exchanges among the Funds, net                    13,859,016     3,567,587     12,212,729     4,689,150
  Redemptions                                      (10,356,578)   (4,984,558)   (10,189,342)   (5,746,202)
--------------------------------------------------------------------------------------------------------------
    Net increase from share transactions           112,731,598   134,826,044    122,306,245   175,948,683
--------------------------------------------------------------------------------------------------------------
  Total increase in net assets                     157,084,970   170,802,735    169,416,490   231,874,096
NET ASSETS
  Beginning of year                                232,624,642    61,821,907    296,361,536    64,487,440
--------------------------------------------------------------------------------------------------------------
  End of period                                   $389,709,612  $232,624,642   $465,778,026  $296,361,536
==============================================================================================================
CHANGE IN FUND SHARES:
  Shares outstanding at beginning of year           17,449,059     5,988,332     21,708,531     6,374,505
--------------------------------------------------------------------------------------------------------------
  Seed money shares redeemed byTIAA                 (3,874,248)           --     (3,915,637)           --
  Shares sold                                       11,652,878    11,466,918     12,454,759    15,295,702
  Shares issued in reinvestment of
     distributions                                      82,942       138,916             --       169,861
  Shares exchanged among the Funds, net                952,770       276,826        837,374       372,059
  Shares redeemed                                     (718,589)     (421,933)      (708,241)     (503,596)
--------------------------------------------------------------------------------------------------------------
    Net increase in shares outstanding               8,095,753    11,460,727      8,668,255    15,334,026
--------------------------------------------------------------------------------------------------------------
  Shares outstanding at end of period               25,544,812    17,449,059     30,376,786    21,708,531
==============================================================================================================
                                                INTERNATIONAL EQUITY FUND       MANAGED ALLOCATION FUND
                                               --------------------------     ------------------------------
                                                 FOR THE      FOR THE           FOR THE      FOR THE
                                               SIX MONTHS      YEAR           SIX MONTHS      YEAR
                                                  ENDED        ENDED             ENDED        ENDED
                                                JUNE 30,   DECEMBER 31,         JUNE 30,   DECEMBER 31,
                                                  1999         1998               1999         1998
------------------------------------------------------------------------------------------------------------
                                               (Unaudited)                    (Unaudited)
INCREASE IN NET ASSETS
OPERATIONS:
  Net investment income                        $ 1,103,924    $  972,710     $ 2,369,656    $ 3,057,237
  Net realized gain (loss) on total investment   2,310,599    (3,533,681)             --        925,429
  Net change in unrealized appreciation
    (depreciation) on total investments          3,759,856    16,761,026       9,316,571     17,451,450
---------------------------------------------------------------------------------------------------------------
    Net increase (decrease) from operations      7,174,379    14,200,055      11,686,227     21,434,116
---------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                            --      (936,202)     (2,369,656)    (3,754,391)
  In excess of net investment income                    --      (157,715)         (1,802)            --
  From net realized gain on total Investments           --            --              --         (4,104)
---------------------------------------------------------------------------------------------------------------
    Total distributions                                 --    (1,093,917)     (2,371,458)    (3,758,495)
---------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
  Seed money redemptions by TIAA               (13,390,000)           --     (24,881,000)            --
  Subscriptions                                 35,496,675    57,707,599      66,150,152     85,698,266
  Reinvestment of distributions                         --     1,081,128       2,275,487      3,631,298
  Exchanges among the Funds, net                   633,860       434,251      (1,755,788)       293,051
  Redemptions                                   (2,328,711)   (1,531,982)     (3,791,320)    (3,518,384)
---------------------------------------------------------------------------------------------------------------
    Net increase from share transactions        20,411,824    57,690,996      37,997,531     86,104,231
---------------------------------------------------------------------------------------------------------------
  Total increase in net assets                  27,586,203    70,797,134      47,312,300    103,779,852
NET ASSETS
  Beginning of year                            118,554,959    47,757,825     162,866,975     59,087,123
---------------------------------------------------------------------------------------------------------------
  End of period                               $146,141,162  $118,554,959    $210,179,275   $162,866,975
===============================================================================================================
CHANGE IN FUND SHARES:
  Shares outstanding at beginning of year       11,248,585     5,356,336      13,810,531      5,904,827
---------------------------------------------------------------------------------------------------------------
  Seed money shares redeemed by TIAA            (1,239,530)           --      (2,035,750)            --
  Shares sold                                    3,279,971     5,920,549       5,456,997      7,896,416
  Shares issued in reinvestment of
     distributions                                      --       103,161         186,419        324,233
  Shares exchanged among the Funds, net             73,879        27,698        (142,768)        10,478
  Shares redeemed                                 (231,996)     (159,159)       (312,946)      (325,423)
---------------------------------------------------------------------------------------------------------------
    Net increase in shares outstanding           1,882,324     5,892,249       3,151,952      7,905,704
---------------------------------------------------------------------------------------------------------------
  Shares outstanding at end of period           13,130,909    11,248,585      16,962,483     13,810,531
===============================================================================================================
SEE NOTES TO FINANCIAL STATEMENTS                                                    1999 SEMI-ANNUAL REPORT 15

TIAA-CREF MUTUAL FUNDS                                                                                 FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------------

                                                                    MONEY MARKET FUND
                                                      --------------------------------------------
                                                                                   FOR THE PERIOD
                                                          FOR THE        FOR THE    JULY 17,1997
                                                        SIX MONTHS        YEAR      (COMMENCEMENT
                                                           ENDED          ENDED    OF OPERATIONS)
                                                         JUNE 30,     DECEMBER 31, TO DECEMBER 31,
                                                          1999(1)         1998         1997(1)
---------------------------------------------------------------------------------------------------------------------------
                                                        (Unaudited)
SELECTED PER SHARE DATA
  Net asset value, beginning of period                       $1.00         $1.00          $1.00
---------------------------------------------------------------------------------------------------------------------------
  Gain (loss) from investment operations:
    Net investment income                                     0.02          0.05           0.02
    Net realized and unrealized gain (loss)
        on investments                                          --            --             --
---------------------------------------------------------------------------------------------------------------------------
    Total gain (loss) from investment operations              0.02          0.05           0.02
===========================================================================================================================
 Less distributions from:
    Net investment income                                    (0.02)        (0.05)         (0.02)
    Net realized gains                                          --            --              --
---------------------------------------------------------------------------------------------------------------------------
    Total distributions                                      (0.02)        (0.05)         (0.02)
---------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of period                             $1.00         $1.00          $1.00
===========================================================================================================================
TOTAL RETURN                                                  2.36%         5.45%          2.51%
RATIOS AND SUPPLEMENTAL DATA
  Net assets at end of period (in thousands)              $287,543      $225,187        $63,605
  Ratio of expenses to average net assets
    before expense waiver                                     0.40%         0.79%          0.36%
  Ratio of expenses to average net assets
    after expense waiver                                      0.15%         0.29%          0.13%
  Ratio of net investment income to
    average net assets                                        2.34%         5.28%          2.49%
  Portfolio turnover rate                                      n/a           n/a            n/a

  (1) The percentages shown for this period are not annualized.
===========================================================================================================================

16  1999 SEMI-ANNUAL REPORT                                                               SEE NOTES TO FINANCIAL STATEMENTS

TIAA-CREF MUTUAL FUNDS                                                                 FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------
                                                                           BOND PLUS FUND
                                                             ------------------------------------------
                                                                                         FOR THE PERIOD
                                                                FOR THE        FOR THE    JULY 17, 1997
                                                              SIX MONTHS        YEAR      (COMMENCEMENT
                                                                 ENDED          ENDED    OF OPERATIONS)
                                                               JUNE 30,     DECEMBER 31, TO DECEMBER 31,
                                                                1999(1)         1998         1997(1)
-----------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
                                                             (Unaudited)
  Net asset value, beginning of period                         $10.30        $10.09         $10.00
-----------------------------------------------------------------------------------------------------------
  Gain (loss) from investment operations:
    Net investment income                                        0.28          0.56           0.27
    Net realized and unrealized gain (loss)
        on investments                                          (0.45)         0.32           0.20
-----------------------------------------------------------------------------------------------------------
    Total gain (loss) from investment operations                (0.17)         0.88           0.47
-----------------------------------------------------------------------------------------------------------
 Less distributions from:
    Net investment income                                       (0.28)        (0.56)         (0.27)
    Net realized gains                                             --         (0.11)         (0.11)
-----------------------------------------------------------------------------------------------------------
    Total distributions                                         (0.28)        (0.67)         (0.38)
-----------------------------------------------------------------------------------------------------------
  Net asset value, end of period                                $9.85        $10.30         $10.09
===========================================================================================================
TOTAL RETURN                                                    (1.70)%        8.94%          4.79%
RATIOS AND SUPPLEMENTAL DATA
  Net assets at end of period (in thousands)                 $193,222      $155,034        $58,403
  Ratio of expenses to average net assets
    before expense waiver                                        0.40%         0.80%          0.37%
  Ratio of expenses to average net assets
    after expense waiver                                         0.15%         0.30%          0.14%
  Ratio of net investment income to
    average net assets                                           2.78%         5.66%          2.72%
  Portfolio turnover rate                                      395.16%       531.92%        143.61%
===========================================================================================================


                                                                     GROWTH & INCOME FUND
                                                           -----------------------------------------
                                                                                      FOR THE PERIOD
                                                            FOR THE        FOR THE     JULY 17, 1997
                                                          SIX MONTHS        YEAR       (COMMENCEMENT
                                                             ENDED          ENDED     OF OPERATIONS)
                                                           JUNE 30,     DECEMBER 31,  TO DECEMBER 31,
                                                            1999(1)         1998          1997(1)
-------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
                                                         (Unaudited)
  Net asset value, beginning of period                     $13.33        $10.32         $10.00
-------------------------------------------------------------------------------------------------------
  Gain (loss) from investment operations:
    Net investment income                                    0.06          0.10           0.07
    Net realized and unrealized gain (loss)
        on investments                                       1.92          3.04           0.32
-------------------------------------------------------------------------------------------------------
    Total gain (loss) from investment operations             1.98          3.14           0.39
-------------------------------------------------------------------------------------------------------
 Less distributions from:
    Net investment income                                   (0.05)        (0.10)         (0.07)
    Net realized gains                                         --         (0.03)            --
-------------------------------------------------------------------------------------------------------
    Total distributions                                     (0.05)        (0.13)         (0.07)
-------------------------------------------------------------------------------------------------------
  Net asset value, end of period                           $15.26        $13.33         $10.32
=======================================================================================================
TOTAL RETURN                                                14.89%        30.51%          3.96%
RATIOS AND SUPPLEMENTAL DATA
  Net assets at end of period (in thousands)             $389,710      $232,625        $61,822
  Ratio of expenses to average net assets
    before expense waiver                                    0.47%         0.93%          0.43%
  Ratio of expenses to average net assets
    after expense waiver                                     0.22%         0.43%          0.20%
  Ratio of net investment income to
    average net assets                                       0.43%         0.97%          0.76%
  Portfolio turnover rate                                   14.84%        71.49%          1.46%
=======================================================================================================

SEE NOTES TO FINANCIAL STATEMENTS                                            1999 SEMI-ANNUAL REPORT 17

TIAA-CREF MUTUAL FUNDS
--------------------------------------------------------------------------------------------------
                                                                   GROWTH EQUITY FUND
                                                       --------------------------------------------
                                                                                   FOR THE PERIOD
                                                          FOR THE        FOR THE    JULY 17,1997
                                                        SIX MONTHS        YEAR      (COMMENCEMENT
                                                           ENDED          ENDED     OF OPERATION)
                                                         JUNE 30,     DECEMBER 31, TO DECEMBER 31,
                                                          1999(1)         1998         1997(1)
---------------------------------------------------------------------------------------------------
                                                        (Unaudited)
SELECTED PER SHARE DATA
  Net asset value, beginning of period                      $13.65        $10.12         $10.00
---------------------------------------------------------------------------------------------------
  Gain (loss) from investment operations:
    Net investment income                                     0.01          0.03           0.06
    Net realized and unrealized gain (loss)
        on investments                                        1.67          3.61           0.28
---------------------------------------------------------------------------------------------------
    Total gain (loss) from investment operations              1.68          3.64           0.34
---------------------------------------------------------------------------------------------------
  Less distributions from:
    Net investment income                                       --         (0.03)         (0.06)
    In excess of net investment income                          --            --             --
    Net realized gains                                          --         (0.08)         (0.16)
---------------------------------------------------------------------------------------------------
    Total distributions                                         --         (0.11)         (0.22)
  Net asset value, end of period                            $15.33        $13.65         $10.12
===================================================================================================
TOTAL RETURN                                                 12.31%        35.97%          3.44%
RATIOS AND SUPPLEMENTAL DATA
  Net assets at end of period (in thousands)              $465,778      $296,362        $64,487
  Ratio of expenses to average net assets
    before expense waiver                                     0.48%         0.95%          0.44%
  Ratio of expenses to average net assets
    after expense waiver                                      0.23%         0.45%          0.21%
  Ratio of net investment income to
    average net assets                                        0.11%         0.37%          0.68%
  Portfolio turnover rate                                    51.95%        49.91%         29.44%
===================================================================================================
  (1) The percentages shown for this period are not annualized.

---------------------------------------------------------------------------------------------------
18  1999 SEMI-ANNUAL REPORT

TIAA-CREF MUTUAL FUNDS                                                                      FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------
                                                                         INTERNATIONAL EQUITY FUND
                                                                -------------------------------------------
                                                                                            FOR THE PERIOD
                                                                   FOR THE        FOR THE    JULY 17, 1997
                                                                 SIX MONTHS        YEAR      (COMMENCEMENT
                                                                    ENDED          ENDED    OF OPERATIONS)
                                                                  JUNE 30,     DECEMBER 31, TO DECEMBER 31,
                                                                   1999(1)         1998         1997(1)
----------------------------------------------------------------------------------------------------------------
                                                                (Unaudited)
SELECTED PER SHARE DATA
  Net asset value, beginning of period                            $10.54         $8.92         $10.00
----------------------------------------------------------------------------------------------------------------
  Gain (loss) from investment operations:
    Net investment income                                           0.10          0.09           0.07
    Net realized and unrealized gain (loss)
        on investments                                              0.49          1.63          (1.07)
----------------------------------------------------------------------------------------------------------------
    Total gain (loss) from investment operations                    0.59          1.72          (1.00)
----------------------------------------------------------------------------------------------------------------
  Less distributions from:
    Net investment income                                             --         (0.08)         (0.07)
    In excess of net investment income                                --         (0.02)         (0.01)
    Net realized gains                                                --            --             --
----------------------------------------------------------------------------------------------------------------
    Total distributions                                               --         (0.10)         (0.08)
----------------------------------------------------------------------------------------------------------------
  Net asset value, end of period                                  $11.13        $10.54          $8.92
================================================================================================================
TOTAL RETURN                                                        5.60%        19.27%        (10.09)%
RATIOS AND SUPPLEMENTAL DATA
  Net assets at end of period (in thousands)                    $146,141      $118,555        $47,758
  Ratio of expenses to average net assets
    before expense waiver                                           0.50%         0.99%          0.46%
  Ratio of expenses to average net assets
    after expense waiver                                            0.25%         0.49%          0.23%
  Ratio of net investment income to
    average net assets                                              0.83%         1.23%          0.56%
  Portfolio turnover rate                                          26.47%        27.20%          4.56%
================================================================================================================


                                                                         MANAGED ALLOCATION FUND
                                                                -----------------------------------------
                                                                                           FOR THE PERIOD
                                                                 FOR THE        FOR THE     JULY 17, 1997
                                                               SIX MONTHS        YEAR       (COMMENCEMENT
                                                                  ENDED          ENDED     OF OPERATIONS)
                                                                JUNE 30,     DECEMBER 31,  TO DECEMBER 31,
                                                                 1999(1)         1998          1997(1)
-----------------------------------------------------------------------------------------------------------
                                                              (Unaudited)
SELECTED PER SHARE DATA
  Net asset value, beginning of period                          $11.79        $10.01         $10.00
-----------------------------------------------------------------------------------------------------------
  Gain (loss) from investment operations:
    Net investment income                                         0.13          0.34           0.23
    Net realized and unrealized gain (loss)
        on investments                                            0.62          1.76           0.01
-----------------------------------------------------------------------------------------------------------
    Total gain (loss) from investment operations                  0.75          2.10           0.24
-----------------------------------------------------------------------------------------------------------
  Less distributions from:
    Net investment income                                        (0.13)        (0.32)         (0.23)
    In excess of net investment income                           (0.02)           --             --
    Net realized gains                                              --            --             --
-----------------------------------------------------------------------------------------------------------
    Total distributions                                          (0.15)        (0.32)         (0.23)
-----------------------------------------------------------------------------------------------------------
  Net asset value, end of period                                $12.39        $11.79         $10.01
===========================================================================================================
TOTAL RETURN                                                      6.33%        21.24%          2.44%
RATIOS AND SUPPLEMENTAL DATA
  Net assets at end of period (in thousands)                  $210,179      $162,867        $59,087
  Ratio of expenses to average net assets
    before expense waiver                                         0.00%         0.00%          0.00%
  Ratio of expenses to average net assets
    after expense waiver                                          0.00%         0.00%          0.00%
  Ratio of net investment income to
    average net assets                                            1.23%         2.80%          2.46%
  Portfolio turnover rate                                         0.00%         4.78%          0.00%
===========================================================================================================


SEE NOTES TO FINANCIAL STATEMENTS                                                1999 SEMI-ANNUAL REPORT 19

TIAA-CREF MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION

TIAA-CREF Mutual Funds (the "Funds") is a Delaware business trust that was organized on January 13, 1997 and is registered with the Securities and Exchange Commission ("Commission") under the Investment Company Act of 1940 as an open-end management investment company. The Funds consist of six series (each referred to as a "Fund"), each of which commenced operations with an investment by Teachers Insurance and Annuity Association of America ("TIAA") on July 17, 1997. On September 2, 1997, the Funds began to publicly offer their shares, without a sales load, through their distributor, Teachers Personal Investors Services, Inc. ("TPIS"). TPIS, a wholly-owned indirect subsidiary of TIAA, is registered with the Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Teachers Advisors, Inc. ("Advisors"), a wholly-owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser. Advisors provides investment management services for the Funds and is also responsible for providing, or obtaining at its own expense, the services reasonably necessary for the ordinary operation of the Funds.

During the six months ended June 30, 1999, TIAA redeemed 52,851,933 shares from the Money Market Fund totalling $52,851,933; 905,583 shares from the Bond PLUS Fund totalling $9,103,000; 3,874,248 shares from the Growth & Income Fund totalling $56,727,011; 3,915,637 shares from the Growth Equity Fund totalling $57,185,880; 1,239,530 shares from the International Equity Fund totalling
$13,390,000 and 2,035,750 shares from the Managed Allocation Fund totalling $24,881,000. At June 30, 1999, TIAA had redeemed all of its shares from the Money Market, Growth & Income and Growth Equity Funds and owned 2,730,894 shares in the Bond PLUS Fund with a value of $26,899,310; 3,237,063 shares in the International Equity Fund with a value of $36,028,516 and 3,280,694 shares in the Managed Allocation Fund with a value of $40,647,807.

At June 30, 1999, the Managed Allocation Fund owned 2,506,350 shares in the Money Market Fund, which amounted to 0.87% of the total shares outstanding; 8,277,271 shares in the Bond PLUS Fund, which amounted to 42.20% of the total shares outstanding; 3,324,243 shares in the Growth & Income Fund, which amounted to 13.01% of the total shares outstanding; 3,309,174 shares in the Growth Equity Fund, which amounted to 10.89% of the total shares outstanding; and 2,163,350 shares in the International Equity Fund, which amounted to 16.48% of the total shares outstanding.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements may require management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results may differ from those estimates. The following is a summary of the significant accounting policies followed by the Funds, which are in conformity with generally accepted accounting principles.

VALUATION OF INVESTMENTS: Securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported, except for bonds which are valued at the most recent bid price or the equivalent quoted yield of such bonds. Foreign investments are valued at the closing values of such securities as of the date of valuation under the generally accepted valuation method in the country where traded, converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. Values for money market instruments (other than those in the Money Market Fund) with maturities of one year or less are obtained from either one or more of the major market makers or derived from a pricing matrix that has various types of money market instruments along one axis and maturities, ranging from overnight to one year, along the other. This information is derived from one or more financial information services. For money market instruments with maturities longer than one year, these values are derived utilizing an independent pricing service when such prices are believed to reflect the fair value of these securities. For the Money Market Fund, securities are valued using the amortized cost method. The amortized cost method initially values securities at original cost and assumes a constant amortization to maturity of any discount or premium. Portfolio securities for which market quotations are not readily available (including restricted securities) are valued at fair value, as determined in good faith under the direction of the Board of Trustees.


20 1999 SEMI-ANNUAL REPORT

TIAA-CREF MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------


ACCOUNTING FOR INVESTMENTS: Securities transactions are accounted for as of the date the securities are purchased or sold (trade date). Realized gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Interest income is recognized on the accrual basis, and discounts and premiums on securities purchased are amortized using the effective yield method. Dividend income is recorded on the ex-dividend date, except for certain foreign dividends, which are recorded as the Funds are informed of the ex-dividend date.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION: Foreign investments, bank deposits and forward foreign currency contracts are valued in U.S. dollars, based on the exchange rate each business day. Investments traded in foreign currencies are translated at exchange rates prevailing on the respective dates traded. Income is translated at approximate rates prevailing when earned. Asset and liability accounts that are denominated in a foreign currency are adjusted to reflect the exchange rate each business day. The cumulative impact of changes in foreign exchange rates on portfolio investments sold during the period is reflected in the net realized gain (loss) on portfolio investments. The cumulative impact of changes in foreign exchange rates on portfolio investments held at the end of each business day is reflected in the net change in unrealized appreciation (depreciation) on portfolio investments. Currency gains and losses arising from the settlement of forward foreign currency contracts, changes in exchange rates between the trade and settlement dates of portfolio investment transactions, and changes in exchange rates between the accrual and receipt dates for dividend and interest income are recorded as net realized gains (losses) on foreign currency transactions. For assets (other than portfolio investments) and liabilities, changes in foreign exchanges rates are reflected in the net change in unrealized appreciation (depreciation) on translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies.

FORWARD FOREIGN CURRENCY CONTRACTS: The Funds may enter into forward foreign currency contracts to purchase or sell foreign currency to accommodate foreign investment transactions. Forward foreign currency contracts are "marked-to market" at the end of each day's trading. Daily changes in the value of such contracts are reflected in the net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies. When the contract is closed, payment is received or made and a realized gain or loss on foreign currency transactions is recognized, equal to the difference between the cost of the closing transaction and the basis in the contract. A Fund may also enter into a forward foreign currency contract to offset an existing contract. Forward foreign currency contracts are entered into directly with a counterparty and a Fund is exposed to the risk of default of such counterparty. The maximum potential loss from such risk is the aggregate face value in U.S. dollars at the time the contract is opened. There is no daily margin requirement for such contracts.

SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS: The Funds may purchase securities on a when-issued or delayed delivery basis. In addition to the normal market risks, this exposes the Funds to the risk that the transaction may not be consummated. The price and interest rate of such securities is fixed at trade date. For when-issued purchases, a Fund does not earn interest on such security until settlement date.

RESTRICTED SECURITIES: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities, which are widely held and publicly traded.

DIVIDENDS TO SHAREHOLDERS: Dividends from net investment income, if any, for the Bond PLUS Fund are declared and paid monthly; for the Growth & Income and Managed Allocation Funds are declared and paid quarterly; for the Growth Equity and International Equity Funds are declared and paid annually; and for the Money Market Fund are declared daily and paid monthly. Distributions from realized gains, if any, are declared and paid annually for each of the Funds. Undistributed net investment income and accumulated undistributed net realized gain (loss) on total investments may include temporary book and tax differences which will reverse in a subsequent period. Any permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

                                                     21  1999 SEMI-ANNUAL REPORT

TIAA-CREF MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

INCOME TAXES: As qualified regulated investment companies under Subchapter M of the Internal Revenue Code, the Funds will not be subject to income taxes to the extent that they distribute substantially all taxable income each year.

NOTE 3. MANAGEMENT AGREEMENT

Under the terms of an Investment Management Agreement, each Fund pays a fee for the management and administration of the Funds, based on the average daily net assets of each Fund. Advisors has currently waived its right to receive a portion of its fee from each Fund until July 1, 2000. As a result, during such waiver period, Advisors will receive the following annual percentages of each Fund's average daily net assets:

                                  MANAGEMENT                      MANAGEMENT FEE
                                      FEE            WAIVER        AFTER WAIVER
                                ---------------     --------     ---------------
     Money Market Fund                0.79%           0.50%             0.29%
     Bond PLUS Fund                   0.80%           0.50%             0.30%
     Growth & Income Fund             0.93%           0.50%             0.43%
     Growth Equity Fund               0.95%           0.50%             0.45%
     International Equity Fund        0.99%           0.50%             0.49%
     Managed Allocation Fund          0.00%           0.00%             0.00%


Advisors will not receive a management fee for its services to the Managed Allocation Fund. However, shareholders in the Managed Allocation Fund will indirectly bear their pro rata share of the fees and expenses incurred by the Funds in which the Managed Allocation Fund invests.

NOTE 4. INVESTMENTS

At June 30, 1999, net unrealized appreciation (depreciation) of portfolio investments, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

                                                                  NET UNREALIZED
                                        GROSS UNREALIZED           APPRECIATION
                                   APPRECIATION    DEPRECIATION   (DEPRECIATION)
                                 ---------------   -------------  --------------
      Bond PLUS Fund             $      26,320      $3,181,764     ($ 3,155,444)
      Growth & Income Fund          77,166,195       7,367,340       69,798,855
      Growth Equity Fund            79,550,534       8,170,506       71,380,028
      International Equity Fund     23,014,213       7,856,463       15,157,750
      Managed Allocation Fund       29,466,777       2,678,329       26,788,448



Purchases and sales of portfolio securities, other than short-term money market instruments, for the Funds other than the Money Market Fund, for the six months ended June 30, 1999, were as follows:

                                      NON-                               NON-
                                   GOVERNMENT        GOVERNMENT       GOVERNMENT        GOVERNMENT
                                    PURCHASES         PURCHASES          SALES             SALES
                                 ---------------   ---------------  ---------------   ---------------
      Bond PLUS Fund               $602,502,538     $143,873,111     $570,830,674      $124,293,221
      Growth & Income Fund              782,164      152,923,449        1,695,468        45,147,677
      Growth Equity Fund              1,548,214       32,960,002        1,277,016       203,926,239
      International Equity Fund              --       56,728,075               --        35,629,228
      Managed Allocation Fund                --       37,759,129               --                --

22 1999 SEMI-ANNUAL REPORT

TIAA-CREF MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 5. TRUSTEE FEES

Each Fund, other than the Managed Allocation Fund, pays the Trustees who are not also officers or affiliated persons of the Funds, certain remuneration for their services, plus travel and other expenses incurred in attending Board meetings. Trustees who are also officers or affiliated persons receive no remuneration for their services as Trustees.

NOTE 6. LINE OF CREDIT

The Growth & Income, Growth Equity, International Equity, and Managed Allocation Funds share in a $50 million unsecured revolving credit facility, for temporary or emergency purposes, including, without limitation, funding of shareholder redemptions that otherwise might require the untimely disposition of securities. An annual commitment fee for the credit is borne by Advisors. Interest associated with any borrowing under the facility will be charged to the borrowing Funds at rates which are based on the Federal Funds Rate in effect during the time of the borrowing. For the six months ended June 30, 1999, there were no borrowings under the credit facility.

--------------------------------------------------------------------------------


                                                     1999 SEMI-ANNUAL REPORT  23

TIAA-CREF MUTUAL FUNDS   STATEMENT OF INVESTMENTS (UNAUDITED)  MONEY MARKET FUND
                                  JUNE 30, 1999              SUMMARY BY INDUSTRY





--------------------------------------------------------------------------------
                                          VALUE        %
--------------------------------------------------------------------------------

SHORT TERM INVESTMENTS
BANK NOTES                          $  18,505,167    6.43%
CERTIFICATES OF DEPOSIT                17,773,536    6.18
COMMERCIAL PAPER                      191,076,016   66.45
MEDIUM TERM BONDS                      24,440,985    8.50
U.S. GOVERNMENT & AGENCIES              5,339,619    1.86
VARIABLE RATE NOTES                    30,996,320   10.78
                                    -------------  ------
TOTAL SHORT TERM INVESTMENTS
(COST $288,131,643)                   288,131,643  100.20
                                    -------------  ------
TOTAL PORTFOLIO
(COST $288,131,643)                   288,131,643  100.20
OTHER ASSETS & LIABILITIES, NET          (588,608)  (0.20)
                                    -------------  ------
NET ASSETS                          $ 287,543,035  100.00%
                                    =============  ======



TIAA-CREF MUTUAL FUNDS   STATEMENT OF INVESTMENTS (UNAUDITED)  MONEY MARKET FUND
                                  JUNE 30, 1999




-----------------------------------------------------------
  PRINCIPAL                                    VALUE
-----------------------------------------------------------



SHORT TERM INVESTMENTS -- 100.20%

BANK NOTES -- 6.43%
            FCC NATIONAL BANK
$2,000,000    4.940%, 08/24/99           $   2,000,000
 2,000,000    5.000%, 11/19/99               2,000,000
            MORGAN GUARANTY TRUST CO
 6,000,000    5.750%, 10/08/99               6,008,946
            PNC BANK NA
 2,000,000    5.040%, 02/16/00               1,999,519
            SOUTHTRUST
 1,500,000    5.160%, 03/27/00               1,499,574
            WACHOVIA BANK,
              NATIONAL ASSOCIATION
 5,000,000    4.900%, 01/10/00               4,997,128
                                         -------------
                                            18,505,167
                                         -------------

CERTIFICATES OF DEPOSIT -- 6.18%
            BANK OF MONTREAL
 5,000,000    4.920%, 09/02/99               5,000,000
            CANADIAN IMPERIAL BANK OF COMMERCE
 3,000,000    6.475%, 01/24/00               3,023,639
 2,000,000    5.200%, 02/29/00               1,999,617
            CHASE MANHATTAN BANK
 2,000,000    5.685%,  08/03/99              2,001,115
            DRESDNER BANK
 1,750,000    4.900%,  09/07/99              1,750,000
            NATIONAL WESTMINSTER BANK N.Y.
 2,000,000    5.175%, 03/15/00               1,999,393
            WESTDEUTSCHE LANDESBANK
 2,000,000    5.125%, 09/15/99               1,999,772
                                         -------------
                                            17,773,536
                                         -------------

COMMERCIAL PAPER -- 66.45%
            AIR PRODUCTS & CHEMICALS, INC
   270,000    5.000%, 09/20/99                 266,989
            AMERICAN EXPRESS CREDIT CORP
   300,000    5.400%, 11/22/99                 293,520
            AMERICAN HOME PRODUCTS
 1,000,000  ~ 4.880%, 07/28/99                 996,340
 3,000,000  ~ 4.800%, 08/03/99               2,986,800
 3,101,000  ~ 4.800%, 08/19/99               3,080,740
 1,650,000  ~ 4.890%, 09/03/99               1,635,656
   300,000  ~ 4.870%, 09/07/99                 297,240
            ASSET SECURITIZATION COOP CORP
 4,000,000  ~ 4.860%, 07/15/99               3,992,440
 4,000,000  ~ 4.900%, 07/29/99               3,984,755
 2,275,000  ~ 5.080%, 08/13/99               2,261,196

                                               SEE NOTES TO FINANCIAL STATEMENTS

24  1999 SEMI-ANNUAL REPORT

TIAA-CREF MUTUAL FUNDS                                         MONEY MARKET FUND

-----------------------------------------------------------
  PRINCIPAL                                    VALUE
-----------------------------------------------------------

            COMMERCIAL PAPER -- (Continued)
            BEAR STEARNS CO, INC
$4,000,000  ~4.870%, 07/20/99              $ 3,989,719
            BELLSOUTH TELECOMMUNICATIONS, INC
 4,150,000    5.250%, 07/2/99                4,149,394
            BETA FINANCE, INC
 5,000,000  ~ 4.830%, 07/16/99               4,989,937
 1,000,000  ~ 4.830%, 07/20/99                 997,451
 1,650,000  ~ 4.870%, 08/16/99               1,639,732
 2,000,000  ~ 4.870%, 09/08/99               1,981,331
 1,000,000  ~ 4.860%, 09/20/99                 989,065
   416,000  ~ 4.840%, 10/25/99                 409,512
            CAMPBELL SOUP CO
   255,000    4.750%, 08/04/99                 253,855
 2,000,000    4.840%, 01/31/00               1,942,457
            CIESCO LP
 4,000,000    5.050%, 09/02/99               3,964,649
            CIT GROUP HOLDINGS, INC
 2,150,000    4.850%, 07/14/99               2,146,234
 5,000,000    4.940%, 09/01/99               4,957,461
            CORPORATE ASSET FUNDING CORP, INC
 7,000,000  ~ 4.810%, 07/12/99               6,966,007
   350,000  ~ 4.950%, 07/26/99                 348,797
   300,000  ~ 4.900%, 08/11/99                 298,347
 1,000,000  ~ 5.070%, 08/24/99                 992,395
            DAIMLERCHRYSLER
              NORTH AMERICA HOLDINGS
 8,600,000    4.950%, 07/22/99               8,600,000
 1,000,000    4.810%, 10/14/99                 985,970
            DAYTON POWER & LIGHT CO
 1,308,000    5.220%, 07/27/99               1,303,068
            DELAWARE FUNDING CORP
 1,000,000  ~ 5.220%, 07/27/99                 996,230
   965,000  ~ 5.300%, 08/26/99                 957,044
            DUPONT (E.I.) DE NEMOURS & CO
   400,000    4.830%, 09/09/99                 396,243
            EASTMAN KODAK CO
 5,000,000    4.800%, 08/12/99               4,971,999
 2,000,000    5.000%, 10/05/99               1,973,544
            ENTERPRISE FUNDING CORP
 1,246,000  ~ 4.980%, 07/07/99               1,244,995
 1,400,000  ~ 5.150%, 07/09/99               1,398,398
 1,752,000  ~ 5.250%, 07/26/99               1,745,613
 1,056,000  ~ 5.150%, 07/28/99               1,051,921
 1,470,000  ~ 5.250%, 07/28/99               1,464,212
 1,000,000  ~ 4.960%, 08/12/99                 994,213

-----------------------------------------------------------
  PRINCIPAL                                    VALUE
-----------------------------------------------------------

            EQUILON ENTERPRISES LLC
$5,000,000    4.810%, 07/07/99             $ 4,995,991
 3,025,000    5.100%, 08/04/99               3,010,429
 2,175,000    4.840%, 08/17/99               2,161,256
            FORD MOTOR CREDIT CO
 1,000,000    4.800%, 07/08/99                 999,066
 6,000,000    4.810%, 07/08/99               5,994,388
 1,500,000    4.790%, 07/09/99               1,498,403
 5,000,000    4.830%, 07/21/99               4,986,583
            FORTUNE BRANDS, INC
 5,000,000  ~ 5.050%, 08/05/99               4,975,451
 2,000,000  ~ 4.850%, 08/26/99               1,984,911
            GENERAL ELECTRIC CAPITAL CORP
   250,000    4.850%, 07/12/99                 249,629
   350,000    4.860%, 07/12/99                 349,480
 2,900,000    4.840%, 07/30/99               2,888,693
   321,000    5.450%, 08/02/99                 319,444
   500,000    4.820%, 09/08/99                 495,380
            GENERAL MOTORS ACCEPTANCE CORP
 5,100,000    4.910%, 07/23/99               5,084,697
 1,100,000    4.850%, 08/25/99               1,091,849
            J.P. MORGAN & CO
   280,000    4.820%, 12/10/99                 273,926
            JOHNSON & JOHNSON CO
   250,000  ~ 5.300%, 10/20/99                 245,915
            McCORMICK & CO, INC
   275,000    5.300%, 10/22/99                 270,425
            McGRAW-HILL COS, INC
 3,850,000    4.830%, 07/06/99               3,847,417
            NATIONAL RURAL UTILITIES
              COOP FINANCE
   600,000    4.850%, 07/26/99                 597,979
   500,000    4.850%, 07/27/99                 498,248
 2,500,000    4.870%, 09/09/99               2,476,326
 3,000,000    4.930%, 09/10/99               2,970,830
            NORTHERN INDIANA
              PUBLIC SERVICE CO
 4,000,000    5.000%,  07/09/99              3,995,555
            PACCAR FINANCIAL CORP
 2,700,000    4.920%, 07/01/99               2,700,000
 3,100,000    5.000%, 07/20/99               3,091,819
 4,000,000    4.800%, 08/11/99               3,978,133
 1,050,000    5.060%, 09/22/99               1,037,750
            PARK AVENUE RECEIVABLES CORP
 4,500,000  ~ 5.000%, 07/14/99               4,491,875
 2,400,000  ~ 5.050%, 07/15/99               2,395,287
 5,000,000  ~ 4.880%, 07/19/99               4,987,800

SEE NOTES TO FINANCIAL STATEMENTS

                                                      1999 SEMI-ANNUAL REPORT 25

TIAA-CREF MUTUAL FUNDS                                         MONEY MARKET FUND

-----------------------------------------------------------
  PRINCIPAL                                    VALUE
-----------------------------------------------------------

COMMERCIAL PAPER -- (Continued)
            PORTLAND GENERAL ELECTRIC CO
$5,000,000    4.800%, 07/13/99             $ 4,991,999
            RECEIVABLES CAPITAL CORP
   548,000  ~ 4.970%, 07/22/99                 546,449
 2,000,000  ~ 5.070%, 08/23/99               1,985,072
            SALOMON SMITH BARNEY HOLDINGS, INC
 1,450,000    4.810%, 07/15/99               1,447,287
            SC JOHNSON & SON, INC
 1,825,000  ~ 5.750%, 07/01/99               1,825,000
   633,000  ~ 5.200%, 08/17/99                 628,703
 2,000,000  ~ 5.150%, 09/07/99               1,980,826
            SCHERING CORP
 2,000,000    5.180%, 10/05/99               1,972,373
            THE STANLEY WORKS
 2,000,000  ~ 4.800%, 07/13/99               1,996,800
   833,000  ~ 4.820%, 07/16/99                 831,327
   800,000  ~ 4.870%, 08/17/99                 794,913
            WALT DISNEY CO
 2,000,000    4.830%, 09/24/99               1,977,191
   300,000  ~ 4.830%, 10/28/99                 295,233
 2,000,000    4.795%, 11/19/99               1,962,439
                                         -------------
                                           191,076,016
                                         -------------

MEDIUM TERM BONDS -- 8.50%
            ALABAMA POWER CO
 1,450,000    6.000%, 03/01/00               1,457,680
            ASSOCIATES CORP OF NORTH AMERICA
   500,000    6.125%, 11/01/99                 501,616
   100,000    6.000%, 03/15/00                 100,521
            ASSOCIATES FIRST CAPITAL CORP
   500,000    6.680%, 09/17/99                 501,572
            CIT GROUP HOLDINGS, INC
 5,000,000    5.625%, 01/18/00               5,014,981
            COMMERCIAL CREDIT CO
 6,150,000    6.700%,  08/01/99              6,157,783
   100,000    6.125%,  03/01/00                100,565
            DUKE ENERGY CORP
 4,185,000    6.250%, 08/12/99               4,190,029
   200,000    8.000%, 11/01/99                 201,472
            FLORIDA POWER & LIGHT CO
 2,150,000    5.500%,  07/01/99              2,150,000
            FORD MOTOR CREDIT CO
   140,000    6.375%, 09/15/99                 140,328
            GEORGIA POWER CO
 2,750,000    6.125%, 09/01/99               2,754,039

-----------------------------------------------------------
  PRINCIPAL                                    VALUE
-----------------------------------------------------------

            MELLON FINANCIAL CO
$  155,000    7.625%, 11/15/99            $    156,338
            PEPSICO, INC
 1,000,000    6.800%, 05/15/00               1,014,061
                                         -------------
                                            24,440,985
                                         -------------

U.S. GOVERNMENT & AGENCIES -- 1.86%
            FEDERAL HOME LOAN BANK
 1,215,000    4.780%, 01/31/00               1,180,476
            FEDERAL HOME LOAN
              MORTGAGE CORP
   945,000    5.040%, 10/18/99                 930,682
            FEDERAL NATIONAL
              MORTGAGE ASSOCIATION
 1,000,000    4.710%, 10/18/99                 985,798
   250,000    4.830%, 12/27/99                 244,016
 2,000,000    5.050%, 05/12/00               1,998,647
                                         -------------
                                             5,339,619
                                         -------------

VARIABLE RATE NOTES -- 10.78%
            AIR PRODUCTS & CHEMICALS, INC
 4,000,000    5.101%, 10/25/99               4,000,925
            AMERICAN EXPRESS CENTURION BANK
 5,000,000    4.950%, 02/14/00               4,999,701
 5,000,000    4.960%, 04/17/00               4,999,266
 2,000,000    4.960%, 06/01/00               2,000,000
            FIRST UNION NATIONAL BANK
              (CHARLOTTE)
 1,000,000    5.047%, 11/22/99               1,000,082
            FIRST UNION NATIONAL BANK NC
 5,000,000    5.150%, 08/20/99               5,000,000
            FLEET NATIONAL BANK
 3,000,000    5.070%, 04/17/00               2,999,074
            GENERAL MOTORS ACCEPTANCE CORP
 1,000,000    4.913%, 03/02/00               1,000,000
            SOUTHTRUST
 5,000,000    4.890%, 04/12/00               4,997,272
                                         -------------
                                            30,996,320
                                         -------------

            TOTAL SHORT TERM INVESTMENTS
            (COST $288,131,643)            288,131,643
                                         -------------
            TOTAL PORTFOLIO
            (COST $288,131,643)           $288,131,643
                                          ============

--------------------------------------------------------------------------------
~ COMMERCIAL PAPER ISSUED UNDER THE PRIVATE PLACEMENT EXEMPTION UNDER SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

                                               SEE NOTES TO FINANCIAL STATEMENTS
26  1999 SEMI-ANNUAL REPORT

TIAA-CREF MUTUAL FUNDS    STATEMENT OF INVESTMENTS (UNAUDITED)    BOND PLUS FUND
                                 JUNE 30, 1999

-----------------------------------------------------------
                                       VALUE       %
-----------------------------------------------------------

BONDS
CORPORATE BONDS
ASSET BACKED                       $ 5,884,277   3.05%
BUSINESS SERVICES                    1,966,220   1.02
COMMUNICATIONS                       9,676,755   5.01
DEPOSITORY INSTITUTIONS              4,790,070   2.48
ELECTRIC, GAS, AND SANITARY SERVICES 8,377,960   4.34
FOOD AND KINDRED PRODUCTS            1,003,128   0.52
INDUSTRIAL MACHINERY AND EQUIPMENT   1,960,260   1.01
MOTION PICTURES                      1,999,720   1.03
NONDEPOSITORY INSTITUTIONS          10,878,995   5.63
OTHER MORTGAGE BACKED SECURITIES     3,698,956   1.91
PETROLEUM AND COAL PRODUCTS          1,878,630   0.97
PRINTING AND PUBLISHING              6,099,230   3.16
RAILROAD TRANSPORTATION              1,443,330   0.75
SECURITY AND COMMODITY BROKERS       3,926,100   2.03
TRANSPORTATION EQUIPMENT             1,010,390   0.52
                                   -----------  -----
TOTAL CORPORATE BONDS
(COST $66,453,011)                  64,594,021  33.43
                                   -----------  -----

-----------------------------------------------------------
                                       VALUE       %
-----------------------------------------------------------
GOVERNMENT BONDS
AGENCY SECURITIES                 $ 23,220,455  12.02%
FOREIGN GOVERNMENT BONDS             2,931,010   1.51
MORTGAGE BACKED SECURITIES          70,544,106  36.51
OTHER MORTGAGE BACKED SECURITIES     1,960,625   1.01
U.S. TREASURY SECURITIES            26,792,593  13.87
                                  ------------  -----
TOTAL GOVERNMENT BONDS
(COST $126,745,243)                125,448,789  64.92
                                  ------------  -----
TOTAL BONDS
(COST $193,198,254)                190,042,810  98.35
                                  ------------  -----
SHORT TERM INVESTMENTS
COMMERCIAL PAPER                    36,786,044  19.04
                                  -------------  -----
TOTAL SHORT TERM INVESTMENTS
(COST $36,786,044)                  36,786,044  19.04
                                   -----------  -----
TOTAL PORTFOLIO
(COST $229,984,298)                226,828,854 117.39
OTHER ASSETS & LIABILITIES, NET    (33,606,940)(17.39)
                                  ------------  -----
NET ASSETS                        $193,221,914 100.00%
                                  ============  =====



TIAA-CREF MUTUAL FUNDS    STATEMENT OF INVESTMENTS (UNAUDITED)    BOND PLUS FUND
                                 JUNE 30, 1999

-------------------------------------------------------
  PRINCIPAL                       RATINGS+     VALUE
-------------------------------------------------------

BONDS -- 98.35%

CORPORATE BONDS -- 33.43%

ASSET BACKED -- 3.05%
            CASE EQUIPMENT LOAN TRUST
              SERIES 1999-A (CLASS A4)
$1,500,000    5.770%, 08/15/05      AAA  $   1,468,887
            GE CAPITAL MORTGAGE
              SECURITIES, INC
              SERIES 1999-HE1 (CLASS A3)
 1,500,000    6.035%, 06/25/20      AAA      1,473,281
            GREEN TREE HOME
              EQUITY LOAN TRUST
              SERIES 1998-C (CLASS A3)
 1,000,000    6.180%, 07/15/29      AAA        996,250

            HELLER EQUIPMENT ASSET
              RECEIVABLES TRUST
              SERIES 1991-1 (CLASS A4)
 2,000,000    5.620%, 12/13/04      AAA$     1,945,859
                                         -------------
                                             5,884,277
                                         -------------
BUSINESS SERVICES -- 1.02%
            COMDISCO, INC (SR NOTE)
 2,000,000    5.950%, 04/30/02      BAA1     1,966,220
                                         -------------

COMMUNICATIONS -- 5.01%
            BELLSOUTH
              TELECOMMUNICATIONS NOTE
 2,000,000    6.500%, 06/15/05      AAA      1,988,720
            LENFEST COMMUNICATIONS
              (SR NOTE)
 2,000,000    8.375%, 11/01/05      BA2      2,088,860
            LIBERTY MEDIA GROUP DEB
 2,500,000 ^! 7.875%, 07/15/09      BAA3     2,485,100

+AS PROVIDED BY MOODY'S INVESTORS SERVICES (UNAUDITED)

SEE NOTES TO FINANCIAL STATEMENTS

                                                     1999 SEMI-ANNUAL REPORT  27

TIAA-CREF MUTUAL FUNDS                                            BOND PLUS FUND

-------------------------------------------------------
  PRINCIPAL                       RATINGS+     VALUE
-------------------------------------------------------

            COMMUNICATIONS -- (Continued)
            SPRINT CAPITAL CORP DEB
$1,250,000    6.900%, 05/01/19      BAA1    $1,157,475
            WORLDCOM, INC
              (SR NOTE)
 2,000,000    6.400%, 08/15/05      A3       1,956,600
                                         -------------
                                             9,676,755
                                         -------------

DEPOSITORY INSTITUTIONS -- 2.48%
            FLEET NATIONAL BANK
              (SUB NOTE)
 2,000,000    5.750%, 01/15/09      A2       1,808,160
            NATIONSBANK CORP
              (SR NOTE)
 3,000,000    5.750%, 03/15/01      AA2      2,981,910
                                         -------------
                                             4,790,070
                                         -------------

ELECTRIC, GAS, AND
SANITARY SERVICES -- 4.34%
            CENTRAL POWER & LIGHT
              CONOTE
 2,500,000    6.625%, 07/01/05      A3       2,475,100
            CLEVELAND ELECTRIC
              ILLUMINATING CO
              (SRNOTE)
 2,000,000    7.430%, 11/01/09      BA1      1,984,560
            GEORGIA POWER CO
              (SR NOTE)
 1,000,000    5.500%, 12/01/05      A2         936,270
            U.S.A. WASTE SERVICES, INC
              NOTE
 3,000,000    6.125%, 07/15/01      BAA2     2,982,030
                                         -------------
                                             8,377,960
                                         -------------

FOOD AND KINDRED PRODUCTS -- 0.52%
            DIAGEO CAPITAL PLC NOTE
 1,000,000    6.625%, 06/24/04      A1       1,003,128
                                         -------------

INDUSTRIAL MACHINERY
AND EQUIPMENT -- 1.01%
            CATERPILLAR FINANCIAL
              SERVICE CORP
              (MEDIUMTERMNOTE)
 2,000,000    5.470%, 09/12/01      A2       1,960,260
                                         -------------

MOTION PICTURES -- 1.03%
            TIME WARNER, INC
              (PASS THRU ASSET TRUST)
 2,000,000 !  4.900%, 07/29/99      BAA3     1,999,720
                                         -------------


-------------------------------------------------------
  PRINCIPAL                       RATINGS+     VALUE
-------------------------------------------------------
NONDEPOSITORY INSTITUTIONS -- 5.63%
            AMERCO, INC NOTE
$1,000,000 !  6.650%, 10/15/99      BA1  $     998,690
            ARISTAR, INC (SR NOTE)
 2,000,000    7.250%, 06/15/06      A3       2,010,885
            AT & T CAPITAL CORP NOTE
 1,500,000    6.875%, 01/16/01      BAA3     1,500,630
            CAPITAL ONE BANK
              (SR NOTE)
 2,500,000    7.150%, 09/15/06      BAA2     2,506,250
            GENERAL MOTORS
              ACCEPTANCE CORP NOTE
 2,000,000    5.480%, 12/16/02      A2       1,937,920
            HOUSEHOLD FINANCE CORP
              (SR NOTE)
 2,000,000    5.875%, 09/25/04      A2       1,924,620
                                         -------------
                                            10,878,995
                                         -------------
OTHER MORTGAGE BACKED
SECURITIES -- 1.91%
            CRIIMI MAE CMBS CORP
              SERIES 1998-1 (CLASS A1)
   863,419 !  5.697%, 10/20/01      AAA        849,894
            FIRST UNION COMMERCIAL
              MORTGAGE TRUST
              SERIES 1999-C1 (CLASS A2)
 1,500,000    6.070%, 10/15/08      AAA      1,417,207
            MORGAN STANLEY CAPTIAL I
              SERIES 1999-WF1 (CLASS A2)
 1,500,000    6.210%, 09/15/08      AAA      1,431,855
                                         -------------
                                             3,698,956
                                         -------------
PETROLEUM AND COAL PRODUCTS -- 0.97%
            CONOCO, INC DEB
 1,000,000    6.950%, 04/15/29      A3         936,220
            MURPHY OIL CORP DEB
 1,000,000    7.050%, 05/01/29      A3         942,410
                                         -------------
                                             1,878,630
                                         -------------
PRINTING AND PUBLISHING -- 3.16%
            DONNELLEY (R.R.) & SONS
              CO DEB
 1,000,000    6.625%, 04/15/29      A1         914,490
            NEWS AMERICA HOLDINGS DEB
 2,000,000    8.250%, 08/10/18      BAA3     2,061,100
            TIME WARNER, INC DEB
 1,000,000    9.125%, 01/15/13      BAA3     1,132,060
            TIME WARNER, INC
              (PASS THRU CERT)
 2,000,000 !  6.100%, 12/30/01      BAA3     1,991,580
                                         -------------
                                             6,099,230
                                         -------------

+AS PROVIDED BY MOODY'S INVESTORS SERVICES (UNAUDITED)

                      SEE NOTES TO FINANCIAL STATEMENTS

28  1999 SEMI-ANNUAL REPORT

TIAA-CREF MUTUAL FUNDS                   BOND PLUS FUND

-------------------------------------------------------
  PRINCIPAL                       RATINGS+     VALUE
-------------------------------------------------------


RAILROAD TRANSPORTATION -- 0.75%
            CSX CORP DEB
$1,400,000    7.900%, 05/01/17      BAA2   $ 1,443,330
                                         -------------

SECURITY AND COMMODITY
BROKERS -- 2.03%
            MORGAN STANLEY DEAN
              WITTER (SR NOTE)
 1,000,000    5.625%, 01/20/04      AA3        963,840
            SALOMON SMITH BARNEY
              HOLDINGS NOTE
 3,000,000    6.250%, 05/15/03      AA3      2,962,260
                                         -------------
                                             3,926,100
                                         -------------

TRANSPORTATION EQUIPMENT -- 0.52%
            LOCKHEED MARTIN CORP NOTE
 1,000,000    6.850%, 05/15/01      BAA1     1,010,390
                                          ------------


TOTAL CORPORATE BONDS
(COST $66,453,011)                          64,594,021
                                          ------------

GOVERNMENT BONDS -- 64.92%

AGENCY SECURITIES -- 12.02%
            FEDERAL HOME LOAN
              MORTGAGE CORP (FHLMC)
 4,500,000    5.375%, 03/01/01               4,468,365
 1,900,000    5.500%, 05/15/02               1,877,428
 9,800,000    5.000%, 01/15/04               9,352,826
 1,600,000    5.750%, 04/15/08               1,524,256
            FEDERAL NATIONAL MORTGAGE
              ASSOCIATION (FNMA)
 1,500,000    6.375%, 01/16/02      AAA      1,521,330
 3,000,000    5.250%, 01/15/03      AAA      2,905,320
 2,000,000    0.000%, 06/01/17                 616,560
            TENNESSEE VALLEY
              AUTHORITY DEB
 1,000,000    6.250%, 12/15/17      AAA        954,370
                                          ------------
                                            23,220,455
                                          ------------

FOREIGN GOVERNMENT BONDS -- 1.51%
            CANADA GOVERNMENT
 1,000,000    5.250%, 11/05/08      AA2        917,610
            QUEBEC PROVINCE CANADA
 2,000,000    7.000%, 01/30/07      A2       2,013,400
                                          ------------
                                             2,931,010
                                          ------------

MORTGAGE BACKED SECURITIES -- 36.51%
            FEDERAL HOME LOAN
              MORTGAGE CORP (FHLMC)
 1,198,581    7.000%, 09/01/10               1,208,062

-----------------------------------------------------------
  PRINCIPAL                                    VALUE
-----------------------------------------------------------

            FEDERAL HOME LOAN
              MORTGAGE CORP GOLD
              (FGLMC)
$ 6,500,000  ^6.500%, 08/25/29             $ 6,274,515
  5,500,000  ^7.500%, 08/25/29               5,560,115
            FEDERAL NATIONAL MORTGAGE
              ASSOCIATION (FNMA)
 1,627,306    6.000%, 12/01/08               1,583,255
 1,000,000   ^6.000%, 07/25/14                 965,930
 1,393,680    8.000%, 03/01/23               1,434,362
   530,618    9.000%, 11/01/25                 560,322
   490,274    9.000%, 10/01/26                 517,563
 1,233,567    8.500%, 02/01/28               1,289,250
   243,660    6.000%, 10/01/28                 228,953
   792,709    7.500%, 01/01/29                 801,128
 2,000,695    6.000%, 05/01/29               1,879,528
 3,000,000   ^6.000%, 08/25/29               2,832,656
15,250,000   ^6.500%, 08/25/29              14,711,370
18,000,000   ^7.000%, 08/25/29              17,791,740
            GOVERNMENT NATIONAL
              MORTGAGE ASSOCIATION
              (GNMA)
   458,052    6.500%, 09/15/23                 443,417
 1,491,789    7.500%, 11/15/23               1,509,899
 1,176,521    7.000%, 05/15/28               1,161,720
   908,998    7.000%, 07/15/28                 897,563
   624,666    7.500%, 08/15/28                 631,862
 5,742,786    7.000%, 10/15/28               5,670,542
   755,394    6.500%, 12/15/28                 727,006
   864,858    7.000%, 04/15/29                 853,978
 1,000,000   ^7.500%, 08/25/29               1,009,370
                                          ------------
                                            70,544,106
                                          ------------

OTHER MORTGAGE BACKED SECURITIES -- 1.01%
            FANNIE MAE
              WHOLE LOAN (FNW)
 2,000,000    5.925%, 02/25/29               1,960,625
                                          ------------


U.S. TREASURY SECURITIES -- 13.87%
            U.S. TREASURY BOND
 2,000,000     14.000%, 11/15/11             2,925,623
   900,000     12.000%, 08/15/13             1,263,654
 6,950,000     11.250%, 02/15/15            10,403,246
 1,000,000      8.750%, 05/15/17             1,262,340
 5,650,000      8.875%, 08/15/17             7,217,875
   800,000      6.375%, 08/15/27               819,752
 2,100,000      5.250%, 11/15/28             1,861,461

+AS PROVIDED BY MOODY'S INVESTORS SERVICES (UNAUDITED)

SEE NOTES TO FINANCIAL STATEMENTS

                           1999 SEMI-ANNUAL REPORT  29

TIAA-CREF MUTUAL FUNDS                                            BOND PLUS FUND


-------------------------------------------------------
  PRINCIPAL                                  VALUE
-------------------------------------------------------



U.S. TREASURY SECURITIES -- (Continued)
            U.S. TREASURY NOTE
$1,100,000     4.250%, 11/15/03          $   1,038,642
                                          ------------
                                            26,792,593
                                          ------------
TOTAL GOVERNMENT BONDS
(COST $126,745,243)                        125,448,789
                                          ------------

            TOTAL BONDS
            (COST $193,198,254)            190,042,810
                                          ============

SHORT TERM INVESTMENTS -- 19.04%

COMMERCIAL PAPER -- 19.04%
            BURLINGTON NORTHERN SANTA FE
 1,600,000  * ~5.010%, 07/14/99              1,597,105
            COCA COLA ENTERPRISES, INC
 7,050,000  * ~4.870%, 07/14/99              7,037,602
            CONAGRA, INC
 1,500,000  *  6.100%, 07/01/99              1,500,000
            CROWN CORK & SEAL CO, INC
 7,000,000  * ~5.020%, 07/14/99              6,987,311
            ENRON CORP
   300,000  *  5.130%, 07/14/99                299,444
            HAWAIIAN ELECTRIC CO, INC
 5,800,000  * ~5.000%, 07/14/99              5,789,528
            JC PENNEY Funding Corp
 5,000,000  * ~5.040%, 07/14/99              4,990,900
            LOCKHEED MARTIN CORP
 1,600,000  * ~5.250%, 07/14/99              1,596,967
            MCI WORLDCOM, INC
 3,000,000  * ~5.000%, 07/14/99              2,994,583
            PRAXAIR, INC
 4,000,000  * ~5.120%, 07/14/99              3,992,604
                                          ------------
                                            36,786,044
                                          ------------
            TOTAL SHORT TERM INVESTMENTS
            (COST $36,786,044)              36,786,044
                                          ------------

            TOTAL PORTFOLIO
            (COST $229,984,298)           $226,828,854
                                          ============


--------------------------------------------------------------------------------
  ~ COMMERCIAL PAPER ISSUED UNDER THE PRIVATE PLACEMENT  EXEMPTION UNDER SECTION
    4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.
  ! SECURITIES ARE EXEMPT FROM  REGISTRATION  UNDER RULE 144A OF THE SECURITIES
    ACT OF 1933 AND MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. AT JUNE 30, 1999, THE VALUE OF THESE SECURITIES AMOUNTED TO $8,324,984 OR 4.31% OF NET ASSETS.
  * ALL OR A PORTION OF THESE SECURITIES HAVE BEEN SEGREGATED BY THE CUSTODIAN TO COVER SECURITIES PURCHASED ON A DELAYED DELIVERY BASIS.
  ^ THESE SECURITIES WERE PURCHASED ON A DELAYED DELIVERY BASIS.

OTHER INFORMATION
   THE COMPOSITION OF LONG-TERM DEBT HOLDINGS AS A PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN DEBT SECURITIES, IS AS FOLOWS:
                                           MOODY'S RATINGS
                                      AAA, AA, A             22.96%
                                      BAA                    12.73%
                                      BA                      2.67%

U.S.  GOVERNMENT   OBLIGATIONS  REPRESENT  61.64%  OF  THE  LONG-TERM  DEBT
PORTFOLIO VALUE AND ARE NOT REFLECTED IN THE ABOVE RATINGS.

SEE NOTES TO FINANCIAL STATEMENTS

30  1999 SEMI-ANNUAL REPORT

TIAA-CREF MUTUAL FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)                        GROWTH & INCOME FUND
         JUNE 30, 1999                                       SUMMARY BY INDUSTRY

--------------------------------------------------------------------------------
                                         VALUE      %
--------------------------------------------------------------------------------

BONDS
CORPORATE BONDS
MISCELLANEOUS RETAIL                 $ 971,250   0.25%
                                    ----------   ----
TOTAL CORPORATE BONDS
(COST $1,000,000)                      971,250   0.25
                                    ----------   ----
TOTAL BONDS
(COST $1,000,000)                      971,250   0.25
                                    ----------   ----
PREFERRED STOCK
RUBBER AND MISCELLANEOUS
  PLASTIC PRODUCTS                      14,812   0.00
                                    ----------   ----
TOTAL PREFERRED STOCK
(COST $10,534)                          14,812   0.00
                                    ----------   ----
COMMON STOCK
AGRICULTURAL PRODUCTION-CROPS          202,475   0.05
AMUSEMENT AND RECREATION SERVICES       48,400   0.01
APPAREL AND ACCESSORY STORES         2,176,171   0.56
APPAREL AND OTHER TEXTILE PRODUCTS     447,325   0.11
AUTO REPAIR, SERVICES AND PARKING       31,891   0.01
AUTOMOTIVE DEALERS AND
  SERVICE STATIONS                      30,362   0.01
BUILDING MATERIALS AND
  GARDEN SUPPLIES                    6,250,472   1.60
BUSINESS SERVICES                   26,174,182   6.72
CHEMICALS AND ALLIED PRODUCTS       47,517,495  12.19
COMMUNICATIONS                      51,792,226  13.29
DEPOSITORY INSTITUTIONS             26,145,958   6.71
EATING AND DRINKING PLACES           1,489,385   0.38
ELECTRIC, GAS, AND SANITARY SERVICES 9,867,727   2.53
ELECTRONIC AND OTHER
  ELECTRIC EQUIPMENT                30,466,809   7.82
ENGINEERING AND
  MANAGEMENT SERVICES                   53,212   0.01
FABRICATED METAL PRODUCTS            2,197,189   0.56
FOOD AND KINDRED PRODUCTS           12,180,925   3.13
FOOD STORES                          2,810,216   0.72
FORESTRY                                15,150   0.00
FURNITURE AND FIXTURES                 180,792   0.05
FURNITURE AND
  HOMEFURNISHINGS STORES               338,800   0.09
GENERAL BUILDING CONTRACTORS            50,805   0.01
GENERAL MERCHANDISE STORES          12,476,672   3.20
HEALTH SERVICES                      3,284,689   0.84
HEAVY CONSTRUCTION, EXCEPT BUILDING     39,837   0.01
HOTELS AND OTHER LODGING PLACES        306,425   0.08

--------------------------------------------------------------------------------
                                         VALUE      %
--------------------------------------------------------------------------------

INDUSTRIAL MACHINERY AND EQUIPMENT $35,944,459   9.22%
INSTRUMENTS AND RELATED PRODUCTS    10,995,375   2.82
INSURANCE AGENTS, BROKERS
  AND SERVICE                          245,375   0.06
INSURANCE CARRIERS                  19,001,603   4.88
LEATHER AND LEATHER PRODUCTS             3,093   0.00
LOCAL AND INTERURBAN
  PASSENGER TRANSIT                    253,700   0.06
LUMBER AND WOOD PRODUCTS             3,923,813   1.01
METAL MINING                           539,191   0.14
MISCELLANEOUS MANUFACTURING
  INDUSTRIES                           614,052   0.16
MISCELLANEOUS RETAIL                 2,687,628   0.69
MOTION PICTURES                      4,735,351   1.22
NONDEPOSITORY INSTITUTIONS           5,336,171   1.37
OIL AND GAS EXTRACTION               6,393,780   1.64
PAPER AND ALLIED PRODUCTS            1,922,988   0.49
PERSONAL SERVICES                      235,800   0.06
PETROLEUM AND COAL PRODUCTS         17,954,503   4.61
PRIMARY METAL INDUSTRIES             1,768,240   0.45
PRINTING AND PUBLISHING              3,505,536   0.90
RAILROAD TRANSPORTATION              1,100,917   0.28
RUBBER AND MISCELLANEOUS
  PLASTIC PRODUCTS                   1,788,748   0.46
SECURITY AND COMMODITY BROKERS       4,783,218   1.23
STONE, CLAY, AND GLASS PRODUCTS        333,067   0.09
TEXTILE MILL PRODUCTS                   10,212   0.00
TOBACCO PRODUCTS                     1,751,020   0.45
TRANSPORTATION BY AIR                2,408,197   0.62
TRANSPORTATION EQUIPMENT            10,935,000   2.81
WATER TRANSPORTATION                   582,000   0.15
WHOLESALE TRADE-DURABLE GOODS          239,250   0.06
WHOLESALE TRADE-NONDURABLE GOODS     3,801,122   0.98
                                  ------------ ------
TOTAL COMMON STOCK
(COST $310,545,672)                380,368,999  97.60
                                  ------------ ------
SHORT TERM INVESTMENT
U.S. GOVERNMENT AGENCY              11,650,000   2.99
                                  ------------ ------
TOTAL SHORT TERM INVESTMENT
(COST $11,650,000)                  11,650,000   2.99
                                  ------------ ------
TOTAL PORTFOLIO
(COST $323,206,206)                393,005,061 100.84
OTHER ASSETS & LIABILITIES, NET     (3,295,449) (0.84)
                                  ------------ ------
NET ASSETS                        $389,709,612 100.00%
                                  ============ ======

SEE NOTES TO FINANCIAL STATEMENTS
                                                      1999 SEMI-ANNUAL REPORT 31

TIAA-CREF MUTUAL FUNDS STATEMENT OF INVESTMENTS (UNAUDITED) GROWTH & INCOME FUND
                                  JUNE 30, 1999
--------------------------------------------------------------------------------
PRINCIPAL/SHARES                               VALUE
--------------------------------------------------------------------------------

BONDS -- 0.25%

CORPORATE BONDS -- 0.25%

MISCELLANEOUS RETAIL -- 0.25%
              AMAZON.COM, INC DEB
$1,000,000    4.750%, 02/01/09               $ 971,250
                                          ------------
TOTAL CORPORATE BONDS
(COST $1,000,000)                              971,250
                                          ------------
TOTAL BONDS
(COST $1,000,000)                              971,250
                                          ------------
PREFERRED STOCK -- 0.00%
RUBBER AND MISCELLANEOUS PLASTIC
PRODUCTS -- 0.00%
       237    SEALED AIR CORP (CLASS A)         14,812
                                          ------------
TOTAL PREFERRED STOCK
(COST $10,534)                                  14,812
                                          ------------
COMMON STOCK -- 97.60%
AGRICULTURAL PRODUCTION-CROPS -- 0.05%
     5,200    PIONEER-HI-BRED
              INTERNATIONAL, INC               202,475
                                          ------------
AMUSEMENT AND RECREATION SERVICES -- 0.01%
     2,200  o HARRAH'S ENTERTAINMENT, INC       48,400
                                          ------------
APPAREL AND ACCESSORY STORES -- 0.56%
     3,268  o ABERCROMBIE & FITCH CO (CLASS A) 156,864
       700  o CHARMING SHOPPES, INC              4,265
    24,963    GAP, INC                       1,257,511
    11,258    LIMITED, INC                     510,831
     1,000    NORDSTROM, INC                    33,500
     6,400    TJX COS, INC                     213,200
                                          ------------
                                             2,176,171
                                          ------------
APPAREL AND OTHER TEXTILE PRODUCTS -- 0.11%
     1,200  o FRUIT OF THE LOOM LTD (CLASS A)   11,700
     8,800  o JONES APPAREL GROUP, INC         301,950
       500    LIZ CLAIBORNE, INC                18,250
     2,700    VF CORP                          115,425
                                          ------------
                                               447,325
                                          ------------
AUTO REPAIR, SERVICES AND PARKING -- 0.01%
       116    MIDAS, INC                         3,291
     1,100    RYDER SYSTEM, INC                 28,600
                                          ------------
                                                31,891
                                          ------------
--------------------------------------------------------------------------------
SHARES                                          VALUE
--------------------------------------------------------------------------------
AUTOMOTIVE DEALERS AND
SERVICE STATIONS -- 0.01%
     1,000  o AUTOZONE, INC                   $ 30,125
        11    PEP BOYS MANNY, MOE, & JACK CO       237
                                          ------------
                                                30,362
                                          ------------
BUILDING MATERIALS AND
GARDEN SUPPLIES -- 1.60%
    38,525    HOME DEPOT, INC                2,482,454
    66,470    LOWES COS, INC                 3,768,018
                                          ------------
                                             6,250,472
                                          ------------
BUSINESS SERVICES -- 6.72%
       500    ADOBE SYSTEMS, INC                41,078
    21,000    AMERICA ONLINE, INC            2,320,500
     1,000    AUTODESK, INC                     29,562
     7,400    AUTOMATIC DATA PROCESSING, INC   325,600
     6,900  o BMC SOFTWARE, INC                372,600
     6,400  o CERIDIAN CORP                    209,200
       100  o CHOICEPOINT, INC                   6,712
    23,550    COMPUTER ASSOCIATES
              INTERNATIONAL, INC             1,295,250
     3,500  o COMPUTER SCIENCES CORP           242,156
    13,700  o COMPUWARE CORP                   435,831
     4,200    ELECTRONIC DATA SYSTEMS CORP     237,562
     4,000    EQUIFAX, INC                     142,750
    18,900    FIRST DATA CORP                  924,918
     5,400    IMS HEALTH, INC                  168,750
       300  o INTERGRAPH CORP                    2,325
     3,570    INTERPUBLIC GROUP OF COS, INC    309,251
   153,096  o MICROSOFT CORP                13,807,345
       900  o NIELSEN MEDIA RESEARCH            26,325
     2,400  o NOVELL, INC                       63,600
       933    OMNICOM GROUP, INC                74,640
    74,100  o ORACLE CORP                    2,750,962
     1,800  o PARAMETRIC TECHNOLOGY CORP        24,975
    10,350    PAYCHEX, INC                     329,906
     1,650  o PRICELINE.COM, INC               190,678
    21,763  o PSINET, INC                      952,131
       280  o SAFETY-KLEEN CORP                  5,075
     1,100    SHARED MEDICAL SYSTEMS CORP       71,775
    11,800  o SUN MICROSYSTEMS, INC            812,725
                                          ------------
                                            26,174,182
                                          ------------
CHEMICALS AND ALLIED PRODUCTS -- 12.19%
    29,461    ABBOTT LABORATORIES CO         1,340,475
     6,200    AIR PRODUCTS & CHEMICALS, INC    249,550
     1,100    ALBERTO CULVER CO (CLASS B)       29,287

                     SEE NOTES TO FINANCIAL STATEMENTS

32  1999 SEMI-ANNUAL REPORT

TIAA-CREF MUTUAL FUNDS                                      GROWTH & INCOME FUND
--------------------------------------------------------------------------------
     SHARES                                     VALUE
--------------------------------------------------------------------------------

CHEMICALS AND ALLIED PRODUCTS -- (CONTINUED)
     1,100    ALLERGAN, INC                 $  122,100
        20  o ALLERGAN SPECIALTY
               THERAPEUTICS, INC (CLASS A)         217
       600  o ALZA CORP                         30,525
    75,180    AMERICAN HOME PRODUCTS CORP    4,322,850
    19,600  o AMGEN, INC                     1,193,150
     1,800    AVON PRODUCTS, INC                99,900
    64,452    BRISTOL MYERS SQUIBB CO        4,539,837
     2,500    CLOROX CO                        267,031
    20,016    COLGATE PALMOLIVE CO           1,976,580
        30  o CRESCENDO PHARMACEUTICALS CORP       517
    23,552    DOW CHEMICAL CO                2,988,160
    43,000    DU PONT (E.I.) DE NEMOURS & CO 2,937,437
       500    EASTMAN CHEMICAL CO               25,875
     5,800    ECOLAB, INC                      253,025
       900  o FMC CORP                          61,481
       500  o GRACE W.R. & CO                    9,187
     2,600    GREAT LAKES CHEMICAL CORP        119,762
     4,500    HERCULES, INC                    176,906
     2,000    INTERNATIONAL FLAVORS &
               FRAGRANCES, INC                  88,750
    24,300    JOHNSON & JOHNSON CO           2,381,400
    22,000    LILLY (ELI) & CO               1,575,750
    76,673    LYONDELL CHEMICAL CO           1,581,380
     3,200    MALLINCKRODT, INC                116,400
    78,941    MERCK & CO, INC                5,841,634
    16,500    MONSANTO CO                      650,718
       500    NALCO CHEMICAL CORP               25,937
       100  o OCTEL CORP                         1,250
    42,960    PFIZER, INC                    4,714,860
     8,100    PHARMACIA & UPJOHN, INC          460,181
     3,700    PPG INDUSTRIES, INC              218,531
     5,300    PRAXAIR, INC                     259,368
    46,925    PROCTER & GAMBLE CO            4,188,056
     4,521    ROHM & HAAS CO                   193,837
    59,466    SCHERING-PLOUGH CORP           3,151,698
     6,400    SHERWIN-WILLIAMS CO              177,600
       700    SIGMA ALDRICH CORP                24,106
     2,100    UNION CARBIDE CORP               102,375
    14,700    WARNER-LAMBERT CO              1,019,812
                                          ------------
                                            47,517,495
                                          ------------

COMMUNICATIONS -- 13.29%
       652  o ALCATEL S.A. ADR                  18,500
    10,200    ALLTEL CORP                      729,300
    16,500    AMERITECH CORP                 1,212,750
   128,870    AT & T CORP                    7,192,556
     3,478  o AT & T CORP - LIBERTY MEDIA
               GROUP (CLASS A)               $ 127,816
    38,208    BELL ATLANTIC CORP             2,497,848
    51,900    BELLSOUTH CORP                 2,432,812
    16,300  o CBS CORP                         708,031
    24,428  o CLEAR CHANNEL
               COMMUNICATIONS, INC           1,684,005
    13,800    COMCAST CORP (CLASS A) SPECIAL   530,437
     1,100    FRONTIER CORP                     64,900
    22,700    GTE CORP                       1,719,525
    30,825  o IXC COMMUNICATIONS, INC        1,211,807
   110,845    LUCENT TECHNOLOGIES, INC       7,475,109
    70,378  o MCI WORLDCOM, INC              6,056,906
     7,600  o MEDIA ONE GROUP, INC             565,250
     3,300  o NETWORK PLUS CORP                 68,887
     9,900  o NEXTEL COMMUNICATIONS, INC
               (CLASS A)                       496,856
   106,795  o OMNIPOINT CORP                 3,090,380
    36,094  o RCN CORP                       1,502,412
    90,107    SBC COMMUNICATIONS, INC        5,226,206
     9,000    SPRINT CORP (FON GROUP)          475,312
     9,500  o SPRINT CORP (PCS GROUP)          542,687
     5,600  o TIME WARNER TELECOM, INC         162,400
    17,114    U.S. WEST, INC                 1,005,447
    20,300  o VIACOM, INC (CLASS B)            893,200
    54,492  o VIATEL, INC                    3,058,363
     5,292  o VODAFONE GROUP PLC ADR         1,042,524
                                          ------------
                                            51,792,226
                                          ------------

DEPOSITORY INSTITUTIONS -- 6.71%
    80,146    BANK OF AMERICA CORP           5,875,703
     5,400    BANK OF NEW YORK CO, INC         198,112
    29,934    BANK ONE CORP                  1,782,943
    32,362    BANKBOSTON CORP                1,654,507
     1,100    BB&T CORP                         40,356
    50,572    CHASE MANHATTAN CORP           4,380,799
     2,950    COMERICA, INC                    175,340
     3,050    FIFTH THIRD BANCORP              203,015
    25,343    FIRST UNION CORP               1,191,121
     3,100  o FIRSTAR CORP                      86,800
    24,100    FLEET FINANCIAL GROUP, INC     1,069,437
    45,296  o GOLDEN STATE BANCORP, INC        996,512
     1,800    GOLDEN WEST FINANCIAL CORP       176,400
     4,200    HUNTINGTON BANCSHARES, INC       147,000
    18,900    KEYCORP                          607,162
    32,175    MBNA CORP                        985,359
     3,600    MELLON BANK CORP                 130,950
     6,000    MERCANTILE BANCORP, INC          342,750

SEE NOTES TO FINANCIAL STATEMENTS

                                                      1999 SEMI-ANNUAL REPORT 33

TIAA-CREF MUTUAL FUNDS                                      GROWTH & INCOME FUND

--------------------------------------------------------------------------------
     SHARES                                     VALUE
--------------------------------------------------------------------------------

DEPOSITORY INSTITUTIONS -- (CONTINUED)
     3,500    MORGAN (J.P.) & CO, INC        $ 491,750
    13,400    NATIONAL CITY CORP               877,700
     1,000  o NORTHERN TRUST CORP               97,000
    13,100    PNC BANK CORP                    754,887
     5,950    PROVIDIAN FINANCIAL CORP         556,325
       500    REGIONS FINANCIAL CORP            19,218
     4,500    REPUBLIC NEW YORK CORP           306,843
       300    STATE STREET CORP                 25,612
     7,700    SUMMIT BANCORP                   321,956
     2,200    SUNTRUST BANKS, INC              152,762
    21,165    U.S. BANCORP                     719,610
     5,000    UNION PLANTERS CORP              223,437
     2,100    WACHOVIA CORP                    179,681
    10,830    WASHINGTON MUTUAL, INC           383,111
    23,200    WELLS FARGO CO                   991,800
                                          ------------
                                            26,145,958
                                          ------------

EATING AND DRINKING PLACES -- 0.38%
     5,300    DARDEN RESTAURANTS, INC          115,606
     1,800    MARRIOTT INTERNATIONAL (CLASS A)  67,275
    29,528    MCDONALD'S CORP                1,219,875
       225  o SODEXHO MARRIOTT SERVICES, INC     4,317
     1,050  o TRICON GLOBAL RESTAURANTS, INC    56,831
       900    WENDYS INTERNATIONAL, INC         25,481
                                          ------------
                                             1,489,385
                                          ------------

ELECTRIC, GAS, AND SANITARY SERVICES -- 2.53%
     2,900  o AES CORP                         168,562
     4,600    AMEREN CORP                      176,525
     6,500    AMERICAN ELECTRIC POWER CO, INC  244,156
    43,479    BROWNING FERRIS INDUSTRIES, INC1,869,597
     1,000    CAROLINA POWER & LIGHT CO         42,812
     7,900    CENTRAL & SOUTH WEST CORP        184,662
     5,600    CINERGY CORP                     179,200
     9,500    COASTAL CORP                     380,000
     2,700    COLUMBIA ENERGY GROUP            169,256
     1,600    CONSOLIDATED EDISON
                CO OF N.Y., INC                 72,400
     2,500    CONSOLIDATED NATURAL GAS CO      151,875
     5,400    CONSTELLATION ENERGY GROUP       159,975
     2,600    DOMINION RESOURCES, INC          112,612
     5,100    DTE ENERGY CO                    204,000
     2,500    DUKE ENERGY CORP                 135,937
       100    EASTERN ENTERPRISES CO             3,975
     7,500    EDISON INTERNATIONAL CO          200,625
     4,300    ENTERGY CORP                     134,375
    10,600    FIRSTENERGY CORP                 328,600
     2,755    FPL GROUP, INC                   150,491
     4,700    GPU, INC                       $ 198,281

--------------------------------------------------------------------------------
     SHARES                                     VALUE
--------------------------------------------------------------------------------

     4,800    NEW CENTURY ENERGIES, INC        186,300
     4,354  o NIAGARA MOHWAK HOLDINGS, INC      69,936
       400    NICOR, INC                        15,225
     5,300    NORTHERN STATES POWER CO         128,193
       200    ONEOK, INC                         6,350
     2,000    PACIFICORP                        36,750
     4,900    PECO ENERGY CO                   205,187
       200    PEOPLES ENERGY CORP                7,537
     2,800    PG&E CORP                         91,000
     6,547    PP&L RESOURCES, INC              201,320
     5,100    PUBLIC SERVICE ENTERPRISE
               GROUP, INC                      208,462
     4,810    RELIANT ENERGY, INC              132,876
    76,960  o REPUBLIC SERVICES, INC
               (CLASS A)                     1,904,760
     5,102    SEMPRA ENERGY                    115,432
     4,600    SONAT, INC                       152,375
     4,700    SOUTHERN CO                      124,550
     1,612    TEXAS UTILITIES CO                66,495
     5,200    UNICOM CORP                      200,525
    12,147  o WASTE MANAGEMENT, INC            652,901
     2,200    WILLIAMS COS, INC                 93,637
                                          ------------
                                             9,867,727
                                          ------------

ELECTRONIC AND OTHER
ELECTRIC EQUIPMENT -- 7.82%
     1,000  o ADVANCED MICRO DEVICES, INC       18,062
     3,600    ALLEGHENY TELEDYNE, INC           81,450
     1,500  o ANDREW CORP                       28,406
       333  o COMMSCOPE, INC                    10,239
     1,750  o CONEXANT SYSTEMS, INC            101,609
       800    COOPER INDUSTRIES, INC            41,600
     6,200    EMERSON ELECTRIC CO              389,825
   106,453    GENERAL ELECTRIC CO           12,029,189
     3,300  o GENERAL INSTRUMENT CORP          140,250
       250  o GENERAL SEMICONDUCTOR, INC         2,281
     1,700    HARRIS CORP                       66,618
   111,577    INTEL CORP                     6,638,831
     3,100  o LSI LOGIC CORP                   142,987
       700    MAYTAG CO                         48,781
     2,400  o MICRON TECHNOLOGY, INC            96,750
    12,900    MOTOROLA, INC                  1,222,275
     1,000  o NATIONAL SEMICONDUCTOR CORP       25,312
       600    NATIONAL SERVICE INDUSTRIES, INC  21,600
    44,220  o NEWBRIDGE NETWORKS CORP        1,271,325
    39,054    NOKIA OYJ ADR                  3,575,881
    20,340    NORTEL NETWORKS CORP (U.S.)    1,765,766
    19,150  o PERLOS OYJ                       280,433

                                               SEE NOTES TO FINANCIAL STATEMENTS

34  1999 SEMI-ANNUAL REPORT

TIAA-CREF MUTUAL FUNDS                                      GROWTH & INCOME FUND


--------------------------------------------------------------------------------
     SHARES                                     VALUE
--------------------------------------------------------------------------------

ELECTRONIC AND OTHER
ELECTRIC EQUIPMENT -- (CONTINUED)
     1,800    RAYCHEM CORP                    $ 66,600
       500    SCIENTIFIC-ATLANTA, INC           18,000
     1,500  o SOLECTRON CORP                   100,031
    16,800  o TELLABS, INC                   1,135,050
     6,700    TEXAS INSTRUMENTS, INC           971,500
     1,000    THOMAS & BETTS CORP               47,250
     1,742    WHIRLPOOL CORP                   128,908
                                          ------------
                                            30,466,809
                                          ------------

ENGINEERING AND MANAGEMENT
SERVICES -- 0.01%
     1,200    DUN & BRADSTREET CORP             42,525
       300    EG & G, INC                       10,687
                                          ------------
                                                53,212
                                          ------------

FABRICATED METAL PRODUCTS -- 0.56%
       200    BALL CORP                          8,450
     3,050    CRANE CO                          95,884
     1,900    CROWN CORK & SEAL CO, INC         54,150
    33,300    GILLETTE CO                    1,365,300
     8,600    MASCO CORP                       248,325
     2,850    PARKER-HANNIFIN CORP             130,387
     3,500    ROCKWELL INTERNATIONAL CORP      212,625
       400    SNAP-ON, INC                      14,475
     2,100    STANLEY WORKS CO                  67,593
                                          ------------
                                             2,197,189
                                          ------------

FOOD AND KINDRED PRODUCTS -- 3.13%
        70  o AGRIBRANDS INTERNATIONAL, INC      2,769
    32,819    ANHEUSER BUSCH COS, INC        2,328,097
    20,179    ARCHER DANIELS MIDLAND CO        311,513
     5,800    BESTFOODS, INC                   287,100
       500    BROWN FORMAN, INC (CLASS B)       32,593
     4,600    CAMPBELL SOUP CO                 213,325
    55,526    COCA COLA CO                   3,470,375
    13,700    COCA COLA ENTERPRISES, INC       407,575
    13,300    CONAGRA, INC                     354,112
       300    COORS (ADOLPH) CO (CLASS B)       14,850
       250    CORN PRODUCTS INTERNATIONAL, INC   7,609
     5,300    GENERAL MILLS, INC               425,987
     5,300    HEINZ (H.J.) CO                  265,662
     1,000    HERSHEY FOODS CORP                59,375
     6,800    KELLOGG CO                       224,400
     8,200    NABISCO GROUP HOLDINGS           160,412
    47,572    PEPSICO, INC                   1,840,441
     5,400    QUAKER OATS CO                   358,425
    12,300    RALSTON PURINA CO                374,381

--------------------------------------------------------------------------------
     SHARES                                     VALUE
--------------------------------------------------------------------------------

     6,600    SARA LEE CORP                  $ 149,737
     3,500    SEAGRAMS CO LTD (U.S.)           176,312
     9,017    UNILEVER NV (N.Y.) SHS           628,935
       320  o VLASIC FOODS INTERNATIONAL, INC    2,340
       700    WHITMAN CORP                      12,600
       800    WRIGLEY (WM) JR CO                72,000
                                          ------------
                                            12,180,925
                                          ------------

FOOD STORES -- 0.72%
     8,161    ALBERTSONS, INC                  420,801
       300    GREAT ATLANTIC &
               PACIFIC TEA CO, INC              10,143
    21,600  o KROGER CO                        603,450
    35,129  o SAFEWAY, INC                   1,738,885
     1,000    WINN DIXIE STORES, INC            36,937
                                          ------------
                                             2,810,216
                                          ------------

FORESTRY -- 0.00%
       600    GEORGIA-PACIFIC CORP
               (TIMBER GROUP)                   15,150
                                          ------------
FURNITURE AND FIXTURES -- 0.05%
     3,888    NEWELL RUBBERMAID, INC           180,792
                                          ------------

FURNITURE AND HOMEFURNISHINGS
STORES -- 0.09%
       700    CIRCUIT CITY STORES-CIRCUIT CITY
              GROUP                             65,100
     5,600    TANDY CORP                       273,700
                                          ------------
                                               338,800
                                          ------------
GENERAL BUILDING CONTRACTORS -- 0.01%
       700    CENTEX CORP                       26,293
       800    KAUFMAN & BROAD HOME CORP         19,900
       200    PULTE CORP                         4,612
                                          ------------
                                                50,805
                                          ------------
GENERAL MERCHANDISE STORES -- 3.20%
     1,400  o COSTCO COS, INC                  112,087
    27,447    DAYTON HUDSON CORP             1,784,055
     2,200    DILLARDS, INC (CLASS A)           77,275
     3,000  o FEDERATED DEPARTMENT STORES, INC 158,812
       500    HARCOURT GENERAL, INC             25,781
    16,700  o K MART CORP                      274,506
     1,500  o KOHLS CORP                       115,781
     4,500    MAY DEPARTMENT STORES CO         183,937
     5,900    PENNEY, (J.C.) CO, INC           286,518
    15,500    SEARS ROEBUCK & CO               690,718
       900  o VENATOR GROUP, INC                 9,393
   181,509    WAL-MART STORES, INC           8,757,809
                                          ------------
                                            12,476,672
                                          ------------

SEE NOTES TO FINANCIAL STATEMENTS

                                                      1999 SEMI-ANNUAL REPORT 35

TIAA-CREF MUTUAL FUNDS                                      GROWTH & INCOME FUND

--------------------------------------------------------------------------------
     SHARES                                     VALUE
--------------------------------------------------------------------------------

HEALTH SERVICES -- 0.84%
       700  o BEVERLY ENTERPRISES, INC         $ 5,643
     6,100    COLUMBIA/HCA HEALTHCARE CORP     139,156
     1,000  o HCR MANOR CARE                    24,187
    84,603  o HEALTH MANAGEMENT
               ASSOCIATES, INC (CLASS A) (NEW) 951,783
    15,116  o HEALTHSOUTH CORP                 225,795
       321  o LIFEPOINT HOSPITALS, INC           4,313
   103,945  o TENET HEALTHCARE CORP          1,929,479
       321  o TRIAD HOSPITALS, INC               4,333
                                          ------------
                                             3,284,689
                                          ------------
HEAVY CONSTRUCTION, EXCEPT BUILDING -- 0.01%
       600    FLUOR CORP                        24,300
       300    FOSTER WHEELER CORP                4,237
       400    MCDERMOTT INTERNATIONAL, INC      11,300
                                          ------------
                                                39,837
                                          ------------
HOTELS AND OTHER LODGING PLACES -- 0.08%
    10,243  o CENDANT CORP                     209,981
     3,100    HILTON HOTELS CORP                43,981
     3,100  o PARK PLACE ENTERTAINMENT          30,031
       734    STARWOOD HOTELS & RESORTS
               WORLDWIDE                        22,432
                                          ------------
                                               306,425
                                          ------------
INDUSTRIAL MACHINERY AND EQUIPMENT -- 9.22%
    67,286  o 3COM CORP                      1,795,695
     5,900  o APPLE COMPUTER, INC              273,243
    11,600  o APPLIED MATERIALS, INC           856,950
     5,840    BAKER HUGHES, INC                195,640
       600    BLACK & DECKER CORP               37,875
     2,700    BRUNSWICK CORP                    75,262
     1,100  o CABLETRON SYSTEMS, INC            14,300
       500    CASE CORP                         24,062
     2,600    CATERPILLAR, INC                 156,000
   105,761  o CISCO SYSTEMS, INC             6,814,974
    92,208    COMPAQ COMPUTER CORP           2,184,177
       300    CUMMINS ENGINE CO, INC            17,137
       300  o DATA GENERAL CORP                  4,368
     4,700    DEERE & CO                       186,237
    80,853  o DELL COMPUTER CORP             2,991,561
     1,600    DOVER CORP                        56,000
    55,986  o EMC CORP                       3,079,230
     1,400  o GATEWAY, INC                      82,600
       300 xo HARNISCHFEGER INDUSTRIES, INC        600
    28,276    HEWLETT-PACKARD CO             2,841,738
       350    HUSSMANN INTERNATIONAL, INC        5,796
     2,350    INGERSOLL-RAND CO                151,868

--------------------------------------------------------------------------------
     SHARES                                     VALUE
--------------------------------------------------------------------------------
    61,306    INTERNATIONAL BUSINESS
               MACHINES CORP               $ 7,923,800
       600    MILACRON, INC                     11,100
       100    NACCO INDUSTRIES, INC (CLASS A)    7,350
       900    PALL CORP                         19,968
     2,800    PITNEY BOWES, INC                179,900
     9,600  o SEAGATE TECHNOLOGY, INC          246,000
     6,400  o SILICON GRAPHICS, INC            104,800
     6,700    TENNECO, INC                     159,962
       900    TIMKEN CO                         17,550
    56,735    TYCO INTERNATIONAL LTD         5,375,641
     1,200  o UNISYS CORP                       46,725
       400  o UNOVA, INC                         6,350
                                          ------------
                                            35,944,459
                                          ------------
INSTRUMENTS AND RELATED PRODUCTS -- 2.82%
       900    BARD (C.R.), INC                  43,031
     1,400    BAUSCH & LOMB, INC               107,100
    32,042    BAXTER INTERNATIONAL, INC      1,942,546
     1,600    BECTON DICKINSON & CO             48,000
       800  o BIOMET, INC                       31,800
    13,200  o BOSTON SCIENTIFIC CORP           579,975
     8,600    EASTMAN KODAK CO                 582,650
    13,100  o GUIDANT CORP                     673,831
     4,500    HONEYWELL, INC                   521,437
     3,200    JOHNSON CONTROLS, INC            221,800
    13,100    MEDTRONIC, INC                 1,020,162
       300    MILLIPORE CORP                    12,168
       150  o PE CORP-CELERA GENOMICS GROUP      2,428
       300    PE CORP-PE BIOSYSTEMS GROUP       34,425
       900    POLAROID CORP                     24,862
       318    RAYTHEON CO (CLASS A)             21,902
     4,891    RAYTHEON CO (CLASS B)            344,204
     1,800  o ST. JUDE MEDICAL, INC             64,125
       300    TEKTRONIX, INC                     9,056
     2,227    THE SWATCH GROUP AG. (BR)      1,498,428
     1,000  o THERMO ELECTRON CORP              20,062
    54,034    XEROX CORP                     3,191,383
                                          ------------
                                            10,995,375
                                          ------------
INSURANCE AGENTS, BROKERS AND
SERVICE -- 0.06%
     3,250    MARSH & MCLENNAN COS, INC        245,375
                                          ------------
INSURANCE CARRIERS -- 4.88%
     1,000    AETNA, INC                        89,437
    66,396    ALLSTATE CORP                  2,381,956
     4,500    AMERICAN GENERAL CORP            339,187
    28,559    AMERICAN INTERNATIONAL
               GROUP, INC                    3,343,187

                                               SEE NOTES TO FINANCIAL STATEMENTS
36  1999 SEMI-ANNUAL REPORT

TIAA-CREF MUTUAL FUNDS                                      GROWTH & INCOME FUND

--------------------------------------------------------------------------------
     SHARES                                     VALUE
--------------------------------------------------------------------------------

INSURANCE CARRIERS -- (CONTINUED)
     1,650    AON CORP                       $  68,062
        63  o BERKSHIRE HATHAWAY, INC (CLASS B)141,120
   137,149    CAPITAL RE CORP                2,202,955
     1,200    CHUBB CORP                        83,400
     5,005    CIGNA CORP                       445,445
     4,500    CINCINNATI FINANCIAL CORP        169,031
   124,273    CITIGROUP, INC                 5,902,967
     7,424    CONSECO, INC                     225,968
     1,600    HARTFORD FINANCIAL
               SERVICES GROUP, INC              93,300
     1,100  o HUMANA, INC                       14,231
     1,450    JEFFERSON-PILOT CORP              95,971
     8,400    LINCOLN NATIONAL CORP            439,425
     4,500    LOEWS CORP                       356,062
       600    MBIA, INC                         38,850
     4,300    MGIC INVESTMENT CORP             209,087
     1,400    PROGRESSIVE CORP                 203,000
     4,500    PROVIDENT COS, INC               180,000
       900    SAFECO CORP                       39,712
     1,650    ST. PAUL COS, INC                 52,490
     1,000    TORCHMARK CORP                    34,125
     1,000    TRANSAMERICA CORP                 75,000
     4,900    UNITED HEALTHCARE CORP           306,862
     2,900    UNUM CORP                        158,775
     1,000  o WELLPOINT HEALTH NETWORKS, INC    84,875
    21,719    XL CAPITAL LTD                 1,227,123
                                          ------------
                                            19,001,603
                                          ------------

LEATHER AND LEATHER PRODUCTS-- 0.00%
       300    STRIDE RITE CORP                   3,093
                                          ------------
LOCAL AND INTERURBAN PASSENGER
TRANSIT -- 0.06%
    34,400    LAIDLAW, INC                     253,700
                                          ------------
LUMBER AND WOOD PRODUCTS -- 1.01%
    53,044  o CHAMPION ENTERPRISES, INC        987,944
     6,800    GEORGIA-PACIFIC CORP
               (PACKAGING GROUP)               322,150
     4,800    LOUISIANA PACIFIC CORP           114,000
   135,000    MACMILLAN BLOEDEL LTD          2,403,469
     1,400    WEYERHAEUSER CO                   96,250
                                          ------------
                                             3,923,813
                                          ------------
METAL MINING -- 0.14%
    10,100    BARRICK GOLD CORP                195,687
     1,600  o BATTLE MOUNTAIN GOLD CO            3,900
       600    CYPRUS AMAX MINERALS CO            9,112
     1,000  o ECHO BAY MINES LTD (U.S.)          1,437

--------------------------------------------------------------------------------
     SHARES                                     VALUE
--------------------------------------------------------------------------------
     4,300  o FREEPORT-MCMORAN
               COPPER & GOLD, INC (CLASS B)   $ 77,131
     1,000    HOMESTAKE MINING CO                8,187
     7,400  o INCO LTD CO (U.S.)               133,200
     1,700    NEWMONT MINING CORP               33,787
       400    PHELPS DODGE CORP                 24,775
     4,400    PLACER DOME, INC                  51,975
                                          ------------
                                               539,191
                                          ------------
MISCELLANEOUS MANUFACTURING
INDUSTRIES -- 0.16%
     1,350    HASBRO, INC                       37,715
       500    JOSTENS, INC                      10,531
     2,000    MATTEL, INC                       52,875
     5,900    MINNESOTA MINING &
               MANUFACTURING CO                512,931
                                          ------------
                                               614,052
                                          ------------
MISCELLANEOUS RETAIL -- 0.69%
     1,500  o BARNESANDNOBLE.COM, INC           27,000
    36,296    CVS CORP                       1,842,022
       600    LONGS DRUG STORES CORP            20,737
     1,600    RITE AID CORP                     39,400
     6,000  o STAPLES, INC                     185,625
    10,600  o TOYS R US, INC                   219,287
    12,036    WALGREEN CO                      353,557
                                          ------------
                                             2,687,628
                                          ------------
MOTION PICTURES -- 1.22%
    48,100  o DISNEY (WALT) CO               1,482,081
       600  o KING WORLD PRODUCTIONS, INC       20,887
    43,978    TIME WARNER, INC               3,232,383
                                          ------------
                                             4,735,351
                                          ------------
NONDEPOSITORY INSTITUTIONS -- 1.37%
     8,400    AMERICAN EXPRESS CO            1,093,050
    32,161    ASSOCIATES FIRST CAPITAL CORP  1,425,134
     2,900    CAPITAL ONE FINANCIAL CORP       161,493
       700    COUNTRYWIDE CREDIT INDUSTRIES, INC29,925
    25,900    FEDERAL NATIONAL
               MORTGAGE ASSOCIATION          1,770,912
    12,036    FREDDIE MAC                      698,088
     3,326    HOUSEHOLD INTERNATIONAL, INC     157,569
                                          ------------
                                             5,336,171
                                          ------------
OIL AND GAS EXTRACTION -- 1.64%
    44,092    APACHE CORP                    1,719,588
   501,800  o BRITISH-BORNEO OIL & GAS PLC   1,550,335
     1,205    BURLINGTON RESOURCES, INC         52,116
       250  o EEX CORP                           1,734
     4,800    HALLIBURTON CO                   217,200

SEE NOTES TO FINANCIAL STATEMENTS

                                                      1999 SEMI-ANNUAL REPORT 37

TIAA-CREF MUTUAL FUNDS                                      GROWTH & INCOME FUND

--------------------------------------------------------------------------------
     SHARES                                     VALUE
--------------------------------------------------------------------------------

OIL AND GAS EXTRACTION-- (CONTINUED)
       400    HELMERICH & PAYNE, INC           $ 9,525
     1,290    KERR-MCGEE CORP                   64,741
     2,300    OCCIDENTAL PETROLEUM CORP         48,587
     2,200  o ROWAN COS, INC                    40,562
    32,828    ROYAL DUTCH PETROLEUM CO
               ADR(N.Y. REGD)                1,977,887
       700  o SANTA FE SNYDER CORP               5,337
     9,500    SCHLUMBERGER LTD                 605,031
     6,200    UNION PACIFIC RESOURCES
               GROUP, INC                      101,137
                                          ------------
                                             6,393,780
                                          ------------
PAPER AND ALLIED PRODUCTS -- 0.49%
     2,400    AVERY DENNISON CORP              144,900
       400    BEMIS, INC                        15,900
     1,800    BOISE CASCADE CORP                77,175
     2,200    CHAMPION INTERNATIONAL CORP      105,325
     8,700    FORT JAMES CORP                  329,512
     2,842    INTERNATIONAL PAPER CO           143,521
    12,800    KIMBERLY-CLARK CORP              729,600
     2,500    MEAD CORP                        104,375
       200    POTLATCH CORP                      8,787
     1,683  o SMURFIT-STONE CONTAINER CORP      34,606
       400    TEMPLE-INLAND, INC                27,300
     2,200    WESTVACO CORP                     63,800
     3,000    WILLAMETTE INDUSTRIES, INC       138,187
                                          ------------
                                             1,922,988
                                          ------------
PERSONAL SERVICES -- 0.06%
     4,100    BLOCK (H&R), INC                 205,000
     1,600    SERVICE CORP INTERNATIONAL        30,800
                                          ------------
                                               235,800
                                          ------------
PETROLEUM AND COAL PRODUCTS-- 4.61%
     1,600    AMERADA HESS CORP                 95,200
     3,100    ASHLAND, INC                     124,387
     2,200    ATLANTIC RICHFIELD CO            183,837
    34,349    BP AMOCO PLC (SPONS ADR)       3,726,866
     8,600    CHEVRON CORP                     818,612
    82,541    EXXON CORP                     6,365,974
    30,892    MOBIL CORP                     3,058,308
       300    PENNZENERGY CO                     5,006
       300    PENNZOIL-QUAKER STATE CO           4,500
     6,300    PHILLIPS PETROLEUM CO            316,968
     3,500    SUNOCO, INC                      105,656
    41,552    TEXACO, INC                    2,597,000
     5,389    UNOCAL CORP                      213,539
    10,400    USX-MARATHON GROUP, INC          338,650
                                          ------------
                                            17,954,503
                                          ------------

--------------------------------------------------------------------------------
     SHARES                                     VALUE
--------------------------------------------------------------------------------

PRIMARY METAL INDUSTRIES -- 0.45%
     5,900    ALCAN ALUMINIUM CO LTD (U.S.)  $ 188,431
    22,747    ALCOA, INC                     1,407,470
       700  o ARMCO, INC                         4,637
       300    ASARCO, INC                        5,643
     1,400  o BETHLEHEM STEEL CORP              10,762
     1,000    ENGELHARD CORP                    22,625
       600    NUCOR CORP                        28,462
       500    REYNOLDS METALS CO                29,500
       111    RYERSON TULL, INC                  2,504
     2,100    USX-US STEEL GROUP, INC           56,700
       700    WORTHINGTON INDUSTRIES, INC       11,506
                                          ------------
                                             1,768,240
                                          ------------
PRINTING AND PUBLISHING -- 0.90%
       500    AMERICAN GREETINGS CORP (CLASS A) 15,062
     1,700    DELUXE CORP                       66,193
     1,000    DONNELLEY (R.R.) & SONS CO        37,062
     3,300    DOW JONES & CO, INC              175,106
    11,163    GANNETT CO, INC                  796,759
       200    HARLAND (JOHN H.) CO               3,987
       600    KNIGHT-RIDDER, INC                32,962
     1,400    MCGRAW HILL COS, INC              75,512
     2,000    MEREDITH CORP                     69,250
       600    MOORE CORP LTD (U.S.)              5,025
     1,400    NEW YORK TIMES CO (CLASS A)       51,537
       240  o R.H. DONNELLEY CORP                4,695
     2,400    TIMES MIRROR CO SERIES A         142,200
    23,302    TRIBUNE CO                     2,030,186
                                          ------------
                                             3,505,536
                                          ------------
RAILROAD TRANSPORTATION -- 0.28%
     9,500    BURLINGTON NORTHERN
               SANTA FE CORP                   294,500
     6,100    CSX CORP                         276,406
     1,000    KANSAS CITY SOUTHERN
               INDUSTRIES, INC                  63,812
     2,700    NORFOLK SOUTHERN CORP             81,337
     6,600    UNION PACIFIC CORP               384,862
                                          ------------
                                             1,100,917
                                          ------------
RUBBER AND MISCELLANEOUS
PLASTIC PRODUCTS -- 0.46%
       700    ARMSTRONG WORLD INDUSTRIES, INC   40,468
       500    COOPER TIRE & RUBBER CO           11,812
     2,000    GOODYEAR TIRE & RUBBER CO        117,625
    10,392    ILLINOIS TOOL WORKS, INC         852,144
     7,800    NIKE, INC (CLASS B)              493,837
       400  o REEBOK INTERNATIONAL LTD           7,450


                                               SEE NOTES TO FINANCIAL STATEMENTS

38  1999 SEMI-ANNUAL REPORT

TIAA-CREF MUTUAL FUNDS                                      GROWTH & INCOME FUND

--------------------------------------------------------------------------------
     SHARES                                     VALUE
--------------------------------------------------------------------------------

RUBBER AND MISCELLANEOUS
PLASTIC PRODUCTS -- (CONTINUED)
     3,468  o SEALED AIR CORP               $  224,986
       820  o SOLUTIA, INC                      17,476
       900    TUPPERWARE CORP                   22,950
                                          ------------
                                             1,788,748
                                          ------------
SECURITY AND COMMODITY BROKERS -- 1.23%
     2,520    BEAR STEARNS COS, INC            117,810
     3,000  o DLJDIRECT                         88,500
     5,100    LEHMAN BROTHERS HOLDINGS, INC    317,475
     2,300    MERRILL LYNCH & CO, INC          183,856
    23,764    MORGAN STANLEY,
               DEAN WITTER, & CO             2,435,810
    14,850    SCHWAB (CHARLES) CORP          1,631,643
        56    WADDELL & REED FINANCIAL, INC
               (CLASS A)                         1,536
       244    WADDELL & REED FINANCIAL, INC
               (CLASS B)                         6,588
                                          ------------
                                             4,783,218
                                          ------------
STONE, CLAY, AND GLASS PRODUCTS-- 0.09%
     1,600    CORNING, INC                     112,200
     1,200    OWENS CORNING CO                  41,250
     5,495  o OWENS ILLINOIS, INC              179,617
                                          ------------
                                               333,067
                                          ------------
TEXTILE MILL PRODUCTS -- 0.00%
       300    RUSSELL CORP                       5,850
       100    SPRING INDUSTRIES, INC             4,362
                                          ------------
                                                10,212
                                          ------------
TOBACCO PRODUCTS -- 0.45%
    39,100    PHILIP MORRIS COS, INC         1,571,331
     2,733  o RJR REYNOLDS TOBACCO
               HOLDINGS, INC                    86,089
     3,200    UST, INC                          93,600
                                          ------------
                                             1,751,020
                                          ------------
TRANSPORTATION BY AIR -- 0.62%
     2,100  o AMR CORP                         143,325
    12,189  o CONTINENTAL AIRLINES, INC
               (CLASS B)                       458,611
     5,000    DELTA AIRLINES, INC              288,125
     7,480  o FDX CORP                         405,790
    32,379    SOUTHWEST AIRLINES CO          1,007,796
     2,400  o U.S. AIRWAYS GROUP, INC          104,550
                                          ------------
                                             2,408,197
                                          ------------
TRANSPORTATION EQUIPMENT -- 2.81%
    34,588    ALLIED SIGNAL, INC             2,179,044

--------------------------------------------------------------------------------
     SHARES                                     VALUE
--------------------------------------------------------------------------------

    17,020    BOEING CO                     $  752,071
    22,041    DAIMLERCHRYSLER (U.S.A.)       1,958,893
     6,371    DANA CORP                        293,464
    10,903    DELPHI AUTOMOTIVE SYSTEMS CORP   202,386
     3,200    EATON CORP                       294,400
       200    FLEETWOOD ENTERPRISES, INC         5,287
    14,700    FORD MOTOR CO                    829,631
     3,000    GENERAL DYNAMICS CORP            205,500
    15,600    GENERAL MOTORS CORP            1,029,600
    18,249  o GENERAL MOTORS CORP (CLASS H)  1,026,506
     2,900    GOODRICH (B.F.) CO               123,250
       800    ITT INDUSTRIES, INC               30,500
     5,800    LOCKHEED MARTIN CORP             216,050
       500    MERITOR AUTOMOTIVE, INC           12,750
     1,500  o NAVISTAR INTERNATIONAL CORP       75,000
     1,300    NORTHROP GRUMMAN CORP             86,206
     2,700    PACCAR, INC                      144,112
       170  o SPX CORP                          14,195
     2,100    TEXTRON, INC                     172,856
     1,700    TRW, INC                          93,287
    16,600    UNITED TECHNOLOGIES CORP       1,190,012
                                          ------------
                                            10,935,000
                                          ------------
WATER TRANSPORTATION -- 0.15%
    12,000  CARNIVAL CORP (CLASS A)            582,000
                                          ------------
WHOLESALE TRADE-DURABLE GOODS -- 0.06%
       200    BRIGGS & STRATTON CORP            11,550
     1,200    GENUINE PARTS CO                  42,000
     3,200    GRAINGER (W.W.), INC             172,200
       900    IKON OFFICE SOLUTIONS, INC        13,500
                                          ------------
                                               239,250
                                          ------------
WHOLESALE TRADE-NONDURABLE GOODS -- 0.98%
        87    BERGEN BRUNSWIG CORP (CLASS A)     1,500
    48,190    CARDINAL HEALTH, INC           3,087,568
     2,600    ENRON CORP                       212,550
     1,200    FORTUNE BRANDS, INC               49,650
     6,142    MCKESSON HBOC, INC               197,311
     3,100    SUPERVALU, INC                    79,631
     5,800    SYSCO CORP                       172,912
                                          ------------
                                             3,801,122
                                          ------------
TOTAL COMMON STOCK
(COST $310,545,672)                        380,368,999
                                          ------------


SEE NOTES TO FINANCIAL STATEMENTS

                                                      1999 SEMI-ANNUAL REPORT 39

TIAA-CREF MUTUAL FUNDS                                      GROWTH & INCOME FUND

--------------------------------------------------------------------------------
    PRINCIPAL                                VALUE
--------------------------------------------------------------------------------
SHORT TERM INVESTMENT  -- 2.99%

U.S. GOVERNMENT AGENCY -- 2.99%
              FEDERAL HOME LOAN BANK
$11,650,000    4.490 %, 07/01/99          $ 11,650,000
                                          ------------

TOTAL SHORT TERM INVESTMENT
(COST $11,650,000)                          11,650,000
                                          ------------
TOTAL PORTFOLIO
(COST $323,206,206)                       $393,005,061
                                          ============
_________________
o NON-INCOME PRODUCING

x IN BANKRUPTCY


                                               SEE NOTES TO FINANCIAL STATEMENTS

40  1999 SEMI-ANNUAL REPORT

TIAA-CREF MUTUAL FUNDS  STATEMENT OF INVESTMENTS (UNAUDITED)  GROWTH EQUITY FUND
                                  JUNE 30, 1999              SUMMARY BY INDUSTRY

--------------------------------------------------------------------------------
                                        VALUE       %
--------------------------------------------------------------------------------
PREFERRED STOCK
HEALTH SERVICES                    $        38   0.00%
RUBBER AND MISCELLANEOUS
  PLASTIC PRODUCTS                      17,812   0.00
                                  ------------ ------
TOTAL PREFERRED STOCK
(COST $12,766)                          17,850   0.00
                                  ------------ ------
COMMON STOCK
AGRICULTURAL PRODUCTION-CROPS           96,031   0.02
AGRICULTURAL SERVICES                    9,493   0.00
AMUSEMENT AND RECREATION SERVICES   11,680,234   2.51
APPAREL AND ACCESSORY STORES         1,746,506   0.37
APPAREL AND OTHER TEXTILE PRODUCTS     180,099   0.04
AUTO REPAIR, SERVICES AND PARKING       10,412   0.00
AUTOMOTIVE DEALERS AND
  SERVICE STATIONS                     256,361   0.06
BUILDING MATERIALS AND
  GARDEN SUPPLIES                    3,189,849   0.69
BUSINESS SERVICES                   60,822,787  13.06
CHEMICALS AND ALLIED PRODUCTS       65,312,371  14.02
COMMUNICATIONS                      73,785,116  15.84
DEPOSITORY INSTITUTIONS              4,021,549   0.86
EATING AND DRINKING PLACES           1,604,938   0.35
EDUCATIONAL SERVICES                   147,592   0.03
ELECTRIC, GAS, AND SANITARY SERVICES14,325,824   3.08
ELECTRONIC AND OTHER
  ELECTRIC EQUIPMENT                58,510,850  12.56
ENGINEERING AND MANAGEMENT
  SERVICES                             430,540   0.09
FABRICATED METAL PRODUCTS            1,666,750   0.36
FOOD AND KINDRED PRODUCTS           12,747,136   2.74
FOOD STORES                          5,637,133   1.21
FURNITURE AND FIXTURES                 376,078   0.08
FURNITURE AND HOMEFURNISHINGS STORES 1,163,680   0.25
GENERAL BUILDING CONTRACTORS            32,493   0.01
GENERAL MERCHANDISE STORES           5,606,271   1.20
HEALTH SERVICES                      1,971,021   0.42
HEAVY CONSTRUCTION, EXCEPT BUILDING     32,262   0.01
HOLDING AND OTHER INVESTMENT OFFICES   305,912   0.07
HOTELS AND OTHER LODGING PLACES        525,734   0.11
INDUSTRIAL MACHINERY AND EQUIPMENT  62,752,936  13.47
INSTRUMENTS AND RELATED PRODUCTS    12,140,357   2.61
INSURANCE AGENTS, BROKERS AND SERVICE   59,268   0.01
INSURANCE CARRIERS                   6,007,250   1.29
LEATHER AND LEATHER PRODUCTS            10,869   0.00
LEGAL SERVICES                          27,187   0.01

--------------------------------------------------------------------------------
                                       VALUE       %
--------------------------------------------------------------------------------

LOCAL AND INTERURBAN
  PASSENGER TRANSIT                   $ 67,793   0.01%
LUMBER AND WOOD PRODUCTS                56,512   0.01
METAL MINING                           109,938   0.02
MISCELLANEOUS MANUFACTURING
  INDUSTRIES                           768,879   0.17
MISCELLANEOUS RETAIL                 2,403,003   0.52
MOTION PICTURES                      2,788,168   0.60
NONDEPOSITORY INSTITUTIONS           7,356,500   1.58
OIL AND GAS EXTRACTION               1,228,317   0.26
PAPER AND ALLIED PRODUCTS            1,250,280   0.27
PERSONAL SERVICES                      367,117   0.08
PETROLEUM AND COAL PRODUCTS             66,061   0.01
PRIMARY METAL INDUSTRIES               106,275   0.02
PRINTING AND PUBLISHING                957,420   0.21
RAILROAD TRANSPORTATION                178,675   0.04
REAL ESTATE                             22,743   0.00
RUBBER AND MISCELLANEOUS
  PLASTIC PRODUCTS                   3,345,855   0.72
SECURITY AND COMMODITY BROKERS       1,659,830   0.36
SOCIAL SERVICES                         13,650   0.00
SPECIAL TRADE CONTRACTORS               16,987   0.00
STONE, CLAY, AND GLASS PRODUCTS        504,112   0.11
TEXTILE MILL PRODUCTS                   65,662   0.01
TOBACCO PRODUCTS                     5,234,318   1.13
TRANSPORTATION BY AIR                  119,111   0.03
TRANSPORTATION EQUIPMENT            11,840,386   2.54
TRANSPORTATION SERVICES                193,986   0.04
TRUCKING AND WAREHOUSING                42,900   0.01
WATER TRANSPORTATION                 6,203,157   1.33
WHOLESALE TRADE-DURABLE GOODS          338,997   0.07
WHOLESALE TRADE-NONDURABLE GOODS     8,698,148   1.87
                                  ------------ ------
TOTAL COMMON STOCK
(COST $391,822,725)                463,197,669  99.45
                                  ------------   ----
SHORT TERM INVESTMENT
U.S. GOVERNMENT AGENCY               4,200,000   0.90
                                  ------------ ------
TOTAL SHORT TERM INVESTMENT
(COST  $4,200,000)                   4,200,000   0.90
                                  ------------ ------
TOTAL PORTFOLIO
(COST $396,035,491)                467,415,519 100.35
OTHER ASSETS & LIABILITIES, NET     (1,637,493) (0.35)
                                  ------------ ------
NET ASSETS                        $465,778,026 100.00%
                                  ============ ======


SEE NOTES TO FINANCIAL STATEMENTS

                                                      1999 SEMI-ANNUAL REPORT 41

TIAA-CREF MUTUAL FUNDS STATEMENT OF INVESTMENTS (UNAUDITED) GROWTH EQUITY FUND
                              JUNE 30, 1999
-------------------------------------------------------
     SHARES                                    VALUE
-------------------------------------------------------

PREFERRED STOCK -- 0.00%

HEALTH SERVICES -- 0.00%
         7  o MEDIQ, INC SERIES A                 $ 38
                                          ------------
RUBBER AND MISCELLANEOUS
PLASTIC PRODUCTS -- 0.00%
       285  o SEALED AIR CORP (CLASS A)         17,812
                                          ------------
TOTAL PREFERRED STOCK
(COST $12,766)                                  17,850
                                          ------------
COMMON STOCK -- 99.45%

AGRICULTURAL PRODUCTION-CROPS -- 0.02%
       700    DELTA & PINE LAND CO              22,050
     1,900    PIONEER-HI-BRED
              INTERNATIONAL, INC                73,981
                                          ------------
                                                96,031
                                          ------------
AGRICULTURAL SERVICES -- 0.00%
       700  o VETERINARY CENTERS OF
               AMERICA, INC                      9,493
                                          ------------
AMUSEMENT AND RECREATION SERVICES -- 2.51%
       400  o ANCHOR GAMING CO                  19,225
       700    DOVER DOWNS ENTERTAINMENT, INC    12,381
       500  o FLORIDA PANTHERS HOLDINGS, INC     5,343
     2,100  o HARRAH'S ENTERTAINMENT, INC       46,200
     1,000  o INTERNATIONAL SPEEDWAY CORP
               (CLASS A)                        47,500
       300  o PENSKE MOTORSPORTS, INC           14,887
   160,636  o PREMIER PARKS, INC             5,903,373
    87,292  o SFX ENTERTAINMENT,
               INC (CLASS A)                 5,586,688
       500  o SPEEDWAY MOTORSPORTS, INC         19,656
       700  o WESTWOOD ONE, INC                 24,981
                                          ------------
                                            11,680,234
                                          ------------
APPAREL AND ACCESSORY STORES -- 0.37%
     2,536  o ABERCROMBIE & FITCH CO (CLASS A) 121,728
     1,400  o AMERICAN EAGLE OUTFITTERS, INC    63,700
       800  o CHILDRENS PLACE RETAIL STORES     32,400
     1,500    CLAIRES STORES, INC               38,437
     2,100  o FOOTSTAR, INC                     78,093
       200  o GADZOOKS, INC                      3,200
    17,000    GAP, INC                         856,375
     4,500  o GENESCO, INC                      65,531
       525    INTIMATE BRANDS, INC (CLASS A)    24,871
       695    LIMITED, INC                      31,535
     1,100  o MENS WAREHOUSE, INC               28,050
       900  o PACIFIC SUNWEAR CALIFORNIA, INC   21,937
-------------------------------------------------------
     SHARES                                    VALUE
-------------------------------------------------------
     1,100    ROSS STORES, INC                $ 55,412
       700  o STAGE STORES, INC                  4,550
       800  o STEIN MART, INC                    7,500
     8,800    TJX COS, INC                     293,150
       700  o WET SEAL, INC (CLASS A)           20,037
                                          ------------
                                             1,746,506
                                          ------------
APPAREL AND OTHER TEXTILE PRODUCTS -- 0.04%
       200  o GUESS ?, INC                       2,762
     2,200  o JONES APPAREL GROUP, INC          75,487
       400    LIZ CLAIBORNE, INC                14,600
     1,800  o NAUTICA ENTERPRISES, INC          30,375
       600  o POLO RALPH LAUREN CORP            11,400
     1,700    WARNACO GROUP, INC (CLASS A)      45,475
                                          ------------
                                               180,099
                                          ------------
AUTO REPAIR, SERVICES AND PARKING-- 0.00%
       500  o BUDGET GROUP, INC                  6,156
       150    MIDAS, INC                         4,256
                                          ------------
                                                10,412
                                          ------------
AUTOMOTIVE DEALERS AND
SERVICE STATIONS -- 0.06%
     5,600  o AUTONATION, INC                   99,750
     2,700  o AUTOZONE, INC                     81,337
     1,100  o CSK AUTO CORP                     29,700
       900  o OREILLY AUTOMOTIVE, INC           45,337
        11    PEP BOYS MANNY, MOE, & JACK CO       237
                                          ------------
                                               256,361
                                          ------------
BUILDING MATERIALS AND
GARDEN SUPPLIES -- 0.69%
       700    FASTENAL CO                       36,706
    40,400    HOME DEPOT, INC                2,603,275
     9,700    LOWES COS, INC                   549,868
                                          ------------
                                             3,189,849
                                          ------------
BUSINESS SERVICES -- 13.06%
     1,500  o AARON RENTS, INC                  33,375
       200  o ABACUS DIRECT CORP                18,300
     1,500  o ACCLAIM ENTERTAINMENT, INC         9,562
       400  o ACKERLEY GROUP, INC                7,275
       700  o ACTIVISION, INC                   10,193
     1,400  o ACXIOM CORP                       34,912
       900    ADOBE SYSTEMS, INC                73,940
       500  o ADVO, INC                         10,375
     1,300  o AFFILIATED COMPUTER SERVICES, INC
               (CLASS A)                        65,812
       800  o ALTERNATIVE RESOURCES CORP         5,600

                                               SEE NOTES TO FINANCIAL STATEMENTS
42  1999 SEMI-ANNUAL REPORT

TIAA-CREF MUTUAL FUNDS                  GROWTH EQUITY FUND

----------------------------------------------------------
     SHARES                                    VALUE
----------------------------------------------------------

BUSINESS SERVICES -- (CONTINUED)
    42,300    AMERICA ONLINE, INC          $ 4,674,150
     2,400  o AMERICAN MANAGEMENT
               SYSTEMS, INC                     76,950
       700    ANALYSTS INTERNATIONAL CORP       10,062
       300  o APAC TELESERVICES, INC               975
       400  o ASPECT DEVELOPMENT, INC            7,400
     1,500    AUTODESK, INC                     44,343
    14,200    AUTOMATIC DATA PROCESSING, INC   624,800
     1,400  o AVANT CORP                        17,675
     2,000  o AVT CORP                          75,750
        30  o AZTEC TECHNOLOGY PARTNERS, INC        56
       500  o BEA SYSTEMS, INC                  14,281
       800  o BILLING CONCEPTS CORP              8,950
       700  o BISYS GROUP, INC                  40,950
    51,232  o BMC SOFTWARE, INC              2,766,528
       500  o BORON, LEPORE & ASSOCIATES, INC    4,187
     1,700  o BROADVISION, INC                 125,375
     5,100  o CADENCE DESIGN SYSTEMS, INC       65,025
     1,000  o CAMBRIDGE TECHNOLOGY
               PARTNERS, INC                    17,562
       200  o CARIBINER INTERNATIONAL, INC       1,237
       500  o CCC INFORMATION SERVICES
               GROUP, INC                        6,437
     1,000  o CDI CORP                          34,062
     4,700  o CENTURY BUSINESS SERVICES, INC    68,150
    36,600  o CERIDIAN CORP                  1,196,362
     1,300  o CERNER CORP                       27,259
     1,200  o CHECKFREE HOLDINGS CORP           33,075
       830  o CHOICEPOINT, INC                  55,713
     2,300  o CIBER, INC                        43,987
     1,600  o CITRIX SYSTEMS, INC               90,400
     1,600  o CMGI, INC                        182,500
       800  o CNET, INC                         46,100
       500  o COMPLETE BUSINESS SOLUTIONS, INC   8,968
    12,600    COMPUTER ASSOCIATES
               INTERNATIONAL, INC              693,000
     4,600  o COMPUTER SCIENCES CORP           318,262
       800    COMPUTER TASK GROUP, INC          13,600
    80,733  o COMPUWARE CORP                 2,568,318
       800  o CONCORD COMMUNICATIONS, INC       36,000
     3,400  o CONVERGYS CORP                    65,450
       200  o CORT BUSINESS SERVICES CORP        4,787
     3,100  o CSG SYSTEMS INTERNATIONAL, INC    81,181
     3,000  o DATASTREAM SYSTEMS, INC           48,000
     1,300  o DBT ONLINE, INC                   42,575

----------------------------------------------------------
     SHARES                                      VALUE
----------------------------------------------------------

       700  o DENDRITE INTERNATIONAL, INC     $ 25,287
       200  o DOCUMENTUM, INC                    2,612
       700  o DOUBLECLICK, INC                  64,225
       248  o DST SYSTEMS, INC                  15,593
       200  o EARTHLINK NETWORK, INC            12,287
        62  o ECLIPSYS CORP                      1,484
     1,800  o ELECTRONIC ARTS, INC              97,650
    39,100    ELECTRONIC DATA SYSTEMS CORP   2,211,593
     1,800  o ELECTRONICS FOR IMAGING, INC      92,475
       500  o ENGINEERING ANIMATION, INC        10,593
     2,700    EQUIFAX, INC                      96,356
     2,858  o EXCITE AT HOME                   154,153
       150  o FACTSET RESEARCH SYSTEMS, INC      8,493
       500    FAIR ISSAC & CO, INC              17,531
    10,200    FIRST DATA CORP                  499,162
     1,800  o FISERV, INC                       56,362
     1,800    GERBER SCIENTIFIC, INC            39,712
     3,700  o GTECH HOLDINGS CORP               87,181
       750  o HARBINGER CORP                     9,375
        85  o HYPERION SOLUTIONS CORP            1,514
       200  o I2 TECHNOLOGIES, INC               8,600
       500  o IDENTIX, INC                       4,906
       300  o IMRGLOBAL CORP                     5,775
     4,700    IMS HEALTH, INC                  146,875
       600  o INDUSTRI-MATEMATIK
               INTERNATIONAL CORP                1,462
       600  o INFOSEEK CORP                     28,762
       900  o INFOUSA, INC (CLASS B)             7,650
     1,200  o INTEGRATED SYSTEMS, INC           14,100
     1,500  o INTERNATIONAL NETWORK SERVICES    60,562
       200  o INTERNATIONAL TELECOMMUNICATIONS   3,200
     3,000    INTERPUBLIC GROUP OF COS, INC    259,875
     1,100  o INTUIT, INC                       99,137
    93,675  o J.D. EDWARDS & CO              1,732,987
       300  o JDA SOFTWARE GROUP, INC            2,793
     2,100  o KEANE, INC                        47,512
       800    KELLY SERVICES, INC (CLASS A)     25,700
     1,500  o LABOR READY, INC                  48,750
       800  o LAMAR ADVERTISING CO (CLASS A)    32,750
       200  o LEGATO SYSTEMS, INC               11,550
       200  o LHS GROUP, INC                     6,625
     1,000  o LYCOS, INC                        91,875
       700  o MACROMEDIA, INC                   24,675
     1,700    MANPOWER, INC                     38,462
       400  o MANUGISTICS GROUP, INC             5,800
       700  o MAPICS, INC                        7,393

SEE NOTES TO FINANCIAL STATEMENTS

                               1999 SEMI-ANNUAL REPORT 43

TIAA-CREF MUTUAL FUNDS                  GROWTH EQUITY FUND

----------------------------------------------------------
     SHARES                                      VALUE
----------------------------------------------------------
BUSINESS SERVICES -- (CONTINUED)
     2,500  o MASTECH CORP                    $ 46,562
     1,100  o MEDQUIST, INC                     48,125
       330  o MERANT PLC ADR                     6,435
       300  o MERCURY INTERACTIVE CORP          10,612
     1,600  o METAMOR WORLDWIDE, INC            38,500
   269,580  o MICROSOFT CORP                24,312,746
       100  o MIDWAY GAMES, INC                  1,293
       800  o MINDSPRING ENTERPRISES, INC       35,450
     1,600  o MODIS PROFESSIONAL SERVICES       22,000
        28  o MOMENTUM BUSINESS
               APPLICANTS, INC                     197
     1,700    NATIONAL DATA CORP                72,675
     1,200  o NETWORK APPLIANCE, INC            67,050
       500  o NETWORK SOLUTIONS, INC            39,562
     3,100  o NETWORKS ASSOCIATES, INC          45,531
     1,966  o NIELSEN MEDIA RESEARCH            57,505
       700    NORRELL CORP                      13,168
       900  o NOVA CORP (GEORGIA)               22,500
     1,400  o NOVACARE EMPLOYEE SERVICES, INC    3,850
    42,200    OMNICOM GROUP, INC             3,376,000
   190,193  o ORACLE CORP                    7,060,915
       900  o OUTDOOR SYSTEMS, INC              32,850
     5,200  o PARAMETRIC TECHNOLOGY CORP        72,150
     7,200    PAYCHEX, INC                     229,500
     2,800  o PEOPLESOFT, INC                   48,300
     2,000  o PEREGRINE SYSTEMS, INC            51,375
     1,700  o POLICY MANAGEMENT SYSTEMS CORP    51,000
       700  o PREVIEW TRAVEL, INC               15,356
     1,800 #o PROCURENET, INC                      270
     2,300  o PROGRESS SOFTWARE CORP            64,975
     2,300  o PSINET, INC                      100,625
       500  o QRS CORP                          39,000
     1,900  o RATIONAL SOFTWARE CORP            62,581
       800  o REALNETWORKS, INC                 55,100
       500  o REMEDY CORP                       13,437
     1,500  o RENT WAY, INC                     36,937
       800  o RENT-A-CENTER, INC                19,200
       300  o RENTAL SERVICE CORP                8,587
     1,600  o ROBERT HALF INTERNATIONAL, INC    41,600
       400    ROLLINS, INC                       6,375
     1,954  o ROMAC INTERNATIONAL, INC          17,341
       300  o SABRE GROUP HOLDINGS, INC         20,625
       100  o SAPIENT CORP                       5,662
       700    SEI INVESTMENT CO                 61,775
       800    SHARED MEDICAL SYSTEMS CORP       52,200

----------------------------------------------------------
     SHARES                                      VALUE
----------------------------------------------------------

     1,800  o SIEBEL SYSTEMS, INC            $ 119,475
       900  o SITEL CORP                         2,643
     3,400  o SNYDER COMMUNICATIONS, INC       111,350
       100  o SPORTSLINE U.S.A., INC             3,587
       300  o STAFFMARK, INC                     3,009
     2,100  o STERLING COMMERCE, INC            76,650
     1,100  o STERLING SOFTWARE, INC            29,356
     1,700  o STRUCTURAL DYNAMICS
               RESEARCH CORP                    31,556
    19,100  o SUN MICROSYSTEMS, INC          1,315,512
     3,004  o SUNGARD DATA SYSTEMS, INC        103,638
     1,000  o SYKES ENTERPRISES, INC            33,375
     3,200  o SYMANTEC CORP                     81,600
       930  o SYNOPSYS, INC                     51,324
       800  o SYSTEMS & COMPUTER
               TECHNOLOGY CORP                  11,650
       450  o TECHNOLOGY SOLUTIONS CO            4,865
       700  o TMP WORLDWIDE, INC                44,450
       400    TOTAL SYSTEM SERVICES, INC         7,600
       500  o TRANSACTION SYSTEM ARCHITECTURE   19,500
     2,300    TRUE NORTH COMMUNICATIONS, INC    69,000
     2,700  o UNITED RENTALS, INC               79,650
     1,900  o USWEB CORP                        42,156
       200  o VERIO, INC                        13,900
       100  o VERISIGN, INC                      8,625
     1,250  o VERITAS SOFTWARE CORP            118,671
       500  o VIASOFT, INC                       1,750
       600  o VISIO CORP                        22,837
       200  o VOLT INFORMATION SCIENCES, INC     4,575
       600  o WEST TELESERVICES CORP             5,625
       350  o WIND RIVER SYSTEMS, INC            5,621
     6,933  o YAHOO, INC                     1,194,209
     1,900  o YOUNG & RUBICAM, INC              86,331
                                          ------------
                                            60,822,787
                                          ------------
CHEMICALS AND ALLIED PRODUCTS -- 14.02%
    52,800    ABBOTT LABORATORIES CO         2,402,400
       900  o ADVANCED TISSUE SCIENCE CO         2,925
       500  o ALGOS PHARMACEUTICAL CORP         11,031
       300  o ALKERMES, INC                      6,937
        20  o ALLERGAN SPECIALTY
               THERAPEUTICS, INC (CLASS A)         217
     1,500  o ALZA CORP                         76,312
   110,225    AMERICAN HOME PRODUCTS CORP    6,337,937
    14,600  o AMGEN, INC                       888,775
       500  o ANDRX CORP                        38,562


                       SEE NOTES TO FINANCIAL STATEMENTS

44  1999 SEMI-ANNUAL REPORT

TIAA-CREF MUTUAL FUNDS                  GROWTH EQUITY FUND

----------------------------------------------------------
     SHARES                                    VALUE
----------------------------------------------------------
CHEMICALS AND ALLIED PRODUCTS -- (CONTINUED)
     6,600    AVON PRODUCTS, INC             $ 366,300
     1,000  o AXYS PHARMACEUTICALS, INC          3,375
       200  o BARR LABORATORIES, INC             7,975
     1,000  o BIO-TECHNOLOGY GENERAL CORP        6,500
     3,000  o BIOGEN, INC                      192,937
       600  o BIOMATRIX, INC                    12,975
    54,500    BRISTOL MYERS SQUIBB CO        3,838,843
       200  o CABOT CORP                         4,837
     1,500  o CAMBREX CORP                      39,375
     2,400  o CENTOCOR, INC                    111,900
       900  o CEPHALON, INC                     15,637
       100  o CHATTEM, INC                       3,181
       800  o CHIREX, INC                       25,700
     1,200  o CHIRON CORP                       24,900
       200    CHURCH & DWIGHT CO, INC            8,700
     1,569    CLOROX CO                        167,588
     6,900    COLGATE PALMOLIVE CO             681,375
       800  o COLUMBIA LABORATORIES, INC         6,850
       600  o COR THERAPEUTICS, INC              8,850
     1,000  o CREATIVE BIOMOLECULES, INC         3,625
       735  o CRESCENDO PHARMACEUTICALS CORP    12,678
     2,600  o CROMPTON & KNOWLES CORP           50,862
     2,200  o CYTEC INDUSTRIES, INC             70,125
     1,200    DIAL CORP                         44,625
     7,100    DU PONT (E.I.) DE NEMOURS & CO   485,018
     2,200  o DURA PHARMACEUTICALS, INC         26,262
     3,400    ECOLAB, INC                      148,325
   183,360  o ELAN CORP PLC ADR              5,088,240
     1,000    FERRO CORP                        27,500
     1,100  o FOREST LABORATORIES, INC          50,875
     1,500  o GENZYME CORP (GENERAL DIVISION)   72,750
       108  o GENZYME-MOLECULAR ONCOLOGY           297
       200  o GILEAD SCIENCES, INC              10,450
     4,800  o GRACE W.R. & CO                   88,200
    54,180  o GUILFORD PHARMACEUTICALS, INC    690,795
     1,600    HERCULES, INC                     62,900
       500  o HUMAN GENOME SCIENCES, INC        19,750
     1,700  o ICOS CORP                         69,381
     1,100  o IDEC PHARMACEUTICALS CORP         84,768
     1,000  o IMMUNEX CORP                     127,437
       400  o INHALE THERAPEUTIC SYSTEMS         9,525
       600    INTERNATIONAL FLAVORS &
               FRAGRANCES, INC                  26,625
       900  o ISIS PHARMACEUTICALS, INC          9,168
    45,600    JOHNSON & JOHNSON CO           4,468,800

----------------------------------------------------------
     SHARES                                      VALUE
----------------------------------------------------------

     1,200    JONES PHARMACEUTICAL, INC       $ 47,250
     3,700    LAUDER (ESTEE) CO (CLASS A)      185,462
     1,000  o LIGAND PHARMACEUTICALS CO
               (CLASS A)                        11,125
    68,865    LILLY (ELI) & CO               4,932,455
     2,200  o LIPOSOME CO, INC                  42,075
       900    MACDERMID, INC                    41,850
     1,050  o MEDICIS PHARMACEUTICAL CORP
               (CLASS A)                        26,643
     1,700  o MEDIMMUNE, INC                   115,175
   175,918    MERCK & CO, INC               13,017,932
       700  o MILLENNIUM PHARMACEUTICALS, INC   25,200
    17,900    MONSANTO CO                      705,931
     2,300    MYLAN LABORATORIES, INC           60,950
     1,000    NATURES SUNSHINE PRODUCTS, INC    10,500
     1,200  o NBTY, INC                          7,800
       700  o NEXSTAR PHARMACEUTICALS, INC      13,956
        75  o OCTEL CORP                           937
       750  o ORGANOGENESIS, INC                 7,031
       500  o PATHOGENESIS CORP                  7,093
    39,400    PFIZER, INC                    4,324,150
       200    PRAXAIR, INC                       9,787
    42,500    PROCTER & GAMBLE CO            3,793,125
       300  o PROTEIN DESIGN LABORATORIES, INC   6,656
       200  o REVLON, INC (CLASS A)              6,050
     1,700  o REXALL SUNDOWN, INC               20,718
       258    ROHM & HAAS CO                    11,061
       400  o SANGSTAT MEDICAL CORP              6,900
     3,400  o SCHEIN PHARMACEUTICAL, INC        41,012
   141,098    SCHERING-PLOUGH CORP           7,478,194
       800  o SICOR, INC                         3,400
       100  o SUGEN, INC                         2,950
     1,300  o TECHNE CORP                       32,987
       600  o THERAGENICS CORP                   4,162
       400  o THERMOLASE CORP                      525
     1,000  o TRANSKARYOTIC THERAPIES, INC      33,000
     2,200  o TRIANGLE PHARMACEUTICALS, INC     39,600
     1,200  o TWINLAB CORP                      10,312
       800    VALSPAR CORP                      30,400
       600  o VERTEX PHARMACEUTICALS, INC       14,475
       800  o VICAL, INC                         9,700
    44,300    WARNER-LAMBERT CO              3,073,312
     1,500  o WATSON PHARMACEUTICALS, INC       52,593
     2,000  o ZILA, INC                          6,062
                                          ------------
                                            65,312,371
                                          ------------

SEE NOTES TO FINANCIAL STATEMENTS

                               1999 SEMI-ANNUAL REPORT  45

TIAA-CREF MUTUAL FUNDS                  GROWTH EQUITY FUND

----------------------------------------------------------
     SHARES                                      VALUE
----------------------------------------------------------
COMMUNICATIONS -- 15.84%
       400  o ADELPHIA COMMUNICATIONS CORP
               (CLASS A)                      $ 25,450
     1,300    ALLTEL CORP                       92,950
       400  o AMERICAN MOBILE SATELLITE CORP     6,550
   169,419    AT & T CORP                    9,455,697
    22,880  o AT & T CORP - LIBERTY MEDIA GROUP
               (CLASS A)                       840,840
     4,040    BELL ATLANTIC CORP               264,115
       900  o CABLEVISION SYSTEMS CORP (CLASS A)63,000
   146,238  o CBS CORP                       6,352,213
       800  o CD RADIO, INC                     24,375
   163,690  o CHANCELLOR MEDIA CORP (CLASS A)9,023,411
     3,100    CINCINNATI BELL, INC              77,306
    99,504  o CLEAR CHANNEL
               COMMUNICATIONS, INC           6,859,557
    13,600    COMCAST CORP (CLASS A) SPECIAL   522,750
     1,100  o CONCENTRIC NETWORK CORP           43,725
       600  o COX COMMUNICATIONS, INC (CLASS A) 22,087
       300  o COX RADIO, INC (CLASS A)          16,275
       400  o EMMIS COMMUNICATIONS (CLASS A)    19,750
    72,200    ERICSSON TELEFON
               (LM) SERIES B ADR             2,378,087
       600  o EXODUS COMMUNICATIONS, INC        71,962
     3,100    FRONTIER CORP                    182,900
     1,300  o GLOBAL TELESYSTEMS GROUP, INC    105,300
     5,500    GTE CORP                         416,625
     3,100  o HEARST-ARGYLE TELEVISION, INC     74,400
       900  o HISPANIC BROADCASTING CORP        68,287
     1,700  o ICG COMMUNICATIONS, INC           36,337
     1,500  o INTERMEDIA COMMUNICATIONS, INC    45,000
        50  o LEAP WIRELESS INTERNATIONAL, INC   1,012
       800  o LEVEL 3 COMMUNICATIONS, INC       48,050
   122,805    LUCENT TECHNOLOGIES, INC       8,281,662
   236,048  o MCI WORLDCOM, INC             20,314,881
     4,000  o MEDIA ONE GROUP, INC             297,500
       500  o METROMEDIA FIBER NETWORK
               (CLASS A)                        17,968
     4,555  o NETWORK PLUS CORP                 95,085
     1,300  o NEXTLINK COMMUNICATIONS, INC      96,687
     1,400  o NTL, INC                         120,662
     1,400  o PAGEMART WIRELESS, INC (CLASS A)  10,587
     5,200  o PAGING NETWORK, INC               25,025
       100  o PREMIERE TECHNOLOGIES, INC         1,150
       300  o PRIMUS TELECOMMUNICATIONS
               GROUP, INC                        6,731
     4,500  o QWEST COMMUNICATIONS
               INTERNATIONAL, INC              148,781

----------------------------------------------------------
     SHARES                                      VALUE
----------------------------------------------------------
     1,200  o RCN CORP                $         49,950
    65,125    SBC COMMUNICATIONS, INC        3,777,250
     2,200  o SKYTEL COMMUNICATIONS, INC        46,062
     1,900    SPRINT CORP (FON GROUP)          100,343
     3,350  o SPRINT CORP (PCS GROUP)          191,368
       700    TCA CABLE TV, INC                 38,850
     1,200  o TV GUIDE, INC                     43,950
     1,000  o U.S. LEC CORP (CLASS A)           22,500
     2,200  o U.S. SATELLITE BROADCASTING, INC
               (CLASS A)                        40,150
        92    U.S. WEST, INC                     5,405
       800  o UNITED INTERNATIONAL
               HOLDINGS, INC                    54,100
     2,100  o UNIVISION COMMUNICATIONS, INC    138,600
     5,300  o VIACOM, INC (CLASS B)            233,200
     8,250  o VODAFONE GROUP PLC ADR         1,625,250
     2,900  o VOICESTREAM WIRELESS CORP         82,468
     1,400  o WESTERN WIRELESS CORP (CLASS A)   37,800
    14,982  o WINSTAR COMMUNICATIONS, INC      730,372
       300  o YOUNG BROADCASTING, INC
               (CLASS A)                        12,768
                                          ------------
                                            73,785,116
                                          ------------
DEPOSITORY INSTITUTIONS -- 0.86%
     2,600    BANK OF NEW YORK CO, INC          95,387
     3,200    BANK ONE CORP                    190,600
     1,500    COMMUNITY FIRST BANKSHARES, INC   35,812
     1,800  o CONCORD EFS, INC                  76,162
     4,350    FIFTH THIRD BANCORP              289,546
     1,300    FIRST BANCORP (PUERTO RICO)       29,331
    11,900    FIRSTAR CORP                     333,200
     1,000  o GREENPOINT FINANCIAL CORP         32,812
     2,900    HUDSON UNITED BANCORP             88,812
     1,620  o IMPERIAL BANCORP                  32,096
    18,075    MBNA CORP                        553,546
     3,200    MELLON BANK CORP                 116,400
     4,200  o NORTH FORK BANCORP, INC           89,512
     1,600    NORTHERN TRUST CORP              155,200
       200  o OCWEN FINANCIAL CORP               1,775
     1,102    OLD NATIONAL BANCORP              33,128
     4,350    PROVIDIAN FINANCIAL CORP         406,725
     1,025    ROSLYN BANCORP, INC               17,617
       300  o SILICON VALLEY BANCSHARES          7,425
     3,900    SKY FINANCIAL GROUP, INC         106,275

                       SEE NOTES TO FINANCIAL STATEMENTS

46  1999 SEMI-ANNUAL REPORT

TIAA-CREF MUTUAL FUNDS                  GROWTH EQUITY FUND

----------------------------------------------------------
     SHARES                                      VALUE
----------------------------------------------------------

DEPOSITORY INSTITUTIONS -- (CONTINUED)
       300  o SOUTHWEST BANCORP OF
               TEXAS, INC                      $ 5,400
     3,300    STATE STREET CORP                281,737
     2,350    SYNOVUS FINANCIAL CORP            46,706
       700    TRUST CO OF New jersey            16,450
    14,012    U.S. BANCORP                     476,408
       100    U.S. TRUST CORP                    9,250
       700    UNITED BANKSHARES, INC            18,550
     4,400    WASHINGTON MUTUAL, INC           155,650
     4,700    WELLS FARGO CO                   200,925
       300    WESTERN BANCORP                   13,050
     1,800    WESTERNBANK PUERTO RICO           23,512
     1,300    ZIONS BANCORP                     82,550
                                          ------------
                                             4,021,549
                                          ------------
EATING AND DRINKING PLACES -- 0.35%
       600  o APPLEBEES INTERNATIONAL, INC      18,075
       600  o BRINKER INTERNATIONAL, INC        16,312
     2,000  o CEC ENTERTAINMENT, INC            84,500
     1,760    CKE RESTAURANTS, INC              28,600
       625  o CONSOLIDATED PRODUCTS, INC        11,250
     1,900  o FOODMAKER, INC                    53,912
     3,695    HOST MARRIOTT CORP (NEW)          43,878
       500  o HOST MARRIOTT SERVICES CORP        4,062
       300  o LANDRYS SEAFOOD RESTAURANTS, INC   2,400
     5,200    MARRIOTT INTERNATIONAL (CLASS A) 194,350
    21,500    MCDONALD'S CORP                  888,218
       600  o NPC INTERNATIONAL, INC             9,225
     1,050  o OUTBACK STEAKHOUSE, INC           41,278
       900  o PAPA JOHNS INTERNATIONAL, INC     40,218
       800  o PLANET HOLLYWOOD, INC (CLASS A)      550
       250  o SODEXHO MARRIOTT SERVICES, INC     4,796
       700  o SONIC CORP                        22,837
       300  o THE CHEESECAKE FACTORY CO          9,150
     1,260  o TRICON GLOBAL RESTAURANTS, INC    68,197
     1,400    VIAD CORP                         43,312
       700    WENDYS INTERNATIONAL, INC         19,818
                                          ------------
                                             1,604,938
                                          ------------
EDUCATIONAL SERVICES -- 0.03%
       450  o APOLLO GROUP, INC (CLASS A)       11,953
       200  o COMPUTER LEARNING CENTERS, INC       987
     2,200  o DEVRY, INC                        49,225
     1,200  o EDUCATION MANAGEMENT CORP         24,900
       100  o ITT EDUCATIONAL SERVICES, INC      2,606
       200  o LEARNING TREE INTERNATIONAL, INC   2,187

----------------------------------------------------------
     SHARES                                      VALUE
----------------------------------------------------------
     2,050  o SYLVAN LEARNING SYSTEMS, INC    $ 55,734
                                          ------------
                                               147,592
                                          ------------
ELECTRIC, GAS, AND SANITARY SERVICES -- 3.08%
     2,400  o AES CORP                         139,500
     4,400  o ALLIED WASTE INDUSTRIES, INC      86,900
     3,000  o AQUA ALLIANCE, INC                 3,000
     2,700    BLACK HILLS CORP                  62,437
    30,928    BROWNING FERRIS INDUSTRIES, INC1,329,904
       700  o NEWPARK RESOURCES, INC             6,212
    93,866  o REPUBLIC SERVICES, INC
               (CLASS A)                     2,323,183
     3,100    SEMPRA ENERGY                     70,137
       300    SONAT, INC                         9,937
     1,100  o SUPERIOR SERVICES, INC            29,356
        12    TEXAS UTILITIES CO                   495
   189,547  o WASTE MANAGEMENT, INC         10,188,151
     1,800    WILLIAMS COS, INC                 76,612
                                          ------------
                                            14,325,824
                                          ------------
ELECTRONIC AND OTHER
ELECTRIC EQUIPMENT -- 12.56%
       500  o ACTEL CORP                         7,375
     3,200  o ADC TELECOMMUNICATIONS, INC      145,800
     1,100  o ADTRAN, INC                       40,012
     1,100  o ADVANCED FIBRE COMMUNICATIONS     17,187
     5,000  o ALTERA CORP                      184,062
     4,800  o AMERICAN POWER CONVERSION CORP    96,600
   247,700  o AMERICAN TOWER SYSTEMS
               (CLASS A)                     5,944,800
     2,600    AMETEK, INC                       59,800
     1,000  o AMKOR TECHNOLOGY, INC             10,250
    53,900  o ANALOG DEVICES, INC            2,705,106
     4,500  o ANDREW CORP                       85,218
       400  o APPLIED MICRO CIRCUITS CORP       32,900
       700  o ARTESYN TECHNOLOGIES, INC         15,531
     1,400  o ASPECT TELECOMMUNICATIONS CORP    13,650
    21,400  o ATMEL CORP                       560,412
       600  o BROADCOM CORP (CLASS A)           86,737
     2,400  o CELLNET DATA SYSTEMS, INC         21,600
     3,000  o CIENA CORP                        90,562
     2,366  o COMMSCOPE, INC                    72,754
     2,632  o COMVERSE TECHNOLOGY, INC         198,716
       100    CTS CORP                           7,000
       800    DALLAS SEMICONDUCTOR CORP         40,400
       200  o DAVOX CORP                         2,387
     1,000  o DIGITAL MICROWAVE CORP            12,750
     1,400  o DII GROUP, INC                    52,237
       800  o DSP COMMUNICATIONS, INC           23,100

SEE NOTES TO FINANCIAL STATEMENTS

                               1999 SEMI-ANNUAL REPORT 47

TIAA-CREF MUTUAL FUNDS                  GROWTH EQUITY FUND

----------------------------------------------------------
     SHARES                                      VALUE
----------------------------------------------------------

ELECTRONIC AND OTHER
ELECTRIC EQUIPMENT -- (CONTINUED)
       400    EMERSON ELECTRIC CO             $ 25,150
   182,935    GENERAL ELECTRIC CO           20,671,655
     1,200  o GENERAL INSTRUMENT CORP           51,000
       275  o GENERAL SEMICONDUCTOR, INC         2,509
       600  o HMT TECHNOLOGY CORP                1,500
       100  o HUTCHINSON TECHNOLOGY, INC         2,775
       400    INNOVEX, INC                       5,600
   273,841    INTEL CORP                    16,293,539
       900  o JABIL CIRCUIT, INC                40,612
       200  o LATTICE SEMICONDUCTOR CORP        12,450
       950  o LEVEL ONE COMMUNICATIONS, INC     46,490
     3,400    LINEAR TECHNOLOGY CO             228,650
     1,400  o LITTLEFUSE, INC                   26,950
       900  o LO-JACK CORP                       7,537
     6,600  o LSI LOGIC CORP                   304,425
     2,700  o MAXIM INTEGRATED PRODUCTS        179,550
     1,000    MAYTAG CO                         69,687
       300  o MICREL, INC                       22,200
     2,100  o MICROCHIP TECHNOLOGY, INC         99,487
     1,200  o MICRON TECHNOLOGY, INC            48,375
     1,700  o MMC NETWORKS, INC                 76,075
     2,200    MOLEX, INC                        81,400
     6,500    MOTOROLA, INC                    615,875
       500  o MRV COMMUNICATIONS, INC            6,562
       500  o NATIONAL SEMICONDUCTOR CORP       12,656
       300  o NATURAL MICROSYSTEMS CORP          2,868
     1,100  o NEOMAGIC CORP                      9,246
    18,408  o NOKIA OYJ ADR                  1,685,482
     1,000  o P-COM, INC                         5,234
       500  o PHOTRONICS, INC                   12,250
       500  o PLANTRONICS, INC                  32,562
       800  o PLEXUS CORP                       24,100
     1,600  o PMC-SIERRA, INC                   94,300
     1,000  o POLYCOM, INC                      39,000
       100  o POWERWAVE TECHNOLOGIES, INC        3,225
       200  o PREMISYS COMMUNICATIONS, INC       1,462
       300  o QLOGIC CORP                       39,600
     2,800  o QUALCOMM, INC                    401,800
     2,100    RAYCHEM CORP                      77,700
       900  o RAYOVAC CORP                      20,418
       200  o REMEC, INC                         3,225
       300  o ROYAL APPLIANCE
               MANUFACTURING CO, INC             2,081
     1,100  o S3, INC                           10,003

----------------------------------------------------------
     SHARES                                      VALUE
----------------------------------------------------------
     1,100  o SANMINA CORP                    $ 83,462
       900  o SCI SYSTEMS, INC                  42,750
     1,200    SCIENTIFIC-ATLANTA, INC           43,200
     1,200  o SDL, INC                          61,275
     1,200  o SEMTECH CORP                      62,550
       200  o SIPEX CORP                         4,100
     4,900  o SOLECTRON CORP                   326,768
       200  o SPECTRIAN CORP                     2,900
     7,800  o SUNBEAM CORP                      61,912
       800    TECHNITROL, INC                   25,800
       800  o TEKELEC                            9,750
    10,332  o  TELLABS, INC                    698,055
    27,200    TEXAS INSTRUMENTS, INC         3,944,000
     1,800    THOMAS & BETTS CORP               85,050
       500  o UCAR INTERNATIONAL, INC           12,625
       900  o UNIPHASE CORP                    149,400
       600  o UNITRODE CORP                     17,212
     1,500  o VITESSE SEMICONDUCTOR CORP       101,156
       500  o WORLD ACCESS, INC                  7,062
    14,800  o XILINX, INC                      847,300
       800 xo ZENITH ELECTRONICS CORP              312
                                          ------------
                                            58,510,850
                                          ------------
ENGINEERING AND
MANAGEMENT SERVICES -- 0.09%
     2,800  o CATALYTICA, INC                   39,200
       500  o DATA TRANSMISSION NETWORK CORP    14,062
       100  o DIAMOND TECHnology PARTNERS, INC
               (CLASS A)                         2,237
     1,300    DUN & BRADSTREET CORP             46,068
       600  o F.Y.I., INC                       18,825
       900  o GARTNER GROUP, INC (CLASS A)      18,450
       500  o INCYTE PHARMACEUTICALS, INC       13,218
     1,100  o METZLER GROUP, INC                30,387
     1,100  o NFO WORLDWIDE, INC                15,400
     2,382  o QUINTILES TRANSNATIONAL CORP     100,044
       400  o RENAISSANCE WORLDWIDE, INC         3,187
     4,800  o SERVICEMASTER CO                  90,000
       400  o TEJON RANCH CO                    10,100
       200  o WACKENHUT CORRECTIONS CORP         3,962
       800  o WHITTMAN HART, INC                25,400
                                          ------------
                                               430,540
                                          ------------

FABRICATED METAL PRODUCTS -- 0.36%
       500    BARNES GROUP, INC                 10,875
       450    CRANE CO                          14,146
     1,900    CROWN CORK & SEAL CO, INC         54,150

                        SEE NOTES TO FINANCIAL STATEMENTS

48  1999 SEMI-ANNUAL REPORT

TIAA-CREF MUTUAL FUNDS                  GROWTH EQUITY FUND

----------------------------------------------------------
     SHARES                                      VALUE
----------------------------------------------------------

FABRICATED METAL PRODUCTS -- (CONTINUED)
    33,450    GILLETTE CO                  $ 1,371,450
     4,300    MASCO CORP                       124,162
     1,400  o SIMPSON MANUFACTURING CO, INC     66,500
       200    SNAP-ON, INC                       7,237
       500    STANLEY WORKS CO                  16,093
       200    STRUM, RUGER & CO, INC             2,137
                                          ------------
                                             1,666,750
                                          ------------
FOOD AND KINDRED PRODUCTS -- 2.74%
     1,090  o AGRIBRANDS INTERNATIONAL, INC     43,123
     1,300    ANHEUSER BUSCH COS, INC           92,218
     5,300    BESTFOODS, INC                   262,350
       300    BROWN FORMAN, INC (CLASS B)       19,556
     4,600    CAMPBELL SOUP CO                 213,325
    70,700    COCA COLA CO                   4,418,750
     8,500    COCA COLA ENTERPRISES, INC       252,875
    11,100    CONAGRA, INC                     295,537
       500    DEAN FOODS CO                     20,781
     1,800    DOLE FOOD, INC                    52,875
     2,200    FLOWERS INDUSTRIES, INC           47,712
     1,900    GENERAL MILLS, INC               152,712
     3,000    HEINZ (H.J.) CO                  150,375
     1,000    HERSHEY FOODS CORP                59,375
     2,400  o INTERNATIONAL HOME FOODS, INC     44,250
       900    INTERSTATE BAKERIES CORP          20,193
   121,922  o KEEBLER FOODS CO               3,703,380
     1,300    KELLOGG CO                        42,900
     1,500    LANCASTER COLONY CORP             51,750
    37,000    PEPSICO, INC                   1,431,437
     1,200  o PILGRIMS PRIDE CORP (CLASS B)     36,000
     2,800    QUAKER OATS CO                   185,850
     6,400    RALSTON PURINA CO                194,800
    21,800    SARA LEE CORP                    494,587
     1,500  o SMITHFIELD FOODS, INC             50,156
     1,400  o SUIZA FOODS CORP                  58,625
     3,300    TCBY ENTERPRISES, INC             20,006
     2,933    TOOTSIE ROLL INDUSTRIES, INC     113,287
     2,500    TYSON FOODS, INC                  56,250
       260  o VLASIC FOODS INTERNATIONAL, INC    1,901
     1,900    WHITMAN CORP                      34,200
     1,400    WRIGLEY (WM) JR CO               126,000
                                          ------------
                                            12,747,136
                                          ------------
FOOD STORES -- 1.21%
       400    ALBERTSONS, INC                   20,625
     1,500    FOOD LION, INC (CLASS B)          17,343

----------------------------------------------------------
     SHARES                                      VALUE
----------------------------------------------------------

     2,000  o GENERAL NUTRITION COS, INC      $ 46,625
    11,200  o KROGER CO                        312,900
   102,200  o SAFEWAY, INC                   5,058,900
     3,600  o STARBUCKS CORP                   135,225
     1,500  o WILD OATS MARKETS, INC            45,515
                                          ------------
                                             5,637,133
                                          ------------
FURNITURE AND FIXTURES -- 0.08%
       100    BUSH INDUSTRIES, INC (CLASS A)     1,662
       150    ETHAN ALLEN INTERIORS, INC         5,662
     2,000  o FURNITURE BRANDS
               INTERNATIONAL, INC               55,750
     1,600    HON INDUSTRIES, INC               46,700
       800  o KNOLL, INC                        21,300
     1,000  o LEGGETT & PLATT, INC              27,812
     3,600    MILLER (HERMAN), INC              75,600
     3,045    NEWELL RUBBERMAID, INC           141,592
                                          ------------
                                               376,078
                                          ------------
FURNITURE AND
HOMEFURNISHINGS STORES -- 0.25%
     2,700  o BED BATH & BEYOND, INC           103,950
     1,900  o BEST BUY, INC                    128,250
       100  o CDNOW, INC                         1,762
       700    CIRCUIT CITY STORES-Circuit
               CITY GROUP                       65,100
     3,100  o COMPUSA, INC                      23,056
       400  o GUITAR CENTER, INC                 4,175
     1,800  o LINENS N THINGS, INC              78,750
     2,400  o MUSICLAND STORES CORP             21,300
     4,300    PIER 1 IMPORTS, INC               48,375
    13,200    TANDY CORP                       645,150
       800  o TRANS WORLD ENTERTAINMENT CORP     9,000
     1,000  o WILLIAMS-SONOMA, INC              34,812
                                          ------------
                                             1,163,680
                                          ------------

GENERAL BUILDING CONTRACTORS-- 0.01%
     1,300    LENNAR CORP                       31,200
       100  o STANDARD-PACIFIC CORP              1,293
                                          ------------
                                                32,493
                                          ------------

GENERAL MERCHANDISE STORES -- 1.20%
       125  o 99 CENTS ONLY STORES               6,242
     2,400    CASEYS GENERAL STORES, INC        36,000
     2,100  o CONSOLIDATED STORES CORP          56,700
       400  o COST PLUS, INC                    18,200
     4,900  o COSTCO COS, INC                  392,306
     9,700    DAYTON HUDSON CORP               630,500

SEE NOTES TO FINANCIAL STATEMENTS

                               1999 SEMI-ANNUAL REPORT 49

TIAA-CREF MUTUAL FUNDS                  GROWTH EQUITY FUND

----------------------------------------------------------
     SHARES                                      VALUE
----------------------------------------------------------

GENERAL MERCHANDISE STORES-- (CONTINUED)
     8,025    DOLLAR GENERAL CORP            $ 232,725
     1,500  o DOLLAR TREE STORES, INC           66,000
     4,800    FAMILY DOLLAR STORES, INC        115,200
     3,700  o KOHLS CORP                       285,593
       400  o NEIMAN-MARCUS GROUP, INC          10,275
     1,100  o SAKS, INC                         31,762
     2,300    SEARS ROEBUCK & CO               102,493
       800  o VENATOR GROUP, INC                 8,350
    74,900    WAL-MART STORES, INC           3,613,925
                                          ------------
                                             5,606,271
                                          ------------

HEALTH SERVICES -- 0.42%
       200  o ALTERRA HEALTHCARE CORP            2,750
     4,000  o BEVERLY ENTERPRISES, INC          32,250
       200  o CAREMATRIX CORP                    2,487
     1,600  o COVANCE, INC                      38,300
       400  o CURATIVE HEALTH SERVICES, INC      2,200
       735  o ENZO BIOCHEMICAL, INC              7,258
     1,900  o EXPRESS SCRIPTS, INC             114,356
   113,750  o HEALTH MANAGEMENT
              ASSOCIATES, INC (CLASS A) (NEW)1,279,687
     1,600    HEALTHPLAN SERVICES CORP          10,900
    10,048  o HEALTHSOUTH CORP                 150,092
       600  o HOOPER HOLMES, INC                12,225
     2,100  o LINCARE HOLDINGS, INC             52,500
       400  o MAGELLAN HEALTH SERVICES, INC      4,000
       300  o MARINER POST-ACUTE NETWORK, INC      121
     7,700  o MEDPARTNERS, INC                  58,231
       900  o ORTHODONTIC CENTERS OF
               AMERICA, INC                     12,712
       300  o PEDIATRIX MEDICAL GROUP, INC       6,375
     1,800  o PHYCOR, INC                       13,331
     2,700  o QUORUM HEALTH GROUP, INC          33,918
       900  o RENAL CARE GROUP, INC             23,287
     3,000  o TENET HEALTHCARE CORP             55,687
     1,901  o TOTAL RENAL CARE HOLDINGS, INC    29,584
       600  o UNIVERSAL HEALTH SERVICES, INC    28,650
       800  o VENCOR, INC                          120
                                          ------------
                                             1,971,021
                                          ------------

HEAVY CONSTRUCTION,
EXCEPT BUILDING -- 0.01%
     1,100  o INSITUFORM TECHNOLOGIES, INC
               (CLASS A)                        23,787
       300  o MASTEC, INC                        8,475
                                          ------------
                                                32,262
                                          ------------

----------------------------------------------------------
     SHARES                                      VALUE
----------------------------------------------------------

HOLDING AND OTHER
INVESTMENT OFFICES -- 0.07%
        26    APARTMENT INVESTMENT &
               MANAGEMENT CO                   $ 1,111
     1,800    BOSTON PROPERTIES, INC            64,575
     1,200    COUSINS PROPERTIES, INC           40,575
       411    FELCOR LODGING TRUST, INC          8,528
       700    GENERAL GROWTH PROPERTIES, INC    24,850
       100    HEALTH CARE PROPERTY
               INVESTORS, INC                    2,887
     1,600    MACERICH CO                       42,000
     2,700    MEDITRUST CORP                    35,268
       500    MERISTAR HOSPITALITY CORP         11,218
       100    STARWOOD FINANCIAL TRUST           6,200
       800    TOWN & COUNTRY TRUST              14,300
       800    VENTAS, INC                        4,300
     1,200    WEINGARTEN REALTY INVESTORS, INC  50,100
                                          ------------
                                               305,912
                                          ------------
HOTELS AND OTHER LODGING PLACES -- 0.11%
       30   o BRISTOL HOTELS & RESORTS, INC      2,250
    17,964  o CENDANT CORP                     368,262
       140  o CRESTLINE CAPITAL CORP             2,353
     2,200  o EXTENDED STAY AMERICA, INC        26,400
     1,300    HILTON HOTELS CORP                18,443
     2,800  o LODGIAN, INC                      18,375
       300  o MERISTAR HOTELS & RESORTS, INC     1,031
     2,000  o PARK PLACE ENTERTAINMENT          19,375
     1,895  o PROMUS HOTEL CORP                 58,745
       600  o VAIL RESORTS, INC                 10,500
                                          ------------
                                               525,734
                                          ------------
INDUSTRIAL MACHINERY
AND EQUIPMENT -- 13.47%
     6,100  o 3COM CORP                        162,794
     1,900  o ADAPTEC, INC                      67,093
     3,200  o AMERICAN STANDARD COS, INC       153,600
    10,200  o APPLIED MATERIALS, INC           753,525
       100  o ASYST TECHNOLOGIES, INC            2,993
     3,910    BAKER HUGHES, INC                130,985
       300  o BELL & HOWELL CO                  11,343
       500    BLACK & DECKER CORP               31,562
       300  o C-CUBE MICROSYSTEMS, INC           9,506
     1,300  o CABLETRON SYSTEMS, INC            16,900
   232,454  o CISCO SYSTEMS, INC            14,978,754
     1,000  o COLTEC INDUSTRIES, INC            21,687
   112,557    COMPAQ COMPUTER CORP           2,666,193
       800  o COOPER CAMERON CORP               29,650

                         SEE NOTES TO FINANCIAL STATEMENTS

50  1999 SEMI-ANNUAL REPORT

TIAA-CREF MUTUAL FUNDS                  GROWTH EQUITY FUND

----------------------------------------------------------
     SHARES                                      VALUE
----------------------------------------------------------

INDUSTRIAL MACHINERY
AND EQUIPMENT -- (CONTINUED)
   162,100  o DELL COMPUTER CORP           $ 5,997,700
     1,000    DIEBOLD, INC                      28,750
       800    DOVER CORP                        28,000
   130,448  o EMC CORP                       7,174,640
       300  o ENCAD, INC                         1,950
       600  o ETEC SYSTEMS, INC                 19,950
       100  o GARDNER DENVER, INC                1,612
     1,500  o GATEWAY, INC                      88,500
     1,100    GRACO, INC                        32,312
    26,700    HEWLETT-PACKARD CO             2,683,350
       450    HUSSMANN INTERNATIONAL, INC        7,453
     6,900    INTERNATIONAL BUSINESS
               MACHINES CORP                   891,825
     3,200  o IOMEGA CORP                       15,800
       300  o KULICHE & SOFFA INDUSTRIES, INC    8,043
     4,300  o LEXMARK INTERNATIONAL GROUP
               (CLASS A)                       284,068
     1,050    MANITOWOC, INC                    43,706
       400  o MICROS SYSTEMS, INC               13,600
       800  o NOVELLUS SYSTEMS, INC             54,600
       800  o PENTAIR, INC                      36,600
     5,200    PITNEY BOWES, INC                334,100
       700  o PRESSTEK, INC                      5,053
     3,900  o QUANTUM CORP                      94,087
     1,200  o ROPER INDUSTRIES, INC             38,400
     1,000  o SANDISK CORP                      45,000
     3,700  o SEAGATE TECHNOLOGY, INC           94,812
       800  o SMITH INTERNATIONAL, INC          34,750
       213  o SPEEDFAM-IPEC, INC                 3,421
       300  o SPLASH TECHNOLOGY HOLDINGS, INC    2,109
       200  o STANDEX INTERNATIONAL CORP         5,475
     2,100  o STORAGE TECHNOLOGY CORP           47,775
       600    SYMBOL TECHNOLOGIES, INC          22,125
       400    TENNANT CO                        12,800
       700  o TEREX CORP                        21,306
   231,903    TYCO INTERNATIONAL LTD        21,972,809
    88,715  o UNISYS CORP                    3,454,340
     3,000  o VARCO INTERNATIONAL, INC          32,812
       800  o VISUAL NETWORKS, INC              25,600
     1,900  o XIRCOM, INC                       57,118
                                          ------------
                                            62,752,936
                                          ------------

----------------------------------------------------------
     SHARES                                      VALUE
----------------------------------------------------------

INSTRUMENTS AND RELATED PRODUCTS -- 2.61%
       300  o ACUSON CORP                      $ 5,156
       700  o ADAC LABORATORIES, INC             5,075
       600  o AFFYMETRIX, INC                   29,625
       700  o AVID TECHNOLOGIES, INC            11,287
     5,200    BAXTER INTERNATIONAL, INC        315,250
     1,600    BECKMAN COULTER, INC              77,800
     5,000    BECTON DICKINSON & CO            150,000
     1,200  o BIOMET, INC                       47,700
     8,600  o BOSTON SCIENTIFIC CORP           377,862
       500  o COGNEX CORP                       15,781
     2,100  o COLE NATIONAL CORP (CLASS A)      16,668
       300    COOPER COS, INC                    7,481
       300  o CREDENCE SYSTEMS CORP             11,137
       100  o CYMER, INC                         2,500
       200  o CYTYC CORP                         3,900
     3,300    DENTSPLY INTERNATIONAL, INC       92,400
     1,200  o DIONEX CORP                       48,600
     1,000    EASTMAN KODAK CO                  67,750
       700  o GENRAD, INC                       14,568
       179  o GENZYME SURGICAL PRODUCTS            788
    21,700  o GUIDANT CORP                   1,116,193
       400  o HOLOGIC, INC                       2,250
     1,200    HONEYWELL, INC                   139,050
       600    INVACARE CORP                     16,050
     1,300  o KLA-TENCOR CORP                   84,337
    40,085    MEDTRONIC, INC                 3,121,619
     2,200  o METTLER-TOLEDO INTERNATIONAL, INC 54,587
       400    MILLIPORE CORP                    16,225
       600  o MINIMED, INC                      46,162
       900  o NEOPATH, INC                       3,487
       300  o NOVOSTE CORP                       6,300
       500  o OAKLEY, INC                        3,562
       200  o OEC MEDICAL SYSTEMS, INC           4,900
        23  o PANAVISION, INC (NEW)                155
       100  o PE CORP-CELERA GENOMICS GROUP      1,618
       500    PE CORP-PE BIOSYSTEMS GROUP       57,375
       300  o PINNACLE SYSTEMS, INC             10,087
       500  o RESMED, INC                       16,593
       700  o RESPIRONICS, INC                  10,587
       200  o SABRATEK CORP                      4,375
       400  o SEPRACOR, INC                     32,500
     2,100  o ST. JUDE MEDICAL, INC             74,812
       400  o STAAR SURGICAL CO                  5,300
     1,800  o STERIS CORP                       34,875
     1,300  o STRYKER CORP                      78,162

SEE NOTES TO FINANCIAL STATEMENTS

                               1999 SEMI-ANNUAL REPORT 51

TIAA-CREF MUTUAL FUNDS                  GROWTH EQUITY FUND

----------------------------------------------------------
     SHARES                                      VALUE
----------------------------------------------------------

INSTRUMENTS AND
RELATED PRODUCTS -- (CONTINUED)
     3,600  o SYBRON INTERNATIONAL CORP       $ 99,225
       650    TEKTRONIX, INC                    19,621
       700  o TERADYNE, INC                     50,225
       500  o THERMO CARDIOSYSTEMS, INC          5,437
     1,900  o TRIMBLE NAVIGATION LTD            24,462
     1,900  o VISX, INC                        150,456
       300  o VIVUS, INC                           787
     1,300  o WATERS CORP                       69,062
       400  o WESLEY JESSEN VISIONCARE, INC     12,950
    92,540    XEROX CORP                     5,465,643
                                          ------------
                                            12,140,357
                                          ------------
INSURANCE AGENTS, BROKERS
AND SERVICE -- 0.01%
       300    BLANCH (E.W.) HOLDINGS, INC       20,456
     1,800  o FIRST HEALTH GROUP CORP           38,812
                                          ------------
                                                59,268
                                          ------------
INSURANCE CARRIERS -- 1.29%
       200    AETNA, INC                        17,887
     2,100    AFLAC, INC                       100,537
     6,810    AMERICAN INTERNATIONAL
               GROUP, INC                      797,195
     2,100    AON CORP                          86,625
        52  o BERKSHIRE HATHAWAY, INC (CLASS B)116,480
    85,625    CITIGROUP, INC                 4,067,187
     2,332    CONSECO, INC                      70,980
       200  o EQUITABLE COS, INC                13,400
       880    FIDELITY NATIONAL FINANCIAL, INC  18,480
       400    FIRST AMERICAN FINANCIAL CORP      7,150
     2,400  o FOUNDATION HEALTH SYSTEMS
               (CLASS A)                        36,000
       900  o HUMANA, INC                       11,643
     4,500    MGIC INVESTMENT CORP             218,812
     1,100  o MID ATLANTIC MEDICAL SERVICES, INC10,862
     2,900  o OXFORD HEALTH PLANS, INC          45,131
       400  o PACIFICARE HEALTH SYSTEMS, INC
               (CLASS A)                        28,775
       700    PROGRESSIVE CORP                 101,500
       973    RADIAN GROUP, INC                 47,494
     3,100    UNITED HEALTHCARE CORP           194,137
       200  o WELLPOINT HEALTH NETWORKS, INC    16,975
                                          ------------
                                             6,007,250
                                          ------------

----------------------------------------------------------
     SHARES                                      VALUE
----------------------------------------------------------

LEATHER AND LEATHER PRODUCTS-- 0.00%
       194  o SAMSONITE CORP                     $ 970
       300    STRIDE RITE CORP                   3,093
       100  o TIMBERLAND CO                      6,806
                                          ------------
                                                10,869
                                          ------------
LEGAL SERVICES -- 0.01%
     1,000  o PREPAID LEGAL SERVICES, INC       27,187
                                          ------------
LOCAL AND INTERURBAN
PASSENGER TRANSIT -- 0.01%
     1,300  o COACH U.S.A., INC                 54,518
     1,800    LAIDLAW, INC                      13,275
                                          ------------
                                                67,793
                                          ------------
LUMBER AND WOOD PRODUCTS -- 0.01%
     2,400  o CHAMPION ENTERPRISES, INC         44,700
       900    OAKWOOD HOMES CORP                11,812
                                          ------------
                                                56,512
                                          ------------
METAL MINING -- 0.02%
     1,400  o BATTLE MOUNTAIN GOLD CO            3,412
       900  o ECHO BAY MINES LTD (U.S.)          1,293
     4,500  o FREEPORT-MCMORAN COPPER &
               GOLD, INC (CLASS B)              80,718
       750  o STILLWATER MINING CO              24,515
                                          ------------
                                               109,938
                                          ------------
MISCELLANEOUS MANUFACTURING
INDUSTRIES -- 0.17%
       900  o BLYTH INDUSTRIES, INC             30,937
     1,000    BRADY CORP (CLASS A)              32,500
     1,700    JOSTENS, INC                      35,806
    10,860    MATTEL, INC                      287,111
     4,400    MINNESOTA MINING &
               MANUFACTURING CO                382,525
                                          ------------
                                               768,879
                                          ------------
MISCELLANEOUS RETAIL -- 0.52%
     2,300  o AMAZON.COM, INC                  287,787
       900  o BARNES & NOBLE, INC               24,637
       600  o BORDERS GROUP, INC                 9,487
       400  o CDW COMPUTER CENTERS, INC         17,600
     1,800  o CORPORATE EXPRESS, INC            12,600
    10,400    CVS CORP                         527,800
     1,050  o INSIGHT ENTERPRISES, INC          25,987
       400  o LANDS END, INC                    19,400
     1,400  o MICHAELS STORES, INC              42,875
     6,800  o OFFICE DEPOT, INC                150,025
     2,900    OMNICARE, INC                     36,612

                         SEE NOTES TO FINANCIAL STATEMENTS

52  1999 SEMI-ANNUAL REPORT

TIAA-CREF MUTUAL FUNDS                  GROWTH EQUITY FUND

----------------------------------------------------------
     SHARES                                      VALUE
----------------------------------------------------------

MISCELLANEOUS RETAIL-- (CONTINUED)
     1,500  o PETSMART, INC                   $ 15,375
     1,600    RITE AID CORP                     39,400
     1,500  o SCHEIN (HENRY), INC               47,531
    10,450  o STAPLES, INC                     323,296
     1,000  o SUNGLASS HUT INTERNATIONAL, INC   17,187
       800  o SYSTEMAX, INC                      9,900
       100    TIFFANY & CO                       9,650
       287  o U.S. OFFICE PRODUCTS CO            1,542
    26,700    WALGREEN CO                      784,312
                                          ------------
                                             2,403,003
                                          ------------
MOTION PICTURES -- 0.60%
    53,800  o DISNEY (WALT) CO               1,657,712
       900  o HOLLYWOOD ENTERTAINMENT CORP      17,606
     5,600  o METROMEDIA INTERNATIONAL
               GROUP, INC                       42,000
       800  o PIXAR, INC                        34,500
    14,100    TIME WARNER, INC               1,036,350
                                          ------------
                                             2,788,168
                                          ------------
NONDEPOSITORY INSTITUTIONS -- 1.58%
       200  o AAMES FINANCIAL CORP                 262
    10,000    AMERICAN EXPRESS CO            1,301,250
     3,200  o AMERICREDIT CORP                  51,200
       600  o AMRESCO, INC                       3,862
    72,100    ASSOCIATES FIRST CAPITAL CORP  3,194,931
     4,200    CAPITAL ONE FINANCIAL CORP       233,887
       200  o CONTIFINANCIAL CORP                  712
       200    COUNTRYWIDE CREDIT INDUSTRIES, INC 8,550
     1,600    DORAL FINANCIAL CORP              27,600
    14,700    FEDERAL NATIONAL MORTGAGE
               ASSOCIATION                   1,005,112
       800    FINOVA GROUP, INC                 42,100
       600  o FIRSTPLUS FINANCIAL GROUP, INC       187
    19,300    FREDDIE MAC                    1,119,400
     3,119    HOUSEHOLD INTERNATIONAL, INC     147,762
       500  o IMC MORTGAGE CO                       52
       600  o IMPERIAL CREDIT INDUSTRIES, INC    4,256
     1,800    METRIS COS, INC                   73,350
     3,100    SLM HOLDINGS CORP                142,018
       200  o SOUTHERN PACIFIC FUNDING CORP          9
                                          ------------
                                             7,356,500
                                          ------------
OIL AND GAS EXTRACTION -- 0.26%
     1,600    ANADARKO PETROLEUM CORP           58,900
     1,500  o BROWN (TOM), INC                  23,343
     2,500  o COMSTOCK RESOURCES, INC            8,281

----------------------------------------------------------
     SHARES                                      VALUE
----------------------------------------------------------

       100  o CROSS TIMBERS OIL CO             $ 1,487
     2,100    DIAMOND OFFSHORE DRILLING, INC    59,587
        38  o EAGLE GEOPHYSICAL, INC                28
     2,417  o EEX CORP                          16,767
     5,200    ENSCO INTERNATIONAL, INC         103,675
     1,500  o GLOBAL INDUSTRIES LTD             19,218
     3,900  o GLOBAL MARINE, INC                60,206
     8,000  o GREY WOLF, INC                    20,000
     7,900    HALLIBURTON CO                   357,475
       900  o HANOVER COMPRESSOR CO             28,912
     2,900  o HARKEN ENERGY CORP                 4,712
     2,332    KERR-MCGEE CORP                  117,037
       300  o KEY ENERGY SERVICES, INC           1,068
     2,400  o MARINE DRILLING CO, INC           32,850
       700  o NOBLE DRILLING CORP               13,781
       600  o PATTERSON ENERGY, INC              5,925
       200  o PRIDE INTERNATIONAL, INC           2,112
     5,480  o R & B FALCON CORP                 51,375
     1,400  o RANGE RESOURCES CORP               8,575
     2,600  o ROWAN COS, INC                    47,937
       600  o SANTA FE SNYDER CORP               4,575
       600  o SEITEL, INC                        9,712
       300  o STONE ENERGY CORP                 12,712
     2,200    TRANSOCEAN OFFSHORE, INC          57,750
     1,400  o TUBOSCOPE, INC                    19,162
       500    VASTAR RESOURCES, INC             26,218
       600  o VERITAS DGC, INC                  10,987
     1,200  o WEATHERFORD INTERNATIONAL         43,950
                                          ------------
                                             1,228,317
                                          ------------
PAPER AND ALLIED PRODUCTS -- 0.27%
     1,900    AVERY DENNISON CORP              114,712
       300    BEMIS, INC                        11,925
       800  o BUCKEYE TECHNOLOGIES, INC         12,150
     6,700    FORT JAMES CORP                  253,762
       800  o IVEX PACKAGING CORP               17,600
    13,900    KIMBERLY-CLARK CORP              792,300
     2,400  o MAIL-WELL, INC                    38,850
       300    SONOCO PRODUCTS CO                 8,981
                                          ------------
                                             1,250,280
                                          ------------
PERSONAL SERVICES -- 0.08%
     2,900    BLOCK (H&R), INC                 145,000
     1,800    CINTAS CORP                      120,937
     1,000  o COINMACH LAUNDRY CORP             12,687
       900    REGIS CORP                        17,268
     3,700    SERVICE CORP INTERNATIONAL        71,225
                                          ------------
                                               367,117
                                          ------------

SEE NOTES TO FINANCIAL STATEMENTS

                                1999 SEMI-ANNUAL REPORT 53

TIAA-CREF MUTUAL FUNDS                  GROWTH EQUITY FUND

----------------------------------------------------------
     SHARES                                      VALUE
----------------------------------------------------------
PETROLEUM AND COAL PRODUCTS-- 0.01%
     1,000  o ELCOR CORP                      $ 43,687
     1,000    PENNZENERGY CO                    16,687
        91    TEXACO, INC                        5,687
                                          ------------
                                                66,061
                                          ------------
PRIMARY METAL INDUSTRIES -- 0.02%
       300  o ARMCO, INC                         1,987
     1,000  o BELDEN, INC                       23,937
       200  o MAVERICK TUBE CORP                 2,787
       700  o NS GROUP, INC                      6,475
       200    NUCOR CORP                         9,487
     1,500  o QUANEX CORP                       42,750
       900  o STEEL DYNAMICS, INC               13,921
       300    WORTHINGTON INDUSTRIES, INC        4,931
                                          ------------
                                               106,275
                                          ------------
PRINTING AND PUBLISHING -- 0.21%
       400    AMERICAN GREETINGS CORP
               (CLASS A)                        12,050
       100  o APPLIED GRAPHICS TECHNOLOGIES, INC 1,262
     4,200  o BELO (A.H.) CORP SERIES A         82,687
       400  o BIG FLOWER HOLDINGS, INC          12,750
       200  o CONSOLIDATED GRAPHICS, INC        10,000
       500    DOW JONES & CO, INC               26,531
     4,100    GANNETT CO, INC                  292,637
       200    HARLAND (JOHN H.) CO               3,987
       700  o JOURNAL REGISTER CO               15,750
     2,000    LEE ENTERPRISES, INC              61,000
       800    MCGRAW HILL COS, INC              43,150
       800    MEDIA GENERAL, INC (CLASS A)      40,800
     1,500    MEREDITH CORP                     51,937
       600    MERRILL CORP                       8,700
     1,000    NEW YORK TIMES CO (CLASS A)       36,812
       800  o PAXAR CORP                         7,200
       200  o PENTON MEDIA, INC                  4,850
     1,400    REYNOLDS & REYNOLDS CO (CLASS A)  32,637
     1,200    TIMES MIRROR CO SERIES A          71,100
     1,600    TRIBUNE CO                       139,400
       153  o WORKFLOW MANAGEMENT, INC           2,180
                                          ------------
                                               957,420
                                          ------------
RAILROAD TRANSPORTATION -- 0.04%
     2,800  KANSAS CITY SOUTHERN
              INDUSTRIES, INC                  178,675
                                          ------------

----------------------------------------------------------
     SHARES                                      VALUE
----------------------------------------------------------

REAL ESTATE -- 0.00%
     1,100  o CATELLUS DEVELOPMENT CORP       $ 17,050
     1,000  o GRUBB & ELLIS CO                   5,000
        66  o INSIGNIA FINANCIAL GROUP, INC        693
                                          ------------
                                                22,743
                                          ------------
RUBBER AND MISCELLANEOUS
PLASTIC PRODUCTS -- 0.72%
       800    APTARGROUP, INC                   24,000
     4,600    ILLINOIS TOOL WORKS, INC         377,200
    42,900    NIKE, INC (CLASS B)            2,716,106
     2,300  o SAFESKIN CORP                     27,600
     1,321  o SEALED AIR CORP                   85,699
       400  o SYNETIC, INC                      27,500
       400    TREDEGAR CORP                      8,700
     3,100    TUPPERWARE CORP                   79,050
                                          ------------
                                             3,345,855
                                          ------------

SECURITY AND COMMODITY BROKERS -- 0.36%
       400  o AFFILIATED MANAGERS GROUP, INC    12,075
       600  o AMERITRADE HOLDINGS CORP
               (CLASS A)                        63,600
     4,900  o E TRADE GROUP, INC               195,693
     1,300    EATON VANCE CORP                  44,768
     5,100    FRANKLIN RESOURCES, INC          207,187
       700    INVESTMENT TECHNOLOGY GROUP, INC  22,662
       700    JEFFERIES GROUP, INC              21,000
       500  o JOHN NUVEEN CO (CLASS A)          21,343
     2,200    PRICE (T. ROWE) ASSOCIATES, INC   84,425
     8,450    SCHWAB (CHARLES) CORP            928,443
       800    SOUTHWEST SECURITIES GROUP, INC   57,400
        45    WADDELL & REED FINANCIAL, INC
               (CLASS A)                         1,234
                                          ------------
                                             1,659,830
                                          ------------
SOCIAL SERVICES -- 0.00%
       600  o RES-CARE, INC                     13,650
                                          ------------
SPECIAL TRADE CONTRACTORS -- 0.00%
       700  o COMFORT SYSTEMS U.S.A., INC       12,600
       200  o SERVICE EXPERTS, INC               4,387
                                          ------------
                                                16,987
                                          ------------
STONE, CLAY, AND GLASS PRODUCTS -- 0.11%
     1,000    CENTEX CONSTRUCTION
               PRODUCTS, INC                    34,125
     5,300    CORNING, INC                     371,662
     1,800  o DEPARTMENT 56, INC                48,375

                         SEE NOTES TO FINANCIAL STATEMENTS

54  1999 SEMI-ANNUAL REPORT

TIAA-CREF MUTUAL FUNDS                  GROWTH EQUITY FUND

----------------------------------------------------------
     SHARES                                      VALUE
----------------------------------------------------------

STONE, CLAY, AND GLASS PRODUCTS -- (CONTINUED)
       200    LIBBEY, INC                      $ 5,800
       600    SOUTHDOWN, INC                    38,550
       100    USG CORP                           5,600
                                          ------------
                                               504,112
                                          ------------
TEXTILE MILL PRODUCTS -- 0.01%
       700    INTERFACE, INC (CLASS A)           6,037
     2,000    WESTPOINT STEVENS, INC            59,625
                                          ------------
                                                65,662
                                          ------------
TOBACCO PRODUCTS -- 1.13%
   127,700    PHILIP MORRIS COS, INC         5,131,943
     3,500    UST, INC                         102,375
                                          ------------
                                             5,234,318
                                          ------------
TRANSPORTATION BY AIR -- 0.03%
       900  o AIRNET SYSTEMS, INC               12,150
       750  o ATLAS AIR, INC                    24,187
     2,200    COMAIR HOLDINGS, INC              45,787
       200  o FDX CORP                          10,850
       600  o U.S. AIRWAYS GROUP, INC           26,137
                                          ------------
                                               119,111
                                          ------------
TRANSPORTATION EQUIPMENT -- 2.54%
    55,600    ALLIED SIGNAL, INC             3,502,800
    19,360    BOEING CO                        855,470
       598    BORG-WARNER AUTOMOTIVE, INC       32,890
       500  o CLARCOR, INC                       9,593
     1,000  o CORDANT TECHNOLOGIES, INC         45,187
     2,100    DANAHER CORP                     122,062
     2,300  o DELPHI AUTOMOTIVE SYSTEMS CORP    42,693
     1,900    FEDERAL-MOGUL CORP                98,800
    40,325  o GENERAL MOTORS CORP (CLASS H)  2,268,281
     2,800  o GENTEX CORP                       78,400
     1,800    GOODRICH (B.F.) CO                76,500
     1,400  o GULFSTREAM AEROSPACE CORP         94,587
     2,900    HARLEY DAVIDSON, INC             157,687
       800  o HAYES LEMMERZ INTERNATIONAL, INC  23,500
     1,900  o HOWMET INTERNATIONAL, INC         32,656
     1,000    MASCOTECH, INC                    16,937
     3,000    MERITOR AUTOMOTIVE, INC           76,500
       600    POLARIS INDUSTRIES, INC           26,100
    59,700    UNITED TECHNOLOGIES CORP       4,279,743
                                          ------------
                                            11,840,386
                                          ------------

----------------------------------------------------------
     SHARES                                      VALUE
----------------------------------------------------------

TRANSPORTATION SERVICES -- 0.04%
     1,700    C.H. ROBINSON WORLDWIDE, INC    $ 62,475
       200  o EAGLE U.S.A. AIRFREIGHT, INC       8,487
     2,300    GALILEO INTERNATIONAL, INC       122,906
        15  o NAVIGANT INTERNATIONAL, INC          118
                                          ------------
                                               193,986
                                          ------------
TRUCKING AND WAREHOUSING -- 0.01%
     1,950  o SWIFT TRANSPORTATION CO, INC      42,900
                                          ------------
WATER TRANSPORTATION -- 1.33%
   125,762    CARNIVAL CORP (CLASS A)        6,099,457
     3,400    TIDEWATER, INC                   103,700
                                          ------------
                                             6,203,157
                                          ------------
WHOLESALE TRADE-DURABLE GOODS -- 0.07%
       300  o ACTION PERFORMANCE COS, INC        9,900
       200    BRIGGS & STRATTON CORP            11,550
     1,400  o BRIGHTPOINT, INC                   8,487
       600  o CELLSTAR CORP                      4,725
       900  o CHS ELECTRONICS, INC               3,937
     1,800  o FISHER SCIENTIFIC
                INTERNATIONAL, INC              40,162
       600  o HA-LO INDUSTRIES, INC              5,925
       800    IKON OFFICE SOLUTIONS, INC        12,000
     2,600  o INGRAM MICRO, INC (CLASS A)       66,950
       700  o KENT ELECTRONICS CORP             13,868
       800  o MSC INDUSTRIAL DIRECT CO (CLASS A) 8,200
     1,500  o NATIONAL-OILWELL, INC             21,000
     1,500  o PATTERSON DENTAL CO               52,125
     1,700  o PSS WORLD MEDICAL, INC            19,018
       800  o SAFEGUARD SCIENTIFICS, INC        49,600
       200  o TECH DATA CORP                     7,650
       300  o WILMAR INDUSTRIES, INC             3,900
                                          ------------
                                               338,997
                                          ------------
WHOLESALE TRADE-NONDURABLE GOODS -- 1.87%
     2,800  o AIRGAS, INC                       34,300
     2,100  o AMERISOURCE HEALTH CORP (CLASS A) 53,550
       100  o BARNETT RESOURCES CORP             3,837
     1,575    BERGEN BRUNSWIG CORP (CLASS A)    27,168
   122,805    CARDINAL HEALTH, INC           7,885,888
       400  o CENTRAL GARDEN & PET CO            4,100
     1,500    DIMON, INC                         7,781
     1,000    ENRON CORP                        81,750
       400    HUNT CORP                          3,300
     6,621    MCKESSON HBOC, INC               212,699
     2,700  o NU SKIN ENTERPRISES, INC
               (CLASS A)                        53,831

SEE NOTES TO FINANCIAL STATEMENTS

                                1999 SEMI-ANNUAL REPORT 55

TIAA-CREF MUTUAL FUNDS                  GROWTH EQUITY FUND

----------------------------------------------------------
SHARES/PRINCIPAL                                 VALUE
----------------------------------------------------------

WHOLESALE TRADE-NONDURABLE
GOODS -- (CONTINUED)
     1,200  o PRIORITY HEALTHCARE CORP
               (CLASS B)                  $     41,400
     1,200  o SCHOOL SPECIALTY, INC              2,039
     8,300    SYSCO CORP                       247,443
     1,000  o UNITED STATIONERS, INC            22,000
       600    UNIVERSAL CORP                    17,062
                                          ------------
                                             8,698,148
                                          ------------

            TOTAL COMMON STOCK
            (COST $391,822,725)            463,197,669
                                          ------------
SHORT TERM INVESTMENT -- 0.90%

U.S. GOVERNMENT AGENCY -- 0.90%
            FEDERAL HOME LOAN BANK
$4,200,000    4.490%, 07/01/99               4,200,000
                                          ------------
            TOTAL SHORT TERM INVESTMENT
            (COST $4,200,000)                4,200,000
                                          ------------
            TOTAL PORTFOLIO
            (COST $396,035,491)           $467,415,519
                                          ============
o  NON-INCOME PRODUCING

x  IN BANKRUPTCY
#  RESTRICTED   SECURITY-INVESTMENT   IN  SECURITY  NOT  REGISTERED   UNDER  THE
   SECURITIES ACT OF 1933 OR NOT PUBLICLY TRADED IN FOREIGN MARKETS. AT JUNE 30, 1999, THE VALUE OF THIS SECURITY AMOUNTED TO $270 OR 0.00% OF NET ASSETS. ADDITIONAL INFORMATION ON THE RESTRICTED SECURITY IS AS FOLLOWS:

                        ACQUISITION   ACQUISITION
      SECURITY             DATE           COST
   ---------------    -------------     --------
    PROCURENET, INC      04/15/99          $270
                                        =======


56  1999 SEMI-ANNUAL REPORT

                                               SEE NOTES TO FINANCIAL STATEMENTS

TIAA-CREF MUTUAL FUNDS    STATEMENT OF INVESTMENTS     INTERNATIONAL EQUITY FUND
                                (UNAUDITED)
                               JUNE 30, 1999                 SUMMARY BY INDUSTRY

----------------------------------------------------------
                                       VALUE       %
----------------------------------------------------------
PREFERRED STOCK
BUSINESS SERVICES                    $ 159,847   0.11%
PRINTING AND PUBLISHING                168,152   0.11
                                  ------------ ------
TOTAL PREFERRED STOCK
(COST $216,755)                        327,999   0.22
                                  ------------ ------
COMMON STOCK
AMUSEMENT AND RECREATION SERVICES      166,884   0.11
APPAREL AND ACCESSORY STORES           207,486   0.14
APPAREL AND OTHER TEXTILE PRODUCTS      93,657   0.06
BUILDING MATERIALS AND GARDEN SUPPLIES 275,274   0.19
BUSINESS SERVICES                    6,127,919   4.19
CHEMICALS AND ALLIED PRODUCTS       10,153,409   6.95
COMMUNICATIONS                      19,833,847  13.57
DEPOSITORY INSTITUTIONS             15,668,609  10.72
EATING AND DRINKING PLACES           1,591,673   1.09
ELECTRIC, GAS, AND SANITARY SERVICES 3,981,564   2.72
ELECTRONIC AND OTHER
  ELECTRIC EQUIPMENT                11,088,522   7.59
FABRICATED METAL PRODUCTS              232,729   0.16
FOOD AND KINDRED PRODUCTS            4,074,353   2.79
FOOD STORES                          4,791,749   3.28
GENERAL BUILDING CONTRACTORS           234,671   0.16
GENERAL MERCHANDISE STORES           3,191,353   2.18
HEAVY CONSTRUCTION, EXCEPT BUILDING  2,788,832   1.91
HOLDING AND OTHER INVESTMENT OFFICES   746,882   0.51
HOTELS AND OTHER LODGING PLACES        270,968   0.19
INDUSTRIAL MACHINERY AND EQUIPMENT   2,766,039   1.89
INSTRUMENTS AND RELATED PRODUCTS     5,489,430   3.76
INSURANCE AGENTS, BROKERS AND SERVICE  274,551   0.19
INSURANCE CARRIERS                   5,332,718   3.65
LOCAL AND INTERURBAN PASSENGER
  TRANSIT                            1,474,289   1.01
LUMBER AND WOOD PRODUCTS               129,482   0.09
METAL MINING                           637,642   0.44


----------------------------------------------------------
                                       VALUE       %
----------------------------------------------------------
MISCELLANEOUS RETAIL              $    228,001   0.16%
MOTION PICTURES                        185,505   0.13
NONDEPOSITORY INSTITUTIONS           1,944,675   1.33
OIL AND GAS EXTRACTION               1,743,697   1.19
PAPER AND ALLIED PRODUCTS              562,490   0.38
PETROLEUM AND COAL PRODUCTS          5,181,126   3.55
PRIMARY METAL INDUSTRIES             6,399,720   4.38
PRINTING AND PUBLISHING              4,995,832   3.42
RAILROAD TRANSPORTATION              1,178,825   0.81
REAL ESTATE                          1,052,042   0.72
RUBBER AND MISCELLANEOUS
  PLASTIC PRODUCTS                     528,825   0.36
SECURITY AND COMMODITY BROKERS         540,069   0.37
SPECIAL TRADE CONTRACTORS              132,522   0.09
STONE, CLAY, AND GLASS PRODUCTS      5,908,781   4.04
TEXTILE MILL PRODUCTS                   74,110   0.05
TOBACCO PRODUCTS                       116,460   0.08
TRANSPORTATION BY AIR                  455,506   0.31
TRANSPORTATION EQUIPMENT             6,518,782   4.46
TRANSPORTATION SERVICES              3,125,614   2.14
TRUCKING AND WAREHOUSING               203,863   0.14
WATER TRANSPORTATION                   556,036   0.38
WHOLESALE TRADE-NONDURABLE GOODS       370,181   0.25
                                  ------------ ------
TOTAL COMMON STOCK
(COST $128,580,688)                143,627,194  98.28
                                  ------------ ------
SHORT TERM INVESTMENT
U.S. GOVERNMENT AGENCY                 725,000   0.50
                                  ------------ ------
TOTAL SHORT TERM INVESTMENT
(COST $725,000)                        725,000   0.50
                                  ------------ ------
TOTAL PORTFOLIO
(COST $129,522,443)                144,680,193  99.00
OTHER ASSETS & LIABILITIES, NET      1,460,969   1.00
                                  ------------ ------
NET ASSETS                        $146,141,162 100.00%
                                  ============ ======
SEE NOTES TO FINANCIAL STATEMENTS

                                                      1999 SEMI-ANNUAL REPORT 57

TIAA-CREF MUTUAL FUNDS    STATEMENT OF INVESTMENTS     INTERNATIONAL EQUITY FUND
                                  (UNAUDITED)
                                 JUNE 30, 1999                SUMMARY BY COUNTRY

----------------------------------------------------------
                                       VALUE       %
----------------------------------------------------------
DOMESTIC
UNITED STATES                        $ 291,600   0.20%
                                  ------------ ------
TOTAL DOMESTIC                         291,600   0.20
                                  ------------ ------
FOREIGN
AUSTRALIA                            2,279,701   1.58
AUSTRIA                                305,792   0.21
BELGIUM                              1,010,779   0.70
DENMARK                                557,093   0.39
FINLAND                              1,608,062   1.11
FRANCE                              11,096,889   7.67
GERMANY                             12,608,172   8.71
GREECE                               1,223,460   0.85
HONG KONG                            3,589,506   2.48
IRELAND                              2,731,767   1.89
ITALY                                3,477,834   2.40
JAPAN                               33,847,807  23.39
MALAYSIA                                37,323   0.03
NETHERLANDS                         11,098,247   7.67
NEW ZEALAND                            125,765   0.09
NORWAY                                 470,025   0.32
PORTUGAL                               342,044   0.24
SINGAPORE                            1,064,534   0.74
SPAIN                                3,180,961   2.20
SWEDEN                               4,086,720   2.82
SWITZERLAND                          5,817,756   4.02
THAILAND                               370,181   0.26
UNITED KINGDOM                      42,733,175  29.53
                                  ------------ ------
TOTAL FOREIGN                      143,663,593  99.30
TOTAL SHORT TERM                       725,000   0.50
                                  ------------ ------
TOTAL PORTFOLIO                   $144,680,193 100.00%
                                  ============ ======


                                               SEE NOTES TO FINANCIAL STATEMENTS

58  1999 SEMI-ANNUAL REPORT

TIAA-CREF MUTUAL FUNDS    STATEMENT OF INVESTMENTS     INTERNATIONAL EQUITY FUND
                                  (UNAUDITED)
                                 JUNE 30, 1999

----------------------------------------------------------
    SHARES                                     VALUE
----------------------------------------------------------

PREFERRED STOCK  --  0.22%

BUSINESS SERVICES  --  0.11%
       400    SAP AG.                        $ 159,847
                                          ------------

PRINTING AND PUBLISHING  --  0.11%
    22,071    NEWS CORP LTD (LTD- VOTE)        168,152
                                          ------------
TOTAL PREFERRED STOCK
(COST $216,755)                                327,999
                                          ------------
COMMON STOCK  --  98.28%

AMUSEMENT AND RECREATION SERVICES  --  0.11%
     8,995    GRANADA GROUP LTD (CLASS A)      166,884
                                          ------------
APPAREL AND ACCESSORY STORES  --  0.14%
     8,400    HENNES & MAURITZ AB SERIES B     207,486
                                          ------------
APPAREL AND OTHER TEXTILE PRODUCTS --  0.06%
     2,000  o AOYAMA TRADING CO LTD             63,121
     3,000  o WACOAL CORP                       30,536
                                          ------------
                                                93,657
                                          ------------
BUILDING MATERIALS AND GARDEN
SUPPLIES  --  0.19%
    15,519    CRH PLC                          275,274
                                          ------------
BUSINESS SERVICES  --  4.19%
       200  o ADECCO S.A. (REGD)               107,166
       600    CAP GEMINI S.A.                   94,299
   202,800  o CORPORATE SERVICES GROUP PLC     271,722
     1,000  o CSK CORP                          22,720
   259,400    HAYS PLC                       2,733,444
   180,300    LOGICA PLC                     1,889,975
     7,000    MEITEC CORP                      234,227
     6,600  o MISYS PLC                         56,491
    21,500    RENTOKIL INITIAL PLC              83,878
    12,480    RUETERS GROUP PLC                164,164
       700    SAP AG.                          236,780
     1,000  o SECOM CO LTD                     104,101
    16,000    TOKYU CORP                        40,318
    28,000  o WHARF HOLDINGS LTD                87,335
     1,400  o WHARF HOLDINGS LTD WTS 12/31/99    1,299
                                          ------------
                                             6,127,919
                                          ------------
CHEMICALS AND ALLIED PRODUCTS  --  6.95%
     4,000    AKZO NOBEL NV                    168,303
     6,000  o ASAHI CHEMICAL INDUSTRY CO LTD    33,262
    10,140  o ASTRAZENECA PLC                  394,782
    10,400    ASTRAZENECA PLC (U.K.)           402,296
     6,300    BASF AG.                         278,397

----------------------------------------------------------
    SHARES                                     VALUE
----------------------------------------------------------
     6,700    BAYER AG.                      $ 279,144
     7,100    BOC GROUP PLC                    138,777
     5,000    CHUGAI PHARMACEUTICAL CO LTD      53,868
    25,000    DAINIPPON INK & CHEMICAL, INC     85,098
     5,000    EISAI CO LTD                      98,524
    30,200  o ELAN CORP PLC ADR                838,050
    33,264    GLAXO WELLCOME PLC               924,412
     8,300    IMPERIAL CHEMICAL INDUSTRY PLC    82,032
    28,000    KAO CORP                         786,542
       400    L'AIR LIQUIDE                     62,907
       700    LOREAL S.A.                      473,199
     1,900    MERCK & CO KGAA                   61,800
    33,000    MITSUBISHI CHEMICAL CORP         114,238
       670    NOVARTIS AG. (REGD)              978,328
       500    NOVO NORDISK AS (CLASS B)         54,020
     2,700    RHONE-POULENC S.A. (CLASS A)     123,378
        14    ROCHE HOLDINGS AG. (BR)          230,543
       143    ROCHE HOLDINGS AG.
               (GENUSSCHEINE)                1,469,930
     4,000    SANKYO CO LTD                    100,796
     3,600  o SANOFI-SYNTHELABO S.A.           152,772
    10,000    SEKISUI CHEMICAL CO LTD           57,999
     4,000    SHIN-ETSU CHEMICAL CO LTD        133,844
    50,460    SMITHKLINE BEECHAM/BECKMAN LTD   655,808
    24,000    SUMITOMO CHEMICAL CO LTD         110,049
     5,000    TAISHO PHARMACEUTICAL CO LTD     165,240
     9,000    TAKEDA CHEMICAL INDUSTRIES LTD   417,148
    17,000  o UBE INDUSTRIES LTD                36,658
     5,000    YAMANOUCHI PHARMACEUTICAL
               CO LTD                          191,265
                                          ------------
                                            10,153,409
                                          ------------
COMMUNICATIONS  --  13.57%
     1,700    ALCATEL                          239,306
    14,900    BRITISH SKY BROADCASTING
               GROUP PLC                       138,220
    57,800  o BRITISH TELECOMMUNICATIONS PLC   968,500
    86,200    CABLE & WIRELESS PLC           1,098,566
       400  o CANAL PLUS S.A.                  112,243
     8,000  o COLT TELECOM GROUP PLC           167,466
    25,677    DEUTSCHE TELEKOM AG.           1,077,735
    94,300    ERICSSON TELEFON (LM)
               AB SERIES B                   3,022,526
     7,600    FRANCE TELECOM S.A.              574,109
     3,60   o GLOBAL TELESYSTEMS GROUP, INC    291,600
   147,083    HONG KONG TELECOMMUNICATIONS LTD 381,991
     5,300    KONINKLIJKE KPN NV               248,691
    15,500    MEDIASET S.P.A.                  137,788
       148    NIPPON TELEGRAPH &
               TELEPHONE CORP                1,724,114
        27    NTT MOBILE COMMUNICATIONS        365,841
       108  o NTT MOBILE COMMUNICATIONS (NEW)1,445,519

SEE NOTES TO FINANCIAL STATEMENTS

                                                      1999 SEMI-ANNUAL REPORT 59

TIAA-CREF MUTUAL FUNDS           INTERNATIONAL EQUITY FUND

----------------------------------------------------------
    SHARES                                     VALUE
----------------------------------------------------------
COMMUNICATIONS  --  (CONTINUED)
    50,400  o PANAFON HELLENIC TELECOM GDR  $1,223,460
     2,900    PORTUGAL TELECOM S.A.            117,982
     2,900  o PORTUGAL TELECOM S.A. RTS             29
    57,000  o SINGAPORE TELECOMMUNICATIONS LTD  97,763
    29,300    TELECOM CORP OF NEW ZEALAND      125,765
    30,000  o TELECOM ITALIA                   311,856
   107,460    TELECOM ITALIA MOBILE S.P.A.     641,650
     5,000    TELE DANMARK AS                  246,114
    13,543  o TELEFONICA DE ESPANA S.A.        652,376
     9,000  o TELEFONICA PUBLICIDAD E
               INFORMACION                     179,596
    79,000    TELSTRA CORP                     452,690
   192,367    VODAFONE GROUP PLC             3,790,351
                                          ------------
                                            19,833,847
                                          ------------
DEPOSITORY INSTITUTIONS --  10.72%
    16,000    ABBEY NATIONAL PLC               300,379
    15,145    ABN-AMRO HOLDINGS NV             327,991
     8,000    ALLIED IRISH BANK PLC            105,189
     8,400    ARGENTARIA, CAJA POSTAL Y BCO
               HIPOTECA                        191,358
    20,000    ASAHI BANK LTD                    95,839
    27,500    BANCA COMMERCIALE ITALIANA S.P.A.200,788
    12,545    BANCA INTESA S.P.A.               60,287
    17,400    BANCO BILBAO VIZCAYA S.A. (REGD) 251,397
     2,600    BANCO COMERCIAL
                PORTUGUES S.A. (REGD)           67,381
    48,850    BANCO SANTANDER CENTRAL
                HISPANO S.A.                   508,814
   146,000    BANK OF TOKYO MITSUBISHI LTD   2,078,372
     2,633    BANQUE NATIONALE DE PARIS        219,399
    52,808    BARCLAYS PLC                   1,536,633
     5,900    BAYERISCHE HYPO-UND
               VEREINSBANK AG.                 383,323
    23,500    CHRISTIANIA BANK OG KREDITKASSE   84,480
     2,500    CREDIT SUISSE GROUP (REGD)       432,589
     6,000    DEUTSCHE BANK AG.                365,998
     4,900    DRESDNER BANK AG.                191,517
     6,750    FORENINGSSPARBANKEN AB            95,275
    45,000    FUJI BANK LTD                    313,790
    15,400    HANG SENG BANK LTD               172,189
    14,000  o HOKURIKU BANK LTD                 27,760
     6,313    HSBC HOLDINGS LTD (U.K.)         223,603
    19,130    HSBC HOLDINGS PLC                677,272
    20,000    INDUSTRIAL BANK OF JAPAN LTD     158,630
    18,000    JOYO BANK                         70,045
     2,500    KBC BANCASSURANCE HOLDINGS NV    148,245
    51,370    LLOYDS TSB GROUP PLC             696,380
    11,000    MITSUBISHI TRUST & BANKING CORP  106,877

----------------------------------------------------------
    SHARES                                     VALUE
----------------------------------------------------------
    13,000    MITSUI TRUST & BANKING CO LTD   $ 20,729
    20,400    NATIONAL AUSTRALIA BANK LTD      337,580
    22,315    OVERSEAS-CHINESE BANKING
                 CORP LTD (FR)                 186,125
     9,413    ROYAL BANK OF SCOTLAND PLC       191,703
    50,000    SAKURA BANK LTD                  189,612
    24,085    SAN PAOLO-IMI S.P.A.             327,864
    85,000    SANWA BANK LTD                   836,403
    10,000    SHIZUOKA BANK LTD                 99,639
     4,700    SKANDINAVISKA ENSKILDA
               BANKEN SERIES A                  54,729
     1,400    SOCIETE GENERALE S.A.            246,742
   118,000    SUMITOMO BANK LTD              1,493,959
     6,600    SVENSKA HANDELSBANKEN SERIES A    79,183
    17,000    TOKAI BANK LTD                    96,913
     3,803    UBS AG. (REGD)                 1,135,085
    29,500    UNCREDITO ITALIANO S.P.A.        129,599
    20,000    WESTPAC BANKING CORP             129,736
    17,000  o YASUDA TRUST & BANKING CO LTD     21,208
                                          ------------
                                            15,668,609
                                          ------------
EATING AND DRINKING PLACES  --  1.09%
   156,200    COMPASS GROUP PLC              1,548,711
     2,000    SKYLARK CO LTD                    42,962
                                          ------------
                                             1,591,673
                                          ------------
ELECTRIC, GAS, AND SANITARY SERVICES  --  2.72%
    32,580    CENTRICA PLC                      76,520
    23,500    CLP HOLDINGS LTD                 114,189
       600    ELECTRABEL NV                    193,672
     8,700    ELECTRICIDADE DE PORTUGAL S.A.   156,652
    11,700    ENDESA S.A.                      249,522
     1,600    GAS NATURAL SDG S.A.             116,327
    11,300    IBERDROLA S.A.                   172,120
     8,900    KANSAI ELECTRIC POWER CO, INC    169,123
    20,400    NATIONAL GRID GROUP PLC          141,971
    11,600    NATIONAL POWER PLC                84,477
    35,000    OSAKA GAS CO LTD                 118,848
     2,100  o OESTERREICHISCHE
               ELEKTRIZITAETSWIRSCHAFTS AG.    305,792
     5,400  o RHEIN-WESTFALEN ELECTRIC AG.
               (STAMM)                         249,986
    14,100    SCOTTISH POWER PLC               121,797
     1,800    LYONNAISE DES EAUX S.A.          324,665
     2,000  o TOHOKU ELECTRIC POWER CO, INC     30,271
    13,600    TOKYO ELECTRIC POWER CO, INC     287,087
    40,000    TOKYO GAS CO LTD                  98,483
       700    TRACTEBEL NV                      98,177
     3,900    UNITED UTILITIES PLC              47,397
     4,400    VEBA AG.                         258,643

                         SEE NOTES TO FINANCIAL STATEMENTS

60  1999 SEMI-ANNUAL REPORT

TIAA-CREF MUTUAL FUNDS           INTERNATIONAL EQUITY FUND

----------------------------------------------------------
    SHARES                                     VALUE
----------------------------------------------------------

ELECTRIC, GAS, AND SANITARY
SERVICES  --  (CONTINUED)
       300    VIAG AG.                       $ 141,696
     5,236    VIVENDI S.A.                     424,149
                                          ------------
                                             3,981,564
                                          ------------
ELECTRONIC AND OTHER ELECTRIC
EQUIPMENT  --  7.59%
     1,231  o ABB LTD                          115,111
       900    ADVANTEST CORP                    98,896
    16,000  o ALPS ELECTRIC CO LTD             374,764
       500    BARCO INDUSTRIES NV               80,490
     5,500    ELECTROLUX AB SERIES B           115,152
    24,000    FUJITSU LTD                      482,831
    12,000    FURUKAWA ELECTRIC CO LTD          55,024
    32,600    GENERAL ELECTRIC CO (U.K.)       332,476
    26,000    HITACHI LTD                      243,811
   306,000  o JOHNSON ELECTRIC HOLDINGS LTD  1,262,081
     3,643    KONINKLIJKE PHILIPS
               ELECTRONICS NV                  359,349
     2,700    KYOCERA CORP                     158,382
    21,000    MATSUSHITA ELECTRIC
               INDUSTRIAL CO LTD               407,729
    23,000    MITSUBISHI ELECTRIC CORP          88,362
    24,000    MURATA MANUFACTURING CO LTD    1,578,372
    13,000    NIPPON ELECTRIC CORP             161,646
    17,200  o NOKIA OYJ                      1,507,720
     1,000    ROHM CO                          156,564
    24,000    SANYO ELECTRIC CO LTD             97,557
    19,600  o SGS-THOMSON MICROELECTRONICS NV1,305,755
    10,000    SHARP CORP                       118,146
    17,000    SIRTI S.P.A.                      82,048
     6,800    SONY CORP                        733,169
     8,000    SUMITOMO ELECTRIC INDUSTRIES CO   90,948
     2,000    TOKYO ELECTRON CO LTD            135,662
   126,000    TOSHIBA CORP                     898,393
     4,000    YAMAHA CORP                       48,084
                                          ------------
                                            11,088,522
                                          ------------

FABRICATED METAL PRODUCTS --  0.16%
    11,000    GKN PLC                          187,784
     2,000  o TOYO SEIKAN KAISHA LTD            44,945
                                          ------------
                                               232,729
                                          ------------
FOOD AND KINDRED PRODUCTS --  2.79%
     7,000    AJINOMOTO CO LTD                  79,810
     5,000    ASAHI BREWERIES LTD               62,212
    10,560    ASSOCIATED BRITISH FOODS PLC      69,828
     5,100    BASS PLC                          74,000
       300    BONGRAIN S.A.                    113,233
    25,800    CADBURY SCHWEPPES LTD            164,300

----------------------------------------------------------
    SHARES                                     VALUE
----------------------------------------------------------

     7,227    COCA COLA AMATIL LTD            $ 29,127
     7,004  o COCA COLA BEVERAGE                14,835
       600    DANONE GROUP                     154,690
    35,644    DIAGEO PLC (CLASS A)             372,229
       300  o ERIDANIA BEGHIN-SAY S.A.          43,004
     1,900    HEINEKEN NV                       97,285
     2,000  o HOUSE FOODS CORP                  29,478
    13,000    KIRIN BREWERY CO LTD             155,738
       600    LVMH MOET HENNESSY LOUIS VUITTON 175,666
       600  o LVMH MOET HENNESSY
               LOUIS VUITTON RTS                17,541
       460    NESTLE S.A. (REGD)               828,810
     2,100    PERNOD-RICARD S.A.               140,768
    12,200    SCOTTISH & NEWCASTLE PLC         127,019
     4,000  o TAKARA SHUZO CO LTD               32,618
    32,590    UNILEVER LTD                     289,992
     5,893    UNILEVER NV CERT                 397,150
   338,000    WANT WANT HOLDINGS               605,020
                                          ------------
                                             4,074,353
                                          ------------

FOOD STORES  --  3.28%
     2,400    CARREFOUR SUPERMARCHE S.A.       352,695
       800    CASINO GUICHARD-PERRACHON S.A.    70,126
     2,000    DELHAIZE FRERES NV               170,263
     4,000    ITO-YOKADO CO LTD                267,688
    73,554    KONINKLIJKE AHOLD NV           2,533,530
       200    PROMODES S.A.                    131,280
    14,344    SAFEWAY PLC                       57,487
    17,345    SAINSBURY (J) PLC                109,363
   427,200    TESCO PLC                      1,099,317
                                          ------------
                                             4,791,749
                                          ------------

GENERAL BUILDING CONTRACTORS  --  0.16%
    10,000  o DAIWA HOUSE INDUSTRY CO LTD      105,175
    13,000    OBAYASHI CORP                     65,410
     1,700    SKANSKA AB SERIES B FREE          64,086
                                          ------------
                                               234,671
                                          ------------

GENERAL MERCHANDISE STORES --  2.18%
    10,000    DAIEI, INC                        34,204
     6,000  o DAIMARU, INC                      29,346
     3,000    JUSCO CO LTD                      54,529
    16,600    KINGFISHER PLC                   191,016
    31,300    MARKS & SPENCER PLC              181,071
     5,000    MARUI CO LTD                      82,620
     2,880  o METRO AG.                        178,797
     7,000  o MYCAL CORP                        43,953
     1,500  o PINAULT-PRINTEMPS-REDOUTE S.A.   257,405
     8,500    RYOHIN KEIKAKU CO LTD          2,138,412
                                          ------------
                                             3,191,353
                                          ------------

SEE NOTES TO FINANCIAL STATEMENTS

                                1999 SEMI-ANNUAL REPORT 61

TIAA-CREF MUTUAL FUNDS           INTERNATIONAL EQUITY FUND

----------------------------------------------------------
    SHARES                                     VALUE
----------------------------------------------------------

HEAVY CONSTRUCTION,
EXCEPT BUILDING  --  1.91%
     6,310    GROUPE GTM                     $ 676,762
    25,100  o GRUPO FERROVIAL                  608,295
    17,000    KAJIMA CORP                       61,799
    29,750    SOCIETE GENERALE
                D'ENTERPRISES S.A.           1,441,976
                                          ------------
                                             2,788,832
                                          ------------
HOLDING AND OTHER INVESTMENT
OFFICES  --  0.51%
    12,386    ALLIED ZURICH PLC                155,704
     1,700    DROTT AB SERIES B                 13,797
    48,000    HUTCHINSON WHAMPOA LTD           434,613
    13,000    SUMITOMO CORP                     95,054
   107,600    UNIONE IMMOBILIARE S.P.A.         47,714
                                          ------------
                                               746,882
                                          ------------
HOTELS AND OTHER LODGING PLACES  --  0.19%
       600    ACCOR S.A.                       150,668
    17,900    HILTON GROUP PLC                  70,962
    58,000  o HONG KONG & SHANGHAI HOTELS LTD   49,338
                                          ------------
                                               270,968
                                          ------------
INDUSTRIAL MACHINERY AND
EQUIPMENT  --  1.89%
     6,000  o AMADA CO LTD                      42,384
     2,800    FANUC LTD                        150,368
    29,000    KEPPEL CORP                       98,797
    73,000    KOMATSU LTD                      466,216
     1,000  o KOMORI CORP                       18,011
     6,000    MAKITA CORP                       67,864
     7,000    MINEBEA CO LTD                    78,075
   286,000    MITSUBISHI HEAVY INDUSTRIES LTD1,160,199
     3,000    NIDEC CORP                       451,353
    23,000    NTN TOYO BEARING CO LTD           78,480
     4,000    OMRON CORP                        69,400
     5,000    TOYODA AUTOMATIC LOOM WORKS LTD   84,892
                                          ------------
                                             2,766,039
                                          ------------
INSTRUMENTS AND RELATED PRODUCTS  --  3.76%
     7,000    CANON, INC                       201,262
    14,000    CITIZEN WATCH CO LTD             121,451
     6,000  o FUJI PHOTO FILM CO LTD           227,039
     7,300  o IMI PLC                           29,572
   872,038    INVENSYS PLC                   4,127,216
     4,100    KEYENCE CORP                     717,455
     4,000    NIKON CORP                        65,435
                                          ------------
                                             5,489,430
                                          ------------

----------------------------------------------------------
    SHARES                                     VALUE
----------------------------------------------------------

INSURANCE AGENTS, BROKERS AND
SERVICE  --  0.19%
     8,658    FORTIS B                       $ 271,880
       462  o FORTIS B CVG                       2,629
     4,158  o FORTIS B NPV (STRIP VVPR)             42
                                          ------------
                                               274,551
                                          ------------

INSURANCE CARRIERS  --  3.65%
       500  o AACHENER & MUNCHENER BETEIL (BR)  50,790
    18,400    AEGON NV                       1,334,920
     2,547  o ALLIANZ AG. (REGD)               706,569
    11,000    AMP LTD                          120,255
    11,860    ASSICURAZIONI GENERALI S.P.A.    410,957
     3,500    AXA                              426,998
    14,700    CGU PLC                          212,367
   107,600  o INSTITUTO NAZIONALE DELLE
                ASSICURAZION                   249,671
    56,800    LEGAL & GENERAL GROUP PLC        144,597
    12,000    MITSUI TAISHO MARINE &
               FIRE CO LTD                      58,990
     1,000  o MUENCHENER RUECKVER AG. (REGD)   185,113
     1,000  o MUENCHENER RUECKVER AG.
               (REGD)(NEW)                     182,535
    22,000    PRUDENTIAL CORP PLC              323,898
    13,634    ROYAL & SUN ALLIANCE INSURANCE
                GROUP PLC                      122,285
     5,000    SKANDIA FORSAKRINGS AB            93,510
    11,000    SUMITOMO MARINE &
               FIRE INSURANCE CO                66,343
        90  o SWISS REINSURANCE                171,363
    12,000    TOKIO MARINE & FIRE
               INSURANCE CO LTD130,374
       600    ZURICH ALLIED AG.                341,183
                                          ------------
                                             5,332,718
                                          ------------
LOCAL AND INTERURBAN PASSENGER
TRANSIT  --  1.01%
        41    EAST JAPAN RAILWAY CO            220,182
   350,100  o STAGECOACH HOLDINGS PLC        1,254,107
                                          ------------
                                             1,474,289
                                          ------------
LUMBER AND WOOD PRODUCTS  --  0.09%
    12,000    SEKISUI HOUSE LTD                129,482
                                          ------------
METAL MINING  --  0.44%
     4,500    JOHNSON MATTHEY PLC               43,872
     4,200  o LONMIN PLC                        39,060
    29,708    NORTH LTD                         60,172
     8,800    RIO TINTO LTD                    144,294
     8,000    RIO TINTO PLC (REGD)             134,111
    13,490    SMITH (HOWARD) LTD               103,133
     1,100    UNION MINIERE GROUP S.A.          45,375
    15,742    WMC LTD                           67,625
                                          ------------
                                               637,642
                                          ------------
                         SEE NOTES TO FINANCIAL STATEMENTS

62  1999 SEMI-ANNUAL REPORT

TIAA-CREF MUTUAL FUNDS           INTERNATIONAL EQUITY FUND

----------------------------------------------------------
    SHARES                                     VALUE
----------------------------------------------------------

MISCELLANEOUS RETAIL  --  0.16%
     9,400    BOOTS CO LTD                   $ 111,647
    10,500    GREAT UNIVERSAL STORES PLC       116,354
                                          ------------
                                               228,001
                                          ------------
MOTION PICTURES  --  0.13%
    18,335    RANK GROUP PLC                    72,903
       770    TOHO CO LTD                      112,602
                                          ------------
                                               185,505
                                          ------------
NONDEPOSITORY INSTITUTIONS --  1.33%
     1,000  o ACOM CO LTD                       86,337
    17,297    HALIFAX PLC                      206,398
     9,228    ING GROEP NV                     499,620
     3,750    SCHROEDERS LTD                    76,608
     1,500    SHOHKOH FUND & CO              1,075,712
                                          ------------
                                             1,944,675
                                          ------------
OIL AND GAS EXTRACTION  --  1.19%
    24,400    IHC CALAND NV                    956,195
    14,500    LONDON & SCOTTISH MARINE OIL PLC  33,141
    20,600  o PETROLEUM GEO-SERVICES AS        310,090
     1,200    TECHNIP S.A.                     134,642
     2,400  o TOTAL FINA S.A.                  309,629
                                          ------------
                                             1,743,697
                                          ------------
PAPER AND ALLIED PRODUCTS --  0.38%
     9,500    BUNZL PLC                         47,095
    17,000    NIPPON PAPER INDUSTRIES CO        88,626
     6,900    NORD-EST S.A.                    189,279
     5,300    SCA AB SERIES B                  137,148
     3,500    UPM-KYMMENE OY                   100,342
                                          ------------
                                               562,490
                                          ------------
PETROLEUM AND COAL PRODUCTS --  3.55%
    45,052    BG PLC                           275,184
    73,015    BP AMOCO PLC                   1,308,613
     3,900    BP AMOCO PLC (SPONS ADR)         423,150
    28,372    BROKEN HILL PROPRIETARY CO LTD   328,650
    27,000  o COSMO OIL CO LTD                  49,522
     3,000    ELF AQUITANE S.A.                440,250
    86,900    ENTE NAZIONALE IDROCARBURI S.P.A.518,885
    47,000    JAPAN ENERGY CORP                 55,140
     2,000    NORSK HYDRO AS                    75,455
       200    PETROFINA S.A.                   114,883
    12,300    REPSOL S.A.                      251,156
    21,700    ROYAL DUTCH PETROLEUM CO       1,271,104
    21,100    SANTOS LTD                        69,134
                                          ------------
                                             5,181,126
                                          ------------

----------------------------------------------------------
    SHARES                                     VALUE
----------------------------------------------------------
PRIMARY METAL INDUSTRIES  --  4.38%
    26,900    BRITISH STEEL PLC           $     69,646
    39,000    KAWASAKI STEEL CORP               72,821
    27,800    MANNESMANN AG.                 4,157,058
    59,000    NIPPON STEEL CORP                136,975
    34,450  o PREUSSAG AKTIEGESELLSCHAFT
               AG.                           1,850,973
    41,000  o SUMITOMO METAL INDUSTRIES LTD     51,150
     4,100  o USINOR                            61,097
                                          ------------
                                             6,399,720
                                          ------------

PRINTING AND PUBLISHING  --  3.42%
    10,000    DAI NIPPON PRINTING CO LTD       159,869
   113,000    ELSEVIER UTIGEVERSMIJ NV       1,311,004
    20,443    NEWS CORP LTD                    174,423
   149,800    PEARSON PLC                    3,043,712
     8,500    REED INTERNATIONAL PLC            56,709
     8,000    TOPPAN PRINTING CO LTD            89,295
     4,040    WOLTERS KLUWER NV                160,820
                                          ------------
                                             4,995,832
                                          ------------

RAILROAD TRANSPORTATION  --  0.81%
    11,000  o KEIHIN ELECTRIC EXPRESS RAILWAY   36,352
    17,000    KINKI NIPPON RAILWAY CO LTD       83,570
    11,000    NANKAI ELECTRIC RAILWAY CO        50,984
    49,300    RAILTRACK GROUP PLC            1,007,919
                                          ------------
                                             1,178,825
                                          ------------
REAL ESTATE  --  0.72%
    19,000    CHEUNG KONG HOLDINGS LTD         168,973
    12,000    CITY DEVELOPMENT LTD              76,829
     6,000  o HAMMERSON PLC                     44,593
    11,000    MITSUBISHI ESTATE CO LTD         107,331
     9,000    MITSUI FUDOSAN CO LTD             72,870
    19,153    NEW WORLD DEVELOPMENT CO LTD      57,395
     8,500    SLOUGH ESTATES PLC                48,100
    52,194    SUN HUNG KAI PROPERTIES LTD      475,951
                                          ------------
                                             1,052,042
                                          ------------
RUBBER AND MISCELLANEOUS PLASTIC
PRODUCTS  --  0.36%
       700    ADIDAS SALOMON AG.                69,481
    10,000    BRIDGESTONE CORP                 302,389
     1,514    MICHELIN S.A. (CLASS B)           61,938
    34,900    PIRELLI S.P.A.                    95,017
                                          ------------
                                               528,825
                                          ------------
SECURITY AND COMMODITY BROKERS  --  0.37%
    14,000    DAIWA SECURITIES GROUP, INC       92,534
    14,000    MITSUBISHI CORP                   94,847
    17,000    MITSUI & CO LTD                  118,543

SEE NOTES TO FINANCIAL STATEMENTS

                                1999 SEMI-ANNUAL REPORT 63

TIAA-CREF MUTUAL FUNDS           INTERNATIONAL EQUITY FUND

----------------------------------------------------------
    SHARES                                     VALUE
----------------------------------------------------------

SECURITY AND COMMODITY
   BROKERS  --  (CONTINUED)
    20,000    NOMURA SECURITIES CO LTD      $  234,145
                                          ------------
                                               540,069
                                          ------------
SPECIAL TRADE CONTRACTORS --  0.09%
     5,000    KINDEN CORP                       53,909
     1,400    SCHNEIDER ELECTRIC S.A.           78,613
                                          ------------
                                               132,522
                                          ------------
STONE, CLAY, AND GLASS PRODUCTS  --  4.04%
    15,000    ASAHI GLASS CO LTD                97,285
    11,020    BLUE CIRCLE INDUSTRIES PLC        73,304
     9,900  o BPB PLC                           58,676
    85,600  o CRH PLC                        1,513,254
    34,900    CSR LTD                           99,796
   220,800    HANSON PLC                     1,961,245
       104    HOLDERBANK FINANCIERE
               GLARUS AG. (BR)                 122,759
     2,000    HOYA CORP                        112,858
     5,000    INAX CORP                         30,528
       800    LAFARGE S.A. (BR)                 76,066
    63,000    MALAYAN CEMENT BERHAD             37,323
     9,000  o NIPPON SHEET GLASS CO LTD         32,048
    28,000  o RMC GROUP PLC                    450,853
     7,800    ST. GOBAIN S.A.                1,242,786
                                          ------------
                                             5,908,781
                                          ------------

TEXTILE MILL PRODUCTS  --  0.05%
    26,000    MITSUBISHI RAYON CO LTD           74,110
                                          ------------

TOBACCO PRODUCTS  --  0.08%
    12,386    BRITISH AMERICAN TOBACCO PLC     116,460
                                          ------------

TRANSPORTATION BY AIR  --  0.31%
     7,965    BRITISH AIRPORT AUTHORITIES PLC   76,586
     9,984    BRITISH AIRWAYS PLC               68,892
    44,000    CATHAY PACIFIC AIRWAYS LTD        67,486
     5,000    DEUTSCHE LUFTHANSA AG. (REGD)     90,648
    22,000    JAPAN AIRLINES CO LTD             72,705
    16,000    SWIRE PACIFIC LTD (CLASS A)       79,189
                                          ------------
                                               455,506
                                          ------------
TRANSPORTATION EQUIPMENT  --  4.46%
    14,726    BRITISH AEROSPACE PLC             95,577
     8,832    DAIMLERCHRYSLER AG.              765,088
     8,000    DENSO CORP                       162,596
    40,000  o DUCATI MOTOR HOLDINGS S.P.A.     104,777
    50,200  o FIAT S.P.A.                      158,933
    11,000    HONDA MOTOR CO LTD               466,224
   329,000    NISSAN MOTOR CO LTD            1,571,118
       900    PEUGEOT S.A.                     142,006

----------------------------------------------------------
    SHARES                                     VALUE
----------------------------------------------------------

    24,000  o RENAULT S.A.                 $ 1,044,472
    26,637    ROLLS ROYCE LTD                  112,737
     5,700    SIEMENS AG.                      439,693
    35,000    TOYOTA MOTOR CORP              1,107,521
     3,850    VOLKSWAGEN AG.                   246,561
     3,500    VOLVO AB SERIES B FREE           101,479
                                          ------------
                                             6,518,782
                                          ------------
TRANSPORTATION SERVICES  --  2.14%
   362,100    AIRTOURS PLC                   2,888,137
   335,000    ROAD KING INFRASTRUCTURE LTD     237,477
                                          ------------
                                             3,125,614
                                          ------------
TRUCKING AND WAREHOUSING  --  0.14%
    13,000    SEINO TRANSPORTATION CO LTD       77,332
     5,300    TNT POST GROUP NV                126,531
                                          ------------
                                               203,863
                                          ------------
WATER TRANSPORTATION  --  0.38%
        15    DAMPSKIBSSELSKABET AF 1912
                (CLASS B)                      133,068
        10    DAMPSKIBSSELSKABET
                SVENDBORG (CLASS B)            123,891
     5,000  o KAMIGUMI CO LTD                   25,653
    35,000    NIPPON YUSEN KABUSHIKI KAISHA    134,753
     9,236    PENINSULAR & ORIENTAL STEAM
                NAVIGATION CO                  138,671
                                          ------------
                                               556,036
                                          ------------
WHOLESALE TRADE-NONDURABLE
GOODS  --  0.25%
   105,000  o THAI UNION FROZEN PRODUCTS (FR)  370,181
                                          ------------

TOTAL COMMON STOCK
(COST $128,580,688)                        143,627,194
                                          ------------

SHORT TERM INVESTMENT  --  0.50%

U.S. GOVERNMENT AGENCY  --  0.50%
              FEDERAL HOME LOAN BANK
  $725,000     4.490% 07/01/99                 725,000
                                          ------------
TOTAL SHORT TERM INVESTMENT
(COST $725,000)                                725,000
                                          ------------
TOTAL PORTFOLIO
(COST $129,522,443)                       $144,680,193
                                          ============
----------------------------------
  o   NON-INCOME Producing

                         SEE NOTES TO FINANCIAL STATEMENTS

64 1999 SEMI-ANNUAL REPORT

TIAA-CREF MUTUAL FUNDS STATEMENT OF INVESTMENTS (UNAUDITED) MANAGED ALLOCATION FUND
                  JUNE 30, 19999
------------------------------------------------------------
   SHARES/
 PRINCIPAL                          VALUE            %
------------------------------------------------------------
TIAA-CREF MUTUAL FUNDS  --  99.71%
 8,277,271  BOND PLUS  FUND      $ 81,531,115      38.79%
 3,324,243  GROWTH & INCOME FUND   50,727,943      24.13
 3,309,174  GROWTH EQUITY FUND     50,729,633      24.14
 2,163,350  INTERNATIONAL
               EQUITY FUND         24,078,083      11.46
 2,506,350  MONEY MARKET FUND       2,506,350       1.19
                                 ------------     ------
                                  209,573,124      99.71
                                 ------------     ------
      TOTAL TIAA-CREF MUTUAL FUNDS
      (COST $182,784,676)         209,573,124      99.71
                                 ------------     ------
SHORT TERM INVESTMENT  --  0.43%

U.S. GOVERNMENT AGENCY  --  0.43%
            FEDERAL HOME LOAN BANK
 $900,000     4.490%, 07/01/99        900,000       0.43
                                 ------------     ------
      TOTAL SHORT TERM INVESTMENT
      (COST $900,000)                 900,000       0.43
                                 ------------     ------
      TOTAL PORTFOLIO
      (COST $183,684,676)         210,473,124     100.14
      OTHER ASSETS &
      LIABILITIES, NET               (293,849)     (0.14)
                                 ------------     ------
      NET ASSETS                 $210,179,275     100.00%
                                 ============     ======

SEE NOTES TO FINANCIAL STATEMENTS

                                1999 SEMI-ANNUAL REPORT 65

TIAA-CREF PRODUCTS AND SERVICES


O  TIAA-CREF MUTUAL FUNDS

O  TEACHERS PERSONAL ANNUITY

O  TIAA LIFE INSURANCE COVERAGE

O  TEACHERS LONGTERM CARE
   INSURANCE

O  TIAA-CREF RETIREMENT ANNUITIES

O  TIAA-CREF SUPPLEMENTAL
   RETIREMENT ANNUITIES (SRAS)

O  TIAA-CREF IRAS



[GRAPHIC OMITTED]
AUTOMATED TELEPHONE SERVICE
24 HOURS A DAY, 7 DAYS A WEEK
800 842-2252

TIAA-CREF MUTUAL FUNDS SHAREHOLDERS
CAN CHECK FUND PERFORMANCE, CHECK THEIR ACCOUNT BALANCES, AND INITIATE PURCHASES OR EXCHANGES.

FOR PENSION ANNUITIES, YOU CAN ALLOCATE FUTURE PREMIUMS, TRANSFER ACCUMULATIONS, GET TIAA'S CURRENT RATES OF INTEREST, CURRENT PERFORMANCE OF THE VARIABLE ACCOUNTS, THE LATEST ACCUMULATION UNIT VALUES, AND YOUR TOTAL ACCUMULATIONS.

[GRAPHIC OMITTED]
PERSONAL ASSISTANCE
800 223-1200
8 a.m. to 8 p.m. ET, Monday - Friday

FOR QUESTIONS ABOUT TIAA-CREF MUTUAL FUNDS, TEACHERS PERSONAL ANNUITY, TEACHERS LONGTERM CARE, AND TIAA LIFE INSURANCE.

800 842-2776
8 a.m. to 11 p.m. ET, Monday - Friday
9 a.m. to 6 p.m. ET, Saturday and Sunday

FOR QUESTIONS ABOUT RETIREMENT SAVING AND PLANNING, QUARTERLY AND ANNUITY BENEFITS REPORTS, RECEIVING ANNUITY PAYMENTS, ANNUITY OPTIONS, AND TAX REPORTS.


[GRAPHIC OMITTED]
INTERNET ACCESS

Visit our World Wide Web site: WWW.TIAA-CREF.ORG

THROUGH OUR INTER/ACT SYSTEM AT TIAA-CREF'S WORLD WIDE WEB SITE, YOU CAN ALSO SEE YOUR ACCOUNT BALANCE AND TRANSACTION RECORDS, EXCHANGE SHARES BETWEEN FUNDS, AND BUY NEW SHARES ONLINE. YOU CAN ALSO SEE THE LATEST VALUE OF YOUR RA, SRA, AND IRA ACCUMULATION, CHECK ON THE LAST PREMIUMS PAID TO YOUR CONTRACT, REVIEW OR CHANGE YOUR PREMIUM ALLOCATIONS, TRANSFER ACCUMULATIONS AMONG YOUR TIAA-CREF ACCOUNTS, AND CHANGE YOUR ADDRESS.


MUTUAL FUND INFORMATION ONLINE

TIAA-CREF
www.tiaa-cref.org/mfunds/
MORNINGSTAR
www.morningstar.net
LIPPER ANALYTICAL SERVICES
www.lipperweb.com
BusinessWeek Online
www.businessweek.com

                                     [GRAPHIC OMITTED] PRINTED ON RECYCLED PAPER

                              TIAA-CREF Mutual FundS  1999 SEMI-ANNUAL REPORT 67

[LOGO]
730 Third Avenue
New York, NY 10017-3206
                                                      ---------------
                                                         PRESORTED
                                                         STANDARD
                                                       U.S. POSTAGE
                                                           PAID
                                                         TIAA-CREF
                                                      ---------------








TCMFSAR-8/99